UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

             Investment Company Act file number    811-04642
                                               ---------------------

                          The Phoenix Edge Series Fund
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer               John H. Beers, Esq.
   Counsel and Secretary for Registrant         Vice President and Secretary
      Phoenix Life Insurance Company           Phoenix Life Insurance Company
           One American Row                           One American Row
          Hartford, CT 06102                        Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 541-0171
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                  Date of reporting period: September 30, 2005
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX EDGE SERIES FUND
GLOSSARY
September 30, 2005

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC (AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION)

A leading insurer of bonds, providing bondholders an unconditional, irrevocable guarantee that principal and interest payments would be received in full and on time.

FGIC (FINANCIAL GUARANTY INSURANCE COMPANY)

A leading financial guaranty insurance company providing triple-A credit enhancement on public finance, structured finance and asset-backed securities.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)

A leading provider of Aaa/AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)

One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

REIT (REAL ESTATE INVESTMENT TRUST)

Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                          SHARES        VALUE
                                                        ---------    -----------

DOMESTIC COMMON STOCKS--2.2%

UNITED STATES--2.2%
   Albertson's, Inc. (Food Retail)                          4,400    $   112,860
   Altria Group, Inc. (Tobacco)                             4,225        311,425
   Bank of America Corp. (Diversified Banks)                7,110        299,331
   Chevron Corp. (Integrated Oil & Gas)                     1,280         82,854
   Citigroup, Inc. (Other Diversified Financial
     Services)                                              7,330        333,661
   ConocoPhillips (Integrated Oil & Gas)                    7,400        517,334
   Exxon Mobil Corp. (Integrated Oil & Gas)                 2,500        158,850
   General Electric Co. (Industrial
     Conglomerates)                                        13,900        468,013
   Goldman Sachs Group, Inc. (The) (Investment
     Banking & Brokerage)                                     600         72,948
   Home Depot, Inc. (The) (Home Improvement
     Retail)                                                4,300        164,002
   Johnson & Johnson (Pharmaceuticals)                      3,350        211,988
   Microsoft Corp. (Systems Software)                      14,100        362,793
   Occidental Petroleum Corp. (Integrated Oil
     & Gas)                                                 4,100        350,263
   Pfizer, Inc. (Pharmaceuticals)                          10,590        264,432
   Sprint Nextel Corp. (Wireless
     Telecommunication Services)                            7,000        166,460

   Stanley Works (The) (Household Appliances)               2,500        116,700
   UnitedHealth Group, Inc. (Managed Health
     Care)                                                    888         49,906
   Verizon Communications, Inc. (Integrated
     Telecommunication Services)                            1,300         42,497
   Wal-Mart Stores, Inc. (Hypermarkets &
     Super Centers)                                         2,400        105,168
   Wyeth (Pharmaceuticals)                                  1,200         55,524
                                                                     -----------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $3,508,905)                                        4,247,009
                                                                     -----------

FOREIGN COMMON STOCKS(c)--92.2%

AUSTRALIA--0.2%
   Australia and New Zealand Banking Group
     Ltd. (Diversified Banks)                               7,600        139,099
   BlueScope Steel Ltd. (Steel)                            20,000        145,809
   Qantas Airways Ltd. (Airlines)                          28,100         72,216
                                                                     -----------
                                                                         357,124
                                                                     -----------

AUSTRIA--0.1%
   OMV AG (Oil & Gas Refining, Marketing &
     Transportation)                                        2,500        148,459
                                                                     -----------

                                                          SHARES        VALUE
                                                        ---------    -----------

FOREIGN COMMON STOCKS (CONTINUED)

BELGIUM--1.8%
   Belgacom SA (Integrated Telecommunication
     Services)                                             99,800    $ 3,383,640
                                                                     -----------

BRAZIL--6.1%
   Banco Bradesco S.A. Sponsored ADR (Diversified
     Banks)                                                84,500      4,133,740
   Petroleo Brasileiro S.A. ADR (Integrated Oil &
     Gas)                                                 117,000      7,457,584
                                                                     -----------
                                                                      11,591,324
                                                                     -----------

CANADA--0.4%
   Alcan, Inc. (Aluminum)                                   2,400         76,077
   Bank of Nova Scotia (Diversified Banks)                  8,502        317,481
   Canadian National Railway Co. (Railroads)                  900         63,871
   Manulife Financial Corp. (Life & Health
     Insurance)                                             3,000        160,000
   Petro Canada (Integrated Oil & Gas)                      4,200        175,804
                                                                     -----------
                                                                         793,233
                                                                     -----------

CHINA--0.3%
   Zhejiang Expressway Co. Ltd. (Highways &
     Railtracks)                                          700,000        491,792
                                                                     -----------

DENMARK--0.0%
   Danske Bank A/S (Diversified Banks)                      2,200         67,319
                                                                     -----------

FINLAND--0.1%
   Nokia OYJ (Communications Equipment)                     8,000        134,030
                                                                     -----------

FRANCE--6.1%
   Assurances Generales de France (Multi-
     line Insurance)                                        2,600        248,735
   BNP Paribas SA (Diversified Banks)                       1,400        106,424
   France Telecom SA (Integrated
     Telecommunication Services)                            2,904         83,345
   PSA Peugeot Citroen SA (Automobile
     Manufacturers)                                        57,000      3,870,561
   Sanofi-aventis (Pharmaceuticals)                         2,007        165,833
   Societe Generale (Diversified Banks)                     1,050        119,821
   Total SA (Integrated Oil & Gas)                         14,300      3,903,047
   Valeo SA (Auto Parts & Equipment)                       76,100      3,162,716
                                                                     -----------
                                                                      11,660,482
                                                                     -----------

GERMANY--7.8%
   Commerzbank AG (Diversified Banks)                     101,000      2,755,483
   Deutsche Post AG (Air Freight & Logistics)             146,800      3,433,361

                     See Notes to Schedules of Investments

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                          SHARES        VALUE
                                                        ---------    -----------

FOREIGN COMMON STOCKS (CONTINUED)

GERMANY (CONTINUED)
   Deutsche Postbank AG (Diversified Banks)                84,000    $ 4,594,484
   E.ON AG (Electric Utilities)                            43,000      3,958,656
   Siemens AG (Industrial Conglomerates)                    1,325        102,076
                                                                     -----------
                                                                      14,844,060
                                                                     -----------

HONG KONG--6.4%
   China Mobile Ltd. (Wireless Telecommunication
     Services)                                          1,138,000      5,574,584
   Dah Sing Banking Group Ltd. (Regional Banks)            13,400         24,011
   Dah Sing Financial Holdings Ltd. (Regional
     Banks)                                                67,000        449,122
   Swire Pacific Ltd. Class B (Multi-Sector
     Holdings)                                          2,982,500      5,267,295
   Wing Hang Bank Ltd. (Regional Banks)                   106,000        780,241
                                                                     -----------
                                                                      12,095,253
                                                                     -----------

INDIA--2.2%
   ICICI Bank Ltd. Sponsored ADR (Diversified
     Banks)                                               151,500      4,279,875
                                                                     -----------

ITALY--6.6%
   Banca Intesa S.p.A. (Diversified Banks)                879,000      4,096,295
   ENI S.p.A. (Integrated Oil & Gas)                      153,000      4,543,754
   Riunione Adriatica di Sicurta S.p.A
     (Multi-line Insurance)                               174,400      3,969,877
                                                                     -----------
                                                                      12,609,926
                                                                     -----------

JAPAN--21.0%
   Canon, Inc. (Electronic Equipment
     Manufacturers)                                        87,500      4,724,938
   Daito Trust Construction Co. Ltd.
     (Homebuilding)                                        88,000      3,852,713
   Japan Tobacco, Inc. (Tobacco)                                5         78,841
   JFE Holdings, Inc. (Steel)                               5,000        162,526
   Kyocera Corp. (Electronic Equipment
     Manufacturers)                                        25,500      1,774,577
   Mitsubishi UFJ Financial Group, Inc.
     (Diversified Banks)                                      400      5,250,176
   Nissan Motor Co. Ltd. (Automobile
     Manufacturers)                                        23,600        269,429
   NTT DoCoMo, Inc. (Wireless Telecommunication
     Services)                                              2,140      3,807,963
   ORIX Corp. (Consumer Finance)                           11,700      2,112,844
   Seino Holdings Co. Ltd. (Trucking)                     395,000      3,608,307
   Seven and I Holdings Co. Ltd. (Food Retail) (b)        122,400      4,054,123
   Sumitomo Mitsui Financial Group, Inc.
     (Diversified Banks)                                       35        329,898

                                                          SHARES        VALUE
                                                        ---------    -----------

FOREIGN COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
   Takeda Pharmaceutical Co. Ltd.
     (Pharmaceuticals)                                     86,300    $ 5,139,077
   Tanabe Seiyaku Co. Ltd. (Pharmaceuticals)               11,000        111,143
   Toyota Motor Corp. (Automobile Manufacturers)           94,000      4,305,849
   UFJ Holdings, Inc. (Diversified Banks) (b)                  37        301,098
                                                                     -----------
                                                                      39,883,502
                                                                     -----------

MALAYSIA--0.9%
   Public Bank Berhad (Regional Banks)                    920,000      1,696,471
   Sime UEP Properties Berhad (Real Estate
     Management & Development)                             14,800         16,179
                                                                     -----------
                                                                       1,712,650
                                                                     -----------

MEXICO--2.7%
   Grupo Aeroportuario del Sureste S.A. de C.V
     ADR (Airport Services)                               130,500      5,206,950
                                                                     -----------

NETHERLANDS--1.9%
   ING Groep N.V. (Other Diversified Financial
     Services)                                            119,000      3,544,042
   Koninklijke Philips Electronics N.V
     (Industrial Conglomerates)                             1,300         34,545
                                                                     -----------
                                                                       3,578,587
                                                                     -----------

NORWAY--0.1%
   Yara International Asa (Fertilizers &
     Agricultural Chemicals)                                8,100        146,198
                                                                     -----------

PORTUGAL--1.8%
   Portugal Telecom SGPS S.A. (Integrated
     Telecommunication Services)                          378,500      3,457,244
                                                                     -----------

SINGAPORE--3.2%
   City Developments Ltd. (Real Estate Management
     & Development)                                       100,000        549,629
   Flextronics International Ltd. (Electronic
     Manufacturing Services) (b)                            5,000         64,250
   Oversea-Chinese Banking Corp. Ltd.
     (Diversified Banks)                                1,262,400      4,662,983
   Singapore Telecommunications Ltd. (Integrated
     Telecommunication Services)                          128,150        185,555
   United Overseas Bank Ltd. (Regional Banks)              78,400        653,314
   United Overseas Land Ltd. (Real Estate
     Management & Development)                              7,840         10,842
                                                                     -----------
                                                                       6,126,573
                                                                     -----------

                     See Notes to Schedules of Investments

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                        SHARES      VALUE
                                                      ---------  -----------

FOREIGN COMMON STOCKS (CONTINUED)

SPAIN--1.6%
   Altadis SA (Tobacco)                                  59,300  $  2,656,224
   Repsol YPF S.A. (Integrated Oil & Gas)                 9,500       307,818
                                                                 ------------
                                                                    2,964,042
                                                                 ------------

SWEDEN--1.9%
   Nordea Bank AB (Regional Banks)                      366,000     3,658,041
                                                                 ------------

SWITZERLAND--3.5%
   Credit Suisse Group (Diversified Banks)                6,300       278,854
   Nestle SA Registered Shares (Packaged Foods &
     Meats)                                              10,500     3,074,041
   Zurich Financial Services AG Registered Shares
     (Multi-line Insurance) (b)                          19,200     3,270,325
                                                                 ------------
                                                                    6,623,220
                                                                 ------------

TAIWAN--2.8%
   Fubon Financial Holding Co. Ltd. (Multi-Sector
     Holdings)                                          284,000       260,162
   SinoPac Financial Holdings Co. Ltd. (Regional
     Banks)                                           1,085,954       505,582
   Taiwan Mobile Co. Ltd. (Wireless
     Telecommunication Services)                        309,400       294,618
   Taiwan Semiconductor Manufacturing Co. Ltd.
     Sponsored ADR (Semiconductors)                     510,900     4,199,598
                                                                 ------------
                                                                    5,259,960
                                                                 ------------

UNITED KINGDOM--12.6%
   AstraZeneca plc (Pharmaceuticals)                     70,000     3,253,316
   Aviva plc (Multi-line Insurance)                      18,128       199,038
   British American Tobacco plc (Tobacco)               129,600     2,722,478
   Centrica plc (Gas Utilities)                       1,005,500     4,362,795
   GlaxoSmithKline plc (Pharmaceuticals)                 12,546       319,094
   InterContinental Hotels Group plc (Hotels,
     Resorts & Cruise Lines)                              5,936        75,069
   Lloyds TSB Group plc (Multi-Sector Holdings)           3,700        30,477
   Morrison (WM.) Supermarkets (Food Retail)          1,180,000     3,699,467
   Resolution plc (Multi-line Insurance)                250,000     2,720,650
   Royal & Sun Alliance Insurance Group plc
     (Multi-line Insurance)                              28,600        48,931
   Royal Bank of Scotland Group plc (Diversified
     Banks)                                               4,100       116,356
   Scottish Power plc (Electric Utilities)              225,000     2,268,017

                                                        SHARES      VALUE
                                                      ---------  -----------

FOREIGN COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
   Weir Group plc (The) (Industrial Machinery)          598,000  $  4,039,685
   Whitbread plc (Restaurants)                            9,771       163,637
                                                                 ------------
                                                                   24,019,010
                                                                 ------------

UNITED STATES--0.1%
   Royal Dutch Shell plc Class A (Integrated Oil
     & Gas)                                               3,300       108,949
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $133,612,215)                                 175,201,443
                                                                 ------------

FOREIGN PREFERRED STOCKS(c)--4.2%

SOUTH KOREA--4.2%
   Hyundai Motor Co. Ltd. Pfd. (Automobile
     Manufacturers)                                      28,000     1,422,137
   Samsung Electronics Co. Ltd. Pfd.
     (Semiconductors)                                    15,000     6,526,114
                                                                 ------------
TOTAL FOREIGN PREFERRED STOCKS
   (Identified cost $3,281,875)                                     7,948,251
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--98.6%
   (Identified cost $140,402,995)                                 187,396,703
                                                                 ------------

                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                      ---------  -----------
SHORT-TERM INVESTMENTS--0.9%

COMMERCIAL PAPER--0.9%
   UBS Finance Delaware LLC 3.86%, 10/3/05               $1,745     1,744,626
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $1,744,626)                                     1,744,626
                                                                 ------------

TOTAL INVESTMENTS--99.5%
   (Identified cost $142,147,621)                                 189,141,329(a)
   Other assets and liabilities, net--0.5%                            966,111
                                                                 ------------
NET ASSETS--100.0%                                               $190,107,440
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $51,372,057 and gross depreciation of $4,439,109 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $142,208,381.

(b)   Non-income producing.

(c) Foreign common stocks and foreign preferred stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

Phoenix-Aberdeen International Series

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Air Freight & Logistics                                                     1.8%
Airlines                                                                    0.0*
Airport Services                                                            2.8
Aluminum                                                                    0.0*
Auto Parts & Equipment                                                      1.7
Automobile Manufacturers                                                    5.3
Communications Equipment                                                    0.1
Consumer Finance                                                            1.1
Diversified Banks                                                          17.0
Electric Utilities                                                          3.3
Electronic Equipment Manufacturers                                          3.5
Electronic Manufacturing Services                                           0.0*
Fertilizers & Agricultural Chemicals                                        0.1
Food Retail                                                                 4.2
Gas Utilities                                                               2.3
Highways & Railtracks                                                       0.3
Home Improvement Retail                                                     0.1
Homebuilding                                                                2.1
Hotels, Resorts & Cruise Lines                                              0.0*
Household Appliances                                                        0.1
Hypermarkets & Super Centers                                                0.1
Industrial Conglomerates                                                    0.3
Industrial Machinery                                                        2.2
Integrated Oil & Gas                                                        9.4
Integrated Telecommunication Services                                       3.8
Investment Banking & Brokerage                                              0.0*
Life & Health Insurance                                                     0.1
Managed Health Care                                                         0.0*
Multi-Sector Holdings                                                       3.0
Multi-line Insurance                                                        5.6
Oil & Gas Refining, Marketing & Transportation                              0.1
Other Diversified Financial Services                                        2.1
Packaged Foods & Meats                                                      1.6
Pharmaceuticals                                                             5.1
Railroads                                                                   0.0*
Real Estate Management & Development                                        0.3
Regional Banks                                                              4.1
Restaurants                                                                 0.1
Semiconductors                                                              5.7
Steel                                                                       0.2
Systems Software                                                            0.2
Tobacco                                                                     3.1
Trucking                                                                    1.9
Wireless Telecommunication Services                                         5.2
                                                                          -----
                                                                          100.0%
                                                                          =====

* Amount is less than 0.1%.

                     See Notes to Schedules of Investments

                            PHOENIX-AIM GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                        SHARES         VALUE
                                                      ----------    ------------

DOMESTIC COMMON STOCKS--87.5%

ADVERTISING--0.5%
  Omnicom Group, Inc.                                      4,800    $    401,424
                                                                    ------------

AEROSPACE & DEFENSE--1.4%
  Boeing Co. (The)                                         5,929         402,876
  Honeywell International, Inc.                           16,800         630,000
                                                                    ------------
                                                                       1,032,876
                                                                    ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.7%
  Coach, Inc. (b)                                         16,303         511,262
                                                                    ------------

APPLICATION SOFTWARE--1.9%
  Autodesk, Inc.                                          16,400         761,616
  NAVTEQ Corp. (b)                                        13,616         680,119
                                                                    ------------
                                                                       1,441,735
                                                                    ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.4%
  Franklin Resources, Inc.                                 4,000         335,840
                                                                    ------------

BIOTECHNOLOGY--3.5%
  Amgen, Inc. (b)                                         13,155       1,048,059
  Genentech, Inc. (b)                                      4,200         353,682
  Gilead Sciences, Inc. (b)                               16,820         820,143
  Protein Design Labs, Inc. (b)                           14,700         411,600
                                                                    ------------
                                                                       2,633,484
                                                                    ------------

BROADCASTING & CABLE TV--1.0%
  XM Satellite Radio Holdings, Inc.
    Class A (b)                                           20,900         750,519
                                                                    ------------

COMMUNICATIONS EQUIPMENT--2.2%
  Cisco Systems, Inc. (b)                                 29,137         522,426
  QUALCOMM, Inc.                                          26,500       1,185,875
                                                                    ------------
                                                                       1,708,301
                                                                    ------------

COMPUTER & ELECTRONICS RETAIL--0.6%
  Best Buy Co., Inc.                                      10,050         437,476
                                                                    ------------

COMPUTER HARDWARE--3.3%
  Apple Computer, Inc. (b)                                34,200       1,833,462
  Dell, Inc. (b)                                          18,831         644,020
                                                                    ------------
                                                                       2,477,482
                                                                    ------------

COMPUTER STORAGE & PERIPHERALS--0.7%
  EMC Corp. (b)                                           42,374         548,320
                                                                    ------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.3%
  Caterpillar, Inc.                                       16,460         967,025
                                                                    ------------

                                                        SHARES          VALUE
                                                      ----------    ------------
CONSUMER ELECTRONICS--1.3%
  Harman International Industries,
    Inc                                                    9,500    $    971,565
                                                                    ------------

CONSUMER FINANCE--1.7%
  American Express Co.                                    10,235         587,898
  SLM Corp.                                               13,640         731,650
                                                                    ------------
                                                                       1,319,548
                                                                    ------------

DATA PROCESSING & OUTSOURCED SERVICES--2.5%
  Fiserv, Inc. (b)                                        19,020         872,447
  Iron Mountain, Inc. (b)                                 13,700         502,790
  Paychex, Inc.                                           13,500         500,580
                                                                    ------------
                                                                       1,875,817
                                                                    ------------

DEPARTMENT STORES--0.5%
  Penney (J.C.) Co., Inc.                                  7,904         374,808
                                                                    ------------

DIVERSIFIED BANKS--0.7%
  Bank of America Corp.                                   13,500         568,350
                                                                    ------------

DIVERSIFIED CHEMICALS--1.0%
  Dow Chemical Co. (The)                                  14,000         583,380
  Eastman Chemical Co.                                     3,216         151,056
                                                                    ------------
                                                                         734,436
                                                                    ------------

DIVERSIFIED METALS & MINING--0.9%
  Phelps Dodge Corp.                                       5,500         714,615
                                                                    ------------

DRUG RETAIL--0.5%
  CVS Corp.                                               12,900         374,229
                                                                    ------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
  Emerson Electric Co.                                     6,910         496,138
  Rockwell Automation, Inc.                                7,183         379,981
                                                                    ------------
                                                                         876,119
                                                                    ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.6%
  Agilent Technologies, Inc. (b)                          13,467         441,044
  Symbol Technologies, Inc.                                2,139          20,749
                                                                    ------------
                                                                         461,793
                                                                    ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.8%
  Monsanto Co.                                             9,600         602,400
                                                                    ------------

FOOD RETAIL--0.5%
  Whole Foods Market, Inc.                                 2,900         389,905
                                                                    ------------

FOOTWEAR--0.5%
  NIKE, Inc. Class B                                       4,696         383,569
                                                                    ------------

                     See Notes to Schedules of Investments

                            PHOENIX-AIM GROWTH SERIES

                                                        SHARES         VALUE
                                                      ----------    ------------

HEALTH CARE EQUIPMENT--4.0%
  Becton, Dickinson & Co.                                  7,000    $    367,010
  Biomet, Inc.                                             5,637         195,660
  Medtronic, Inc.                                         21,410       1,148,004
  St. Jude Medical, Inc. (b)                              15,800         739,440
  Varian Medical Systems, Inc. (b)                        14,200         561,042
                                                                    ------------
                                                                       3,011,156
                                                                    ------------

HEALTH CARE SERVICES--1.8%
  Caremark Rx, Inc. (b)                                   28,200       1,408,026
                                                                    ------------

HOME ENTERTAINMENT SOFTWARE--0.6%
  Electronic Arts, Inc. (b)                                7,500         426,675
                                                                    ------------

HOMEFURNISHING RETAIL--0.7%
  Bed Bath & Beyond, Inc. (b)                             13,517         543,113
                                                                    ------------

HOUSEHOLD PRODUCTS--0.6%
  Procter & Gamble Co. (The)                               8,100         481,626
                                                                    ------------

HOUSEWARES & SPECIALTIES--0.6%
  Jarden Corp. (b)                                        10,761         441,954
                                                                    ------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.1%
  Robert Half International, Inc.                         23,780         846,330
                                                                    ------------

INDUSTRIAL CONGLOMERATES--1.4%
  General Electric Co.                                    20,200         680,134
  Textron, Inc.                                            5,500         394,460
                                                                    ------------
                                                                       1,074,594
                                                                    ------------

INDUSTRIAL GASES--0.3%
  Air Products and Chemicals, Inc.                         4,157         229,217
                                                                    ------------

INDUSTRIAL MACHINERY--2.7%
  Danaher Corp.                                           13,500         726,705
  Eaton Corp.                                              6,820         433,411
  Illinois Tool Works, Inc.                                4,845         398,889
  Parker-Hannifin Corp.                                    8,110         521,554
                                                                    ------------
                                                                       2,080,559
                                                                    ------------

INTEGRATED OIL & GAS--4.1%
  Chevron Corp.                                            6,600         427,218
  ConocoPhillips                                          14,783       1,033,480
  Exxon Mobil Corp.                                       20,500       1,302,570
  Occidental Petroleum Corp.                               4,500         384,435
                                                                    ------------
                                                                       3,147,703
                                                                    ------------

INTERNET RETAIL--1.4%
  eBay, Inc. (b)                                          25,746       1,060,735
                                                                    ------------

INTERNET SOFTWARE & SERVICES--2.1%
  Google, Inc. Class A(b)                                  2,700         854,442

                                                        SHARES         VALUE
                                                      ----------    ------------

INTERNET SOFTWARE & SERVICES--(CONTINUED)
  Yahoo!, Inc. (b)                                        21,231    $    718,457
                                                                    ------------
                                                                       1,572,899
                                                                    ------------

INVESTMENT BANKING & BROKERAGE--2.1%
  Goldman Sachs Group, Inc. (The)                          7,575         920,968
  Merrill Lynch & Co., Inc.                               10,900         668,715
                                                                    ------------
                                                                       1,589,683
                                                                    ------------

IT CONSULTING & OTHER SERVICES--0.4%
  Cognizant Technology Solutions
    Corp. Class A (b)                                      6,700         312,153
                                                                    ------------

MANAGED HEALTH CARE--4.8%
  Aetna, Inc.                                             11,300         973,382
  CIGNA Corp.                                              5,000         589,300
  PacifiCare Health Systems (b)                            6,400         510,592
  UnitedHealth Group, Inc.                                12,500         702,500
  WellPoint, Inc. (b)                                     11,100         841,602
                                                                    ------------
                                                                       3,617,376
                                                                    ------------

MOVIES & ENTERTAINMENT--0.3%
  Pixar, Inc. (b)                                          5,300         235,903
                                                                    ------------

OIL & GAS DRILLING--2.1%
  ENSCO International, Inc.                               14,300         666,237
  GlobalSantaFe Corp.                                     10,224         466,419
  Patterson-UTI Energy, Inc.                              12,100         436,568
                                                                    ------------
                                                                       1,569,224
                                                                    ------------

OIL & GAS EQUIPMENT & SERVICES--1.7%
  Baker Hughes, Inc.                                      10,000         596,800
  National-Oilwell Varco, Inc. (b)                        10,100         664,580
                                                                    ------------
                                                                       1,261,380
                                                                    ------------

OIL & GAS EXPLORATION & PRODUCTION--3.9%
  Apache Corp.                                             8,067         606,800
  Burlington Resources, Inc.                               8,169         664,303
  Devon Energy Corp.                                      11,000         755,040
  Newfield Exploration Co. (b)                             8,100         397,710
  XTO Energy, Inc.                                        12,000         543,840
                                                                    ------------
                                                                       2,967,693
                                                                    ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.8%
  Sunoco, Inc.                                             3,983         311,471
  Valero Energy Corp.                                      9,600       1,085,376
                                                                    ------------
                                                                       1,396,847
                                                                    ------------

PACKAGED FOODS & MEATS--0.4%
  Kellogg Co.                                              6,200         286,006
                                                                    ------------

                     See Notes to Schedules of Investments

                            PHOENIX-AIM GROWTH SERIES

                                                        SHARES         VALUE
                                                      ----------    ------------

PERSONAL PRODUCTS--1.1%
  Gillette Co. (The)                                      14,300    $    832,260
                                                                    ------------

PHARMACEUTICALS--3.8%
  Johnson & Johnson                                       23,265       1,472,209
  Medicis Pharmaceutical Corp.
    Class A                                               11,677         380,203
  Pfizer, Inc.                                            24,603         614,337
  Wyeth                                                    8,800         407,176
                                                                    ------------
                                                                       2,873,925
                                                                    ------------

PROPERTY & CASUALTY INSURANCE--0.7%
  Allstate Corp. (The)                                    10,250         566,723
                                                                    ------------

RAILROADS--1.0%
  Burlington Northern Santa Fe
    Corp.                                                  7,300         436,540
  Norfolk Southern Corp.                                   7,500         304,200
                                                                    ------------
                                                                         740,740
                                                                    ------------

RESTAURANTS--0.4%
  Brinker International, Inc. (b)                          7,500         281,700
                                                                    ------------

SEMICONDUCTOR EQUIPMENT--0.6%
  KLA-Tencor Corp.                                         8,700         424,212
                                                                    ------------

SEMICONDUCTORS--4.2%
  Analog Devices, Inc.                                    20,483         760,739
  Linear Technology Corp.                                 19,810         744,658
  Maxim Integrated Products, Inc.                         11,010         469,576
  Microchip Technology, Inc.                              41,100       1,237,932
                                                                    ------------
                                                                       3,212,905
                                                                    ------------

SOFT DRINKS--0.6%
  PepsiCo, Inc.                                            8,100         459,351
                                                                    ------------

SPECIALIZED FINANCE--0.3%
  Chicago Mercantile Exchange
    Holdings, Inc.                                           600         202,380
                                                                    ------------

SPECIALTY CHEMICALS--1.0%
  Ecolab, Inc.                                            10,600         338,458
  Rohm and Haas Co.                                        9,500         390,735
                                                                    ------------
                                                                         729,193
                                                                    ------------

SPECIALTY STORES--1.6%
  Office Depot, Inc. (b)                                  15,700         466,290
  Staples, Inc.                                           34,166         728,419
                                                                    ------------
                                                                       1,194,709
                                                                    ------------

STEEL--1.3%
  Nucor Corp.                                              6,000         353,940
  United States Steel Corp.                               15,500         656,425
                                                                    ------------
                                                                       1,010,365
                                                                    ------------

                                                        SHARES         VALUE
                                                      ----------    ------------

SYSTEMS SOFTWARE--1.9%
  McAfee, Inc. (b)                                        18,800    $    590,696
  Microsoft Corp.                                         34,312         882,848
                                                                    ------------
                                                                       1,473,544
                                                                    ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $57,258,772)                                       66,455,757
                                                                    ------------

FOREIGN COMMON STOCKS(c)--10.2%

APPLICATION SOFTWARE--0.5%
  Amdocs Ltd. (United States) (b)                         14,300         396,539
                                                                    ------------

BIOTECHNOLOGY--0.5%
  Serono SA (Switzerland)                                    549         360,897
                                                                    ------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.3%
  KOMATSU Ltd. (Japan)                                    17,000         231,519
                                                                    ------------

CONSUMER ELECTRONICS--0.5%
  Garmin Ltd. (United States)                              5,400         366,282
  Matsushita Electric Industrial
    Co., Ltd. Sponsored ADR (Japan)                        2,400          41,064
                                                                    ------------
                                                                         407,346
                                                                    ------------

DIVERSIFIED BANKS--0.3%
  Kookmin Bank Sponsored ADR (South
    Korea)                                                 3,800         225,150
                                                                    ------------

DRUG RETAIL--0.5%
  Shoppers Drug Mart Corp. (Canada)                        9,700         342,942
                                                                    ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
  Matsushita Electric Industrial
    Co. Ltd. (Japan)                                      19,000         321,855
                                                                    ------------

HEALTH CARE SUPPLIES--1.6%
  Alcon, Inc. (United States)                              9,300       1,189,284
                                                                    ------------

INDUSTRIAL MACHINERY--1.5%
  Ingersoll-Rand Co. Ltd. Class A
    (United States)                                       30,200       1,154,546
                                                                    ------------

MARINE--0.3%
  Mitsui O.S.K. Lines Ltd. (Japan)                        26,000         207,734
                                                                    ------------

PHARMACEUTICALS--1.0%
  Teva Pharmaceutical Industries
    Ltd. Sponsored ADR (United
    States)                                               22,000         735,240
                                                                    ------------

PROPERTY & CASUALTY INSURANCE--0.8%
  Millea Holdings, Inc. (Japan)                               25         400,810
  Mitsui Sumitomo Insurance Co.
    (Japan)                                               19,000         219,926
                                                                    ------------
                                                                         620,736
                                                                    ------------

                     See Notes to Schedules of Investments

                           PHOENIX-AIM GROWTH SERIES

                                                     SHARES          VALUE
                                                   ----------     ----------

SEMICONDUCTORS--0.8%
  Marvell Technology Group Ltd.
    (Japan) (b)                                        12,960     $   597,586
                                                                  -----------

STEEL--1.2%
  Companhia Vale do Rio Doce ADR
    (Brazil)                                           11,000         482,460
  POSCO ADR (South Korea)                               7,500         424,200
                                                                  -----------
                                                                      906,660
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $6,595,963)                                      7,698,034
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--97.7%
  (Identified cost $63,854,735)                                    74,153,791
                                                                  -----------

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                   ----------     ----------

SHORT-TERM INVESTMENTS--2.0%

REPURCHASE AGREEMENTS--2.0%
  State Street Bank and Trust Co.
    repurchase agreement 3.45%
    dated 9/30/05, due 10/3/05
    repurchase price $1,506,433
    collateralized by FHLMC 3.875%,
    1/12/09 market value $1,555,000.                   $1,506       1,506,000
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,506,000)                                      1,506,000
                                                                  -----------

TOTAL INVESTMENTS--99.7%
  (Identified cost $65,360,735)                                    75,659,791(a)
  Other assets and liabilities, net--0.3%                             261,366
                                                                  -----------
NET ASSETS--100.0%                                                $75,921,157
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,964,495 and gross depreciation of $977,943 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $65,673,239.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                          SHARES        VALUE
                                                        ---------    -----------

DOMESTIC COMMON STOCKS--93.7%

ADVERTISING--0.7%
  Harris Interactive, Inc. (b)                             35,350    $   150,945
                                                                     -----------

AEROSPACE & DEFENSE--3.4%
  BE Aerospace, Inc. (b)                                   16,200        268,434
  Esterline Technologies Corp. (b)                          6,650        251,968
  SI International, Inc. (b)                                7,850        243,115
                                                                     -----------
                                                                         763,517
                                                                     -----------

AIRLINES--1.1%
  AirTran Holdings, Inc. (b)                               20,050        253,833
                                                                     -----------

APPAREL RETAIL--2.5%
  AnnTaylor Stores Corp. (b)                                9,400        249,570
  DSW, Inc. Class A (b)                                     7,850        166,420
  Pacific Sunwear of California,
    Inc. (b)                                                6,500        139,360
                                                                     -----------
                                                                         555,350
                                                                     -----------

APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
  Phillips-Van Heusen Corp.                                 6,550        203,181
                                                                     -----------

APPLICATION SOFTWARE--3.7%
  Fair Isaac Corp.                                          3,700        165,760
  Hyperion Solutions Corp. (b)                              4,150        201,898
  Open Solutions, Inc. (b)                                 11,350        247,657
  Quest Software, Inc. (b)                                 14,835        223,563
                                                                     -----------
                                                                         838,878
                                                                     -----------

ASSET MANAGEMENT & CUSTODY BANKS--2.0%
  Affiliated Managers Group, Inc. (b)                       3,080        223,054
  National Financial Partners Corp.                         5,200        234,728
                                                                     -----------
                                                                         457,782
                                                                     -----------

AUTO PARTS & EQUIPMENT--0.3%
  LKQ Corp. (b)                                             2,450         73,990
                                                                     -----------

BIOTECHNOLOGY--5.6%
  Alkermes, Inc. (b)                                       13,100        220,080
  Encysive Pharmaceuticals, Inc. (b)                       16,800        197,904
  Illumina, Inc. (b)                                       16,850        215,849
  Rigel Pharmaceuticals, Inc. (b)                           8,300        197,291
  Theravance, Inc. (b)                                      8,350        175,684
  Vertex Pharmaceuticals, Inc. (b)                         11,850        264,847
                                                                     -----------
                                                                       1,271,655
                                                                     -----------

                                                          SHARES        VALUE
                                                        ---------    -----------

BROADCASTING & CABLE TV--0.9%
  Spanish Broadcasting System, Inc. Class A                26,700    $   191,706
                                                                     -----------

CASINOS & GAMING--0.4%
  Isle of Capri Casinos, Inc. (b)                           4,550         97,279
                                                                     -----------

COMMODITY CHEMICALS--0.8%
  Westlake Chemical Corp.                                   6,800        184,144
                                                                     -----------

COMMUNICATIONS EQUIPMENT--1.8%
  F5 Networks, Inc. (b)                                     3,750        163,013
  Powerwave Technologies, Inc. (b)                         18,500        240,315
                                                                     -----------
                                                                         403,328
                                                                     -----------

CONSTRUCTION & ENGINEERING--1.1%
  URS Corp. (b)                                             5,950        240,321
                                                                     -----------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.0%
  Bucyrus International, Inc. Class A                       4,750        233,368
                                                                     -----------

DATA PROCESSING & OUTSOURCED SERVICES--3.5%
  Gevity HR, Inc.                                          10,350        281,934
  Global Payments, Inc.                                     3,200        248,704
  VeriFone Holdings, Inc. (b)                              13,400        269,474
                                                                     -----------
                                                                         800,112
                                                                     -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--3.2%
  CoStar Group, Inc. (b)                                    4,200        196,224
  FTI Consulting, Inc. (b)                                 10,300        260,178
  Universal Technical Institute,
    Inc. (b)                                                7,650        272,416
                                                                     -----------
                                                                         728,818
                                                                     -----------

DIVERSIFIED METALS & MINING--1.1%
  Alpha Natural Resources, Inc. (b)                         8,450        253,838
                                                                     -----------

FOOD DISTRIBUTORS--1.0%
  Performance Food Group Co. (b)                            6,950        219,342
                                                                     -----------

HEALTH CARE EQUIPMENT--2.9%
  Hologic, Inc.                                             4,650        268,537
  Intuitive Surgical, Inc. (b)                              2,300        168,567
  Ventana Medical Systems, Inc. (b)                         6,000        228,420
                                                                     -----------
                                                                         665,524
                                                                     -----------

HEALTH CARE FACILITIES--3.5%
  Sunrise Senior Living, Inc. (b)                           4,500        300,330
  Symbion, Inc. (b)                                        10,950        283,276

                     See Notes to Schedules of Investments

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

                                                          SHARES        VALUE
                                                        ---------    -----------

HEALTH CARE FACILITIES--(CONTINUED)
  VCA Antech, Inc.                                          7,900    $   201,608
                                                                     -----------
                                                                         785,214
                                                                     -----------

HEALTH CARE SERVICES--2.3%
  Allscripts Healthcare Solutions,
    Inc. (b)                                               12,700        228,854
  Psychiatric Solutions, Inc. (b)                           5,250        284,707
                                                                     -----------
                                                                         513,561
                                                                     -----------

HEALTH CARE SUPPLIES--2.5%
  Haemonetics Corp. (b)                                     4,400        209,132
  Immucor, Inc. (b)                                         4,550        124,852
  Sybron Dental Specialties, Inc.
    (b)                                                     5,600        232,848
                                                                     -----------
                                                                         566,832
                                                                     -----------

INDUSTRIAL MACHINERY--3.1%
  Actuant Corp. Class A                                     5,350        250,380
  Gardner Denver, Inc. (b)                                  6,850        305,510
  Watts Water Technologies, Inc.
    Class A                                                 5,000        144,250
                                                                     -----------
                                                                         700,140
                                                                     -----------

INTERNET SOFTWARE & SERVICES--3.4%
  aQuantive, Inc. (b)                                       8,400        169,092
  Autobytel, Inc. (b)(d)                                    3,757         18,823
  iVillage, Inc. (b)                                       25,150        182,589
  Jupitermedia Corp. (b)                                   13,450        238,199
  Openwave Systems, Inc. (b)                                9,400        169,012
                                                                     -----------
                                                                         777,715
                                                                     -----------

INVESTMENT BANKING & BROKERAGE--1.9%
  GFI Group, Inc. (b)                                       5,400        222,318
  Greenhill & Co., Inc.                                     4,850        202,196
                                                                     -----------
                                                                         424,514
                                                                     -----------

IT CONSULTING & OTHER SERVICES--1.0%
  Kanbay International, Inc. (b)                            9,800        184,240
  TNS, Inc. (b)                                             2,000         48,500
                                                                     -----------
                                                                         232,740
                                                                     -----------

LEISURE FACILITIES--1.1%
  Life Time Fitness, Inc. (b)                               7,550        250,207
                                                                     -----------

LIFE & HEALTH INSURANCE--0.8%
  Universal American Financial
    Corp. (b)                                               7,650        173,961
                                                                     -----------

MANAGED HEALTH CARE--2.5%
  Sierra Health Services, Inc. (b)                          4,400        303,028
  WellCare Health Plans, Inc. (b)                           7,200        266,760
                                                                     -----------
                                                                         569,788
                                                                     -----------

                                                          SHARES        VALUE
                                                        ---------    -----------

MARINE--1.0%
  Genco Shipping & Trading Ltd. (b)                        11,650    $   222,166
                                                                     -----------

MOVIES & ENTERTAINMENT--0.9%
  World Wrestling Entertainment,
    Inc.                                                   16,450        213,850
                                                                     -----------

OIL & GAS DRILLING--4.0%
  Grey Wolf, Inc. (b)                                      35,500        299,265
  Pioneer Drilling Co. (b)                                 11,950        233,264
  Todco Class A                                             8,850        369,133
                                                                     -----------
                                                                         901,662
                                                                     -----------

OIL & GAS EQUIPMENT & SERVICES--2.4%
  Hornbeck Offshore Services, Inc. (b)                      8,750        320,512
  Lone Star Technologies, Inc. (b)                          3,950        219,581
                                                                     -----------
                                                                         540,093
                                                                     -----------

OIL & GAS EXPLORATION & PRODUCTION--2.0%
  Energy Partners Ltd. (b)                                  7,250        226,345
  Whiting Petroleum Corp. (b)                               4,900        214,816
                                                                     -----------
                                                                         441,161
                                                                     -----------

OIL & GAS STORAGE & TRANSPORTATION--0.4%
  General Maritime Corp.                                    2,400         88,344
                                                                     -----------

PHARMACEUTICALS--2.7%
  Adams Respiratory Therapeutics,
    Inc. (b)                                                4,900        158,221
  Impax Laboratories, Inc. (b)                             13,000        156,650
  Medicine Co. (The) (b)                                   12,500        287,625
                                                                     -----------
                                                                         602,496
                                                                     -----------

PROPERTY & CASUALTY INSURANCE--1.2%
  Ohio Casualty Corp.                                       9,800        265,776
                                                                     -----------

PUBLISHING & PRINTING--0.8%
  Media General, Inc. Class A                               3,300        191,433
                                                                     -----------

REGIONAL BANKS--1.1%
  Boston Private Financial
    Holdings, Inc.                                          9,700        257,438
                                                                     -----------

RESTAURANTS--2.3%
  Applebee's International, Inc.                           10,780        223,038
  Red Robin Gourmet Burgers, Inc.                           4,750        217,740
  Ruth's Chris Steak House, Inc. (b)                        4,100         75,358
                                                                     -----------
                                                                         516,136
                                                                     -----------

SEMICONDUCTOR EQUIPMENT--3.2%
  ATMI, Inc. (b)                                            6,850        212,350
  FormFactor, Inc. (b)                                      6,950        158,599
  Photronics, Inc. (b)                                      8,500        164,900
  Veeco Instruments, Inc. (b)                              12,100        194,084
                                                                     -----------
                                                                         729,933
                                                                     -----------

                     See Notes to Schedules of Investments

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

                                                     SHARES         VALUE
                                                  ----------    ------------

SEMICONDUCTORS--4.2%
  Ikanos Communications, Inc. (b)                      3,450    $     42,401
  Microsemi Corp. (b)                                  9,400         240,076
  SiRF Technology Holdings, Inc. (b)                   8,050         242,546
  Tessera Technologies, Inc. (b)                       7,350         219,838
  Trident Microsystems, Inc. (b)                       6,700         213,127
                                                                ------------
                                                                     957,988
                                                                ------------

SPECIALTY STORES--1.3%
  A.C. Moore Arts & Crafts, Inc. (b)                   5,400         103,572
  Guitar Center, Inc. (b)                              3,380         186,610
                                                                ------------
                                                                     290,182
                                                                ------------

STEEL--1.2%
  Cleveland-Cliffs, Inc.                               3,050         265,686
                                                                ------------

THRIFTS & MORTGAGE FINANCE--1.0%
  Brookline Bancorp, Inc.                             14,300         226,226
                                                                ------------

TRUCKING--1.3%
  Landstar System, Inc.                                7,250         290,218
                                                                ------------

WIRELESS TELECOMMUNICATION SERVICES--2.7%
  InPhonic, Inc. (b)                                  11,700         160,875
  SBA Communications Corp. (b)                        15,450         238,702
  UbiquiTel, Inc. (b)                                 24,750         216,315
                                                                ------------
                                                                     615,892
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $18,333,887)                                   21,198,263
                                                                ------------

FOREIGN COMMON STOCKS(c)--2.1%

HEALTH CARE EQUIPMENT--0.4%
  Syneron Medical Ltd. (United
    States) (b)                                        2,800         102,144
                                                                ------------

INTERNET SOFTWARE & SERVICES--1.2%
  NetEase.Com, Inc. ADR (China) (b)                    2,950         265,529
                                                                ------------

REINSURANCE--0.5%
  Platinum Underwriters Holdings
    Ltd. (United States)                               3,650         109,099
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $337,204)                                         476,772
                                                                ------------
TOTAL LONG TERM INVESTMENTS--95.8%
  (Identified cost $18,671,091)                                   21,675,035
                                                                ------------

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                  ----------    ------------
SHORT-TERM INVESTMENTS--4.8%

FEDERAL AGENCY SECURITIES--4.8%
  FHLMC 3.31%, 10/11/05                          $       100    $     99,894
  FNMA 3.47%, 11/2/05                                    200         199,395
  FHLB 3.55%, 11/18/05                                   100          99,532
  FHLB 3.53%, 12/6/05                                    100          99,343
  FHLMC 3.705%, 12/13/05                                 100          99,238
  FHLMC 3.61%, 12/20/05                                  200         198,375
  FHLB 3.68%, 12/21/05                                   100          99,162
  FNMA 3.81%, 12/28/05                                   200         198,116
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,093,124)                                     1,093,055
                                                                ------------

TOTAL INVESTMENTS--100.6%
  (Identified cost $19,764,215)                                   22,768,090(a)
  Other assets and liabilities, net--(0.6)%                         (131,518)
                                                                ------------
NET ASSETS--100.0%                                              $ 22,636,572
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,732,529 and gross depreciation of $766,312 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $19,801,873.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d) Illiquid and restricted security. At September 30, 2005, this security amounted to a value of $18,823 or 0.1% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                          SHARES        VALUE
                                                        ---------    -----------

DOMESTIC COMMON STOCKS--97.2%

ADVERTISING--0.1%
   Interpublic Group of Cos., Inc. (The)                    8,900    $   103,596
                                                                     -----------

AEROSPACE & DEFENSE--2.5%
   Boeing Co. (The)                                        12,200        828,990
   Goodrich Corp.                                           4,100        181,794
   Honeywell International, Inc.                            9,400        352,500
   Lockheed Martin Corp.                                    4,500        274,680
   Northrop Grumman Corp.                                   5,500        298,925
   United Technologies Corp.                               15,800        819,072
                                                                     -----------
                                                                       2,755,961
                                                                     -----------

AGRICULTURAL PRODUCTS--0.3%
   Archer-Daniels-Midland Co.                               5,000        123,300
   Bunge Ltd.                                               4,400        231,528
                                                                     -----------
                                                                         354,828
                                                                     -----------

AIR FREIGHT & LOGISTICS--0.9%
   United Parcel Service, Inc. Class B                     14,400        995,472
                                                                     -----------

AIRLINES--0.1%
   Southwest Airlines Co.                                  10,500        155,925
                                                                     -----------

ALUMINUM--0.2%
   Alcoa, Inc.                                              7,725        188,644
                                                                     -----------

APPAREL RETAIL--0.5%
   Limited Brands, Inc.                                    13,600        277,848
   TJX Cos., Inc. (The)                                    14,000        286,720
                                                                     -----------
                                                                         564,568
                                                                     -----------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
   VF Corp.                                                 4,000        231,880
                                                                     -----------

APPLICATION SOFTWARE--0.2%
   Mercury Interactive Corp. (b)                            4,500        178,200
                                                                     -----------

ASSET MANAGEMENT & CUSTODY BANKS--0.8%
   Bank of New York Co., Inc. (The)                         8,300        244,103
   Franklin Resources, Inc.                                 3,100        260,276
   Legg Mason, Inc.                                         3,000        329,070
                                                                     -----------
                                                                         833,449
                                                                     -----------

AUTO PARTS & EQUIPMENT--0.2%
   BorgWarner, Inc.                                         2,700        152,442
   Dana Corp.                                               8,000         75,280
                                                                     -----------
                                                                         227,722
                                                                     -----------

                                                          SHARES        VALUE
                                                        ---------    -----------

AUTOMOBILE MANUFACTURERS--0.5%
   Ford Motor Co.                                           9,800    $    96,628
   General Motors Corp.                                    14,200        434,662
                                                                     -----------
                                                                         531,290
                                                                     -----------

BIOTECHNOLOGY--2.4%
   Amgen, Inc. (b)                                         15,700      1,250,819
   Applera Corp. - Applied Biosystems
     Group                                                  9,500        220,780
   Biogen Idec, Inc. (b)                                    2,950        116,466
   Cephalon, Inc. (b)                                       5,300        246,026
   Genentech, Inc. (b)                                      3,600        303,156
   Gilead Sciences, Inc. (b)                                9,200        448,592
                                                                     -----------
                                                                       2,585,839
                                                                     -----------

BROADCASTING & CABLE TV--0.7%
   Comcast Corp. Class A (b)                               20,400        599,352
   Univision Communications, Inc. Class A                   6,200        164,486
                                                                     -----------
                                                                         763,838
                                                                     -----------

BUILDING PRODUCTS--0.5%
   American Standard Cos., Inc.                             7,400        344,470
   Masco Corp.                                              6,600        202,488
                                                                     -----------
                                                                         546,958
                                                                     -----------

COMMERCIAL PRINTING--0.2%
   Donnelley (R.R.) & Sons Co.                              6,100        226,127
                                                                     -----------

COMMODITY CHEMICALS--0.2%
   Lyondell Chemical Co.                                    6,050        173,151
                                                                     -----------

COMMUNICATIONS EQUIPMENT--2.9%
   ADC Telecommunications, Inc. (b)                         4,285         97,955
   Cisco Systems, Inc. (b)                                 50,000        896,500
   Corning, Inc. (b)                                       22,800        440,724
   Lucent Technologies, Inc. (b)                           65,000        211,250
   Motorola, Inc.                                          23,600        521,324
   QUALCOMM, Inc.                                          19,500        872,625
   Tellabs, Inc. (b)                                       12,000        126,240
                                                                     -----------
                                                                       3,166,618
                                                                     -----------

COMPUTER HARDWARE--3.5%
   Apple Computer, Inc. (b)                                 6,300        337,743
   Dell, Inc. (b)                                          32,600      1,114,920
   Hewlett-Packard Co.                                     38,500      1,124,200
   International Business Machines Corp.                   16,200      1,299,564
                                                                     -----------
                                                                       3,876,427
                                                                     -----------

                     See Notes to Schedules of Investments

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                          SHARES        VALUE
                                                        ---------    -----------

COMPUTER STORAGE & PERIPHERALS--0.3%
   EMC Corp. (b)                                           27,700    $   358,438
                                                                     -----------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.3%
   Caterpillar, Inc.                                        2,600        152,750
   PACCAR, Inc.                                             3,000        203,670
                                                                     -----------
                                                                         356,420
                                                                     -----------

CONSUMER FINANCE--0.9%
   American Express Co.                                    12,700        729,488
   MBNA Corp.                                              10,900        268,576
                                                                     -----------
                                                                         998,064
                                                                     -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
   Automatic Data Processing, Inc.                          2,600        111,904
   Computer Sciences Corp. (b)                              2,500        118,275
   Electronic Data Systems Corp.                           12,000        269,280
   First Data Corp.                                         5,100        204,000
   Fiserv, Inc. (b)                                         7,300        334,851
                                                                     -----------
                                                                       1,038,310
                                                                     -----------

DEPARTMENT STORES--0.3%
   Federated Department Stores, Inc.                        2,000        133,740
   Kohl's Corp. (b)                                         3,200        160,576
                                                                     -----------
                                                                         294,316
                                                                     -----------

DIVERSIFIED BANKS--3.8%
   Bank of America Corp.                                   46,346      1,951,166
   Comerica, Inc.                                           6,100        359,290
   U.S. Bancorp                                            12,200        342,576
   Wachovia Corp.                                          15,615        743,118
   Wells Fargo & Co.                                       12,800        749,696
                                                                     -----------
                                                                       4,145,846
                                                                     -----------

DIVERSIFIED CHEMICALS--0.7%
   Dow Chemical Co. (The)                                   4,600        191,682
   Du Pont (E.I.) de Nemours & Co.                          8,500        332,945
   PPG Industries, Inc.                                     5,100        301,869
                                                                     -----------
                                                                         826,496
                                                                     -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
   Cendant Corp.                                            9,500        196,080
                                                                     -----------

EDUCATION SERVICES--0.4%
   Apollo Group, Inc. Class A                               3,700        245,643
   Strayer Education, Inc.                                  1,900        179,588
                                                                     -----------
                                                                         425,231
                                                                     -----------

ELECTRIC UTILITIES--1.8%
   American Electric Power Co., Inc.                        7,400        293,780
   Entergy Corp.                                            5,200        386,464
   Exelon Corp.                                             7,000        374,080

                                                          SHARES        VALUE
                                                        ---------    -----------

ELECTRIC UTILITIES--(CONTINUED)
   FirstEnergy Corp.                                        4,200    $   218,904
   FPL Group, Inc.                                          5,400        257,040
   Pinnacle West Capital Corp.                              3,000        132,240
   Progress Energy, Inc.                                    7,100        317,725
                                                                     -----------
                                                                       1,980,233
                                                                     -----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
   Cooper Industries Ltd. Class A                           4,200        290,388
   Emerson Electric Co.                                     3,500        251,300
   Hubbell, Inc. Class B                                    3,800        178,334
                                                                     -----------
                                                                         720,022
                                                                     -----------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
   Vishay Intertechnology, Inc. (b)                         5,500         65,725
                                                                     -----------

ELECTRONIC MANUFACTURING SERVICES--0.2%
   Sanmina-SCI Corp. (b)                                   20,000         85,800
   Solectron Corp. (b)                                     40,100        156,791
                                                                     -----------
                                                                         242,591
                                                                     -----------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
   Waste Management, Inc.                                   6,000        171,660
                                                                     -----------

FOOD RETAIL--0.7%
   Albertson's, Inc.                                        7,800        200,070
   Kroger Co. (The) (b)                                     3,100         63,829
   Safeway, Inc.                                           10,000        256,000
   SUPERVALU, Inc.                                          8,300        258,296
                                                                     -----------
                                                                         778,195
                                                                     -----------

FOREST PRODUCTS--0.2%
   Weyerhaeuser Co.                                         2,900        199,375
                                                                     -----------

GENERAL MERCHANDISE STORES--0.7%
   Target Corp.                                            15,100        784,143
                                                                     -----------

HEALTH CARE DISTRIBUTORS--0.1%
   McKesson Corp.                                           1,800         85,410
                                                                     -----------

HEALTH CARE EQUIPMENT--1.3%
   Baxter International, Inc.                               3,900        155,493
   Guidant Corp.                                            1,100         75,779
   Medtronic, Inc.                                          6,000        321,720
   St. Jude Medical, Inc. (b)                              15,400        720,720
   Zimmer Holdings, Inc. (b)                                1,700        117,113
                                                                     -----------
                                                                       1,390,825
                                                                     -----------

HEALTH CARE FACILITIES--0.6%
   HCA, Inc.                                                6,400        306,688

                     See Notes to Schedules of Investments

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                          SHARES        VALUE
                                                        ---------    -----------

HEALTH CARE FACILITIES--(CONTINUED)
   Health Management Associates, Inc.
     Class A                                               15,600    $   366,132
                                                                     -----------
                                                                         672,820
                                                                     -----------

HEALTH CARE SERVICES--0.8%
   Caremark Rx, Inc. (b)                                   15,000        748,950
   Medco Health Solutions, Inc. (b)                         3,200        175,456
                                                                     -----------
                                                                         924,406
                                                                     -----------

HEALTH CARE SUPPLIES--0.2%
   Dade Behring Holdings, Inc.                              4,580        167,903
                                                                     -----------

HOME ENTERTAINMENT SOFTWARE--0.5%
   Electronic Arts, Inc. (b)                               10,000        568,900
                                                                     -----------

HOME IMPROVEMENT RETAIL--2.0%
   Home Depot, Inc. (The)                                  29,700      1,132,758
   Lowe's Cos., Inc.                                       16,000      1,030,400
                                                                     -----------
                                                                       2,163,158
                                                                     -----------

HOMEBUILDING--0.4%
   Centex Corp.                                             3,700        238,946
   Pulte Homes, Inc.                                        4,200        180,264
                                                                     -----------
                                                                         419,210
                                                                     -----------

HOMEFURNISHING RETAIL--0.1%
   Williams-Sonoma, Inc. (b)                                3,800        145,730
                                                                     -----------

HOTELS, RESORTS & CRUISE LINES--0.3%
   Carnival Corp.                                           7,700        384,846
                                                                     -----------

HOUSEHOLD PRODUCTS--2.5%
   Colgate-Palmolive Co.                                   12,200        644,038
   Kimberly-Clark Corp.                                     3,700        220,261
   Procter & Gamble Co. (The)                              31,500      1,872,990
                                                                     -----------
                                                                       2,737,289
                                                                     -----------

HOUSEWARES & SPECIALTIES--0.3%
   Fortune Brands, Inc.                                     4,100        333,453
                                                                     -----------

HYPERMARKETS & SUPER CENTERS--0.6%
   Wal-Mart Stores, Inc.                                   16,300        714,266
                                                                     -----------

INDUSTRIAL CONGLOMERATES--4.2%
   3M Co.                                                   4,500        330,120
   General Electric Co.                                   119,700      4,030,299
   Textron, Inc.                                            2,800        200,816
                                                                     -----------
                                                                       4,561,235
                                                                     -----------

INDUSTRIAL MACHINERY--0.4%
   Eaton Corp.                                              5,200        330,460

                                                          SHARES        VALUE
                                                        ---------    -----------

INDUSTRIAL MACHINERY--(CONTINUED)
   Parker-Hannifin Corp.                                    1,800    $   115,758
                                                                     -----------
                                                                         446,218
                                                                     -----------

INTEGRATED OIL & GAS--7.8%
   Amerada Hess Corp.                                       1,600        220,000
   Chevron Corp.                                           24,400      1,579,412
   ConocoPhillips                                          20,600      1,440,146
   Exxon Mobil Corp.                                       67,700      4,301,658
   Marathon Oil Corp.                                       6,300        434,259
   Occidental Petroleum Corp.                               7,000        598,010
                                                                     -----------
                                                                       8,573,485
                                                                     -----------

INTEGRATED TELECOMMUNICATION SERVICES--2.2%
   BellSouth Corp.                                         19,300        507,590
   SBC Communications, Inc.                                36,600        877,302
   Verizon Communications, Inc.                            30,300        990,507
                                                                     -----------
                                                                       2,375,399
                                                                     -----------

INTERNET RETAIL--0.9%
   eBay, Inc. (b)                                          24,500      1,009,400
                                                                     -----------

INTERNET SOFTWARE & SERVICES--0.8%
   Yahoo!, Inc. (b)                                        27,300        923,832
                                                                     -----------

INVESTMENT BANKING & BROKERAGE--2.6%
   Bear Stearns Cos., Inc. (The)                              800         87,800
   Goldman Sachs Group, Inc. (The)                          5,500        668,690
   Lehman Brothers Holdings, Inc.                           3,800        442,624
   Merrill Lynch & Co., Inc.                               15,900        975,465
   Morgan Stanley                                           9,900        534,006
   Schwab (Charles) Corp. (The)                            10,000        144,300
                                                                     -----------
                                                                       2,852,885
                                                                     -----------

LIFE & HEALTH INSURANCE--1.0%
   AFLAC, Inc.                                              7,500        339,750
   Lincoln National Corp.                                   7,000        364,140
   MetLife, Inc.                                            4,200        209,286
   UnumProvident Corp.                                     11,000        225,500
                                                                     -----------
                                                                       1,138,676
                                                                     -----------

MANAGED HEALTH CARE--1.9%
   UnitedHealth Group, Inc.                                21,400      1,202,680
   WellPoint, Inc. (b)                                     12,000        909,840
                                                                     -----------
                                                                       2,112,520
                                                                     -----------

MOVIES & ENTERTAINMENT--2.2%
   News Corp, Inc. Class A                                 19,800        308,682
   Time Warner, Inc.                                       67,300      1,218,803
   Viacom, Inc. Class B                                    13,200        435,732

                     See Notes to Schedules of Investments

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                          SHARES        VALUE
                                                        ---------    -----------

MOVIES & ENTERTAINMENT--(CONTINUED)
   Walt Disney Co. (The)                                   17,200    $   415,036
                                                                     -----------
                                                                       2,378,253
                                                                     -----------

MULTI-LINE INSURANCE--2.5%
   American International Group, Inc.                      32,200      1,995,112
   Hartford Financial Services Group,
     Inc. (The)                                             3,900        300,963
   Loews Corp.                                              5,200        480,532
                                                                     -----------
                                                                       2,776,607
                                                                     -----------

MULTI-UTILITIES--0.9%
   Ameren Corp.                                             2,300        123,027
   DTE Energy Co.                                           6,000        275,160
   Sempra Energy                                            6,700        315,302
   Wisconsin Energy Corp.                                   2,800        111,776
   Xcel Energy, Inc.                                       10,500        205,905
                                                                     -----------
                                                                       1,031,170
                                                                     -----------

OFFICE SERVICES & SUPPLIES--0.1%
   ACCO Brands Corp. (b)                                      963         27,176
   Pitney Bowes, Inc.                                       2,600        108,524
                                                                     -----------
                                                                         135,700
                                                                     -----------

OIL & GAS DRILLING--0.3%
   Diamond Offshore Drilling, Inc.                          2,800        171,500
   Transocean, Inc. (b)                                     2,900        177,799
                                                                     -----------
                                                                         349,299
                                                                     -----------

OIL & GAS EQUIPMENT & SERVICES--0.8%
   Baker Hughes, Inc.                                       5,200        310,336
   Halliburton Co.                                          3,600        246,672
   Schlumberger Ltd.                                        4,000        337,520
                                                                     -----------
                                                                         894,528
                                                                     -----------

OIL & GAS EXPLORATION & PRODUCTION--0.5%
   Noble Energy, Inc.                                       4,400        206,360
   XTO Energy, Inc.                                         7,466        338,359
                                                                     -----------
                                                                         544,719
                                                                     -----------

OIL & GAS STORAGE & TRANSPORTATION--0.3%
   El Paso Corp.                                           21,500        298,850
                                                                     -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.8%
   Citigroup, Inc.                                         61,400      2,794,928
   JPMorgan Chase & Co.                                    39,132      1,327,749
                                                                     -----------
                                                                       4,122,677
                                                                     -----------

PACKAGED FOODS & MEATS--1.0%
   Campbell Soup Co.                                        6,700        199,325
   ConAgra Foods, Inc.                                      5,100        126,225

                                                          SHARES        VALUE
                                                        ---------    -----------

PACKAGED FOODS & MEATS--(CONTINUED)
   Heinz (H.J.) Co.                                         3,000    $   109,620
   Sara Lee Corp.                                           6,200        117,490
   Wrigley (Wm.) Jr. Co.                                    7,200        517,536
                                                                     -----------
                                                                       1,070,196
                                                                     -----------

PAPER PACKAGING--0.1%
   Sonoco Products Co.                                      6,000        163,860
                                                                     -----------

PAPER PRODUCTS--0.1%
   Georgia-Pacific Corp.                                    4,000        136,240
                                                                     -----------

PERSONAL PRODUCTS--0.3%
   Gillette Co. (The)                                       6,200        360,840
                                                                     -----------

PHARMACEUTICALS--5.6%
   Abbott Laboratories                                     14,700        623,280
   Bristol-Myers Squibb Co.                                17,400        418,644
   Forest Laboratories, Inc. (b)                            9,200        358,524
   Johnson & Johnson                                       27,300      1,727,544
   Lilly (Eli) & Co.                                       11,650        623,508
   Merck & Co., Inc.                                       15,100        410,871
   Pfizer, Inc.                                            64,640      1,614,061
   Wyeth                                                    9,300        430,311
                                                                     -----------
                                                                       6,206,743
                                                                     -----------

PHOTOGRAPHIC PRODUCTS--0.2%
   Eastman Kodak Co.                                       10,050        244,516
                                                                     -----------

PROPERTY & CASUALTY INSURANCE--1.0%
   Allstate Corp. (The)                                     2,800        154,812
   Axis Capital Holdings Ltd.                               6,600        188,166
   Chubb Corp. (The)                                        2,600        232,830
   St. Paul Travelers Cos., Inc. (The)                     10,601        475,667
                                                                     -----------
                                                                       1,051,475
                                                                     -----------

PUBLISHING & PRINTING--0.1%
   Gannett Co., Inc.                                          900         61,947
                                                                     -----------

RAILROADS--0.9%
   Burlington Northern Santa Fe Corp.                       5,600        334,880
   CSX Corp.                                                9,000        418,320
   Norfolk Southern Corp.                                   5,000        202,800
                                                                     -----------
                                                                         956,000
                                                                     -----------

REGIONAL BANKS--2.3%
   AmSouth Bancorp                                          5,600        141,456
   BB&T Corp.                                               5,200        203,060
   Commerce Bancorp, Inc.                                   7,100        217,899
   Huntington Bancshares, Inc.                              6,300        141,561
   KeyCorp                                                  8,100        261,225
   National City Corp.                                     14,700        491,568
   North Fork Bancorporation, Inc.                          4,900        124,950

                     See Notes to Schedules of Investments

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                          SHARES        VALUE
                                                        ---------   ------------

REGIONAL BANKS--(CONTINUED)
   PNC Financial Services Group, Inc.
     (The)                                                 6,800    $    394,536
   Regions Financial Corp.                                 6,226         193,753
   SunTrust Banks, Inc.                                    5,500         381,975
                                                                    ------------
                                                                       2,551,983
                                                                    ------------

REITS--0.2%
   Equity Residential                                      5,700         215,745
                                                                    ------------

RESTAURANTS--0.5%
   McDonald's Corp.                                       14,500         485,605
   Yum! Brands, Inc.                                       2,300         111,343
                                                                    ------------
                                                                         596,948
                                                                    ------------

SEMICONDUCTOR EQUIPMENT--0.2%
   Applied Materials, Inc.                                12,000         203,520
                                                                    ------------

SEMICONDUCTORS--2.5%
   Broadcom Corp. Class A (b)                              8,600         403,426
   Freescale Semiconductor, Inc. Class B (b)               2,605          61,426
   Intel Corp.                                            61,975       1,527,684
   Linear Technology Corp.                                 3,100         116,529
   Texas Instruments, Inc.                                18,100         613,590
                                                                    ------------
                                                                       2,722,655
                                                                    ------------

SOFT DRINKS--1.7%
   Coca-Cola Co. (The)                                    20,200         872,438
   Coca-Cola Enterprises, Inc.                             3,800          74,100
   PepsiCo, Inc.                                          16,000         907,360
                                                                    ------------
                                                                       1,853,898
                                                                    ------------

SPECIALTY CHEMICALS--0.2%
   Lubrizol Corp.  (The)                                   5,100         220,983
                                                                    ------------

SPECIALTY STORES--0.2%
   Office Depot, Inc. (b)                                  6,100         181,170
                                                                    ------------

STEEL--0.2%
   United States Steel Corp.                               6,400         271,040
                                                                    ------------

SYSTEMS SOFTWARE--3.5%
   Adobe Systems, Inc.                                     4,200         125,370
   McAfee, Inc. (b)                                        6,200         194,804
   Microsoft Corp.                                       109,600       2,820,008
   Oracle Corp. (b)                                       56,800         703,752
                                                                    ------------
                                                                       3,843,934
                                                                    ------------

TECHNOLOGY DISTRIBUTORS--0.2%
   Ingram Micro, Inc. Class A (b)                          5,100          94,554
   Tech Data Corp. (b)                                     2,800         102,788
                                                                    ------------
                                                                         197,342
                                                                    ------------

                                                          SHARES        VALUE
                                                        ---------   ------------

THRIFTS & MORTGAGE FINANCE--0.6%
   Fannie Mae                                              7,900    $    354,078
   Freddie Mac                                             2,400         135,504
   Washington Mutual, Inc.                                 3,300         129,426
                                                                    ------------
                                                                         619,008
                                                                    ------------

TIRES & RUBBER--0.1%
   Cooper Tire & Rubber Co.                                6,800         103,836
                                                                    ------------

TOBACCO--2.3%
   Altria Group, Inc.                                     26,400       1,945,944
   Reynolds American, Inc.                                 4,800         398,496
   UST, Inc.                                               3,600         150,696
                                                                    ------------
                                                                       2,495,136
                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES--1.0%
   ALLTEL Corp.                                            4,100         266,951
   Sprint Nextel Corp.                                    36,456         866,924
                                                                    ------------
                                                                       1,133,875
                                                                    ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $90,963,333)                                     106,738,197
                                                                    ------------

FOREIGN COMMON STOCKS(c)--2.2%

ELECTRONIC MANUFACTURING SERVICES--0.1%
   Flextronics International Ltd.
     (Singapore) (b)                                       7,000          89,950
                                                                    ------------

HEALTH CARE SUPPLIES--0.2%
   Alcon, Inc. (United States)                             1,800         230,184
                                                                    ------------

INDUSTRIAL CONGLOMERATES--0.5%
   Tyco International Ltd. (United
     States)                                              19,700         548,645
                                                                    ------------

INDUSTRIAL MACHINERY--0.2%
   Ingersoll-Rand Co. Ltd. Class A
     (United States)                                       7,000         267,610
                                                                    ------------

OIL & GAS DRILLING--0.4%
   Nabors Industries Ltd. (United States) (b)              5,450         391,474
                                                                    ------------

PROPERTY & CASUALTY INSURANCE--0.6%
   ACE Ltd. (United States)                                7,600         357,732
   XL Capital Ltd. Class A (United
     States)                                               4,500         306,135
                                                                    ------------
                                                                         663,867
                                                                    ------------

SEMICONDUCTORS--0.2%
   Marvell Technology Group Ltd. (Japan) (b)               6,000         276,660
                                                                    ------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,793,362)                                        2,468,390
                                                                    ------------

                     See Notes to Schedules of Investments

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                     SHARES         VALUE
                                                   ---------    -------------

RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
   Seagate Technology Tax Refund Rights (b)(d)         7,900    $         948
                                                                -------------
TOTAL RIGHTS
   (Identified cost $0)                                                   948
                                                                -------------
TOTAL LONG TERM INVESTMENTS--99.4%
   (Identified cost $92,756,695)                                  109,207,535
                                                                -------------

SHORT-TERM INVESTMENTS--0.6%

MONEY MARKET MUTUAL FUNDS--0.6%
   SSgA Money Market Fund (3.36% seven
     day effective yield)                            604,490          604,490
                                                                -------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $604,490)                                         604,490
                                                                -------------

TOTAL INVESTMENTS--100.0%
   (Identified cost $93,361,185)                                  109,812,025(a)
   Other assets and liabilities, net--0.0%                             (1,692)
                                                                -------------
NET ASSETS--100.0%                                              $ 109,810,333
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $22,737,729 and gross depreciation of $7,071,692 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $94,145,988.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2005, this security amounted to a value of $948 or 0% of net assets. For acquisition information, please see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                 ------------    ------------

DOMESTIC COMMON STOCKS--97.1%

REAL ESTATE INVESTMENT TRUSTS--95.7%

DIVERSIFIED--4.9%
   Vornado Realty Trust                                75,604    $  6,548,818

HEALTH CARE--1.4%
   Health Care REIT, Inc.                               3,386         125,587
   Ventas, Inc.                                        55,780       1,796,116
                                                                 ------------
                                                                    1,921,703
                                                                 ------------

INDUSTRIAL/OFFICE--32.0%

INDUSTRIAL--11.0%
   AMB Property Corp.                                  45,613       2,048,024
   CenterPoint Properties Trust                       127,515       5,712,672
   ProLogis                                           158,852       7,038,732
                                                                 ------------
                                                                   14,799,428
                                                                 ------------

MIXED--0.7%
   Digital Realty Trust, Inc.                          53,957         971,226

OFFICE--20.3%
   Alexandria Real Estate Equities, Inc.               37,689       3,116,503
   Boston Properties, Inc.                             74,124       5,255,391
   Corporate Office Properties Trust                  129,460       4,524,627
   Equity Office Properties Trust                      88,245       2,886,494
   Kilroy Realty Corp.                                 32,508       1,821,423
   Reckson Associates Realty Corp.                    111,656       3,857,715
   SL Green Realty Corp.                               85,071       5,800,141
                                                                 ------------
                                                                   27,262,294
                                                                 ------------

TOTAL INDUSTRIAL/OFFICE                                            43,032,948
                                                                 ------------

LODGING/RESORTS--8.5%
   Host Marriott Corp.                                293,870       4,966,403
   Innkeepers USA Trust                                86,707       1,339,623
   LaSalle Hotel Properties                            59,954       2,065,415
   Sunstone Hotel Investors, Inc.                     125,699       3,065,799
                                                                 ------------
                                                                   11,437,240
                                                                 ------------

RESIDENTIAL--12.4%

APARTMENTS--12.4%
   Archstone-Smith Trust                              114,441       4,562,763
   AvalonBay Communities, Inc.                         20,338       1,742,966
   Camden Property Trust                               34,629       1,930,567
   Equity Residential                                 123,859       4,688,063
   Essex Property Trust, Inc.                          23,034       2,073,060

                                                    SHARES          VALUE
                                                 ------------    ------------

DOMESTIC COMMON STOCKS (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

RESIDENTIAL (CONTINUED)

APARTMENTS (CONTINUED)
   Home Properties, Inc.                                8,471    $    332,487
   United Dominion Realty Trust, Inc.                  55,251       1,309,449
                                                                 ------------

TOTAL RESIDENTIAL                                                  16,639,355
                                                                 ------------

RETAIL--32.0%

FREE STANDING--0.3%
   Realty Income Corp.                                 14,129         337,824

REGIONAL MALLS--18.5%
   CBL & Associates Properties, Inc.                   40,809       1,672,761
   General Growth Properties, Inc.                    167,222       7,513,284
   Macerich Co. (The)                                  78,842       5,120,000
   Mills Corp. (The)                                   21,547       1,186,809
   Simon Property Group, Inc.                         126,694       9,390,559
                                                                 ------------
                                                                   24,883,413
                                                                 ------------

SHOPPING CENTERS--13.2%
   Developers Diversified Realty Corp.                127,768       5,966,766
   Kimco Realty Corp.                                 109,322       3,434,897
   Pan Pacific Retail Properties, Inc.                 58,926       3,883,223
   Regency Centers Corp.                               55,408       3,183,190
   Weingarten Realty Investors                         34,548       1,307,642
                                                                 ------------
                                                                   17,775,718
                                                                 ------------

TOTAL RETAIL                                                       42,996,955
                                                                 ------------

SELF STORAGE--4.5%
   Extra Space Storage, Inc.                          101,064       1,554,365
   Public Storage, Inc.                                54,964       3,682,588
   U-Store-It Trust                                    40,764         826,286
                                                                 ------------

                                                                    6,063,239
                                                                 ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
   (Identified cost $84,169,364)                                  128,640,258
                                                                 ------------

HOTELS, RESORTS & CRUISE LINES--1.4%
Starwood Hotels & Resorts Worldwide, Inc.
(Identified cost $1,369,378)                           32,423       1,853,623
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--97.1%
   (Identified cost $85,538,742)                                  130,493,881
                                                                 ------------

                     See Notes to Schedules of Investments

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------    ------------
SHORT-TERM INVESTMENTS--2.1%

COMMERCIAL PAPER--2.1%
   UBS Finance Delaware LLC 3.86%,
     10/3/2005                                   $        795    $    794,830
   Old Line Funding Corp. 3.75%,
     10/7/2005                                          2,030       2,028,731
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $2,823,561)                                     2,823,561
                                                                 ------------

TOTAL INVESTMENTS--99.2%
   (Identified Cost $88,362,303)                                  133,317,442(a)
   Other assets and liabilities, net--0.8%                          1,012,492
                                                                 ------------
NET ASSETS--100.0%                                               $134,329,934
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $45,106,931 and gross depreciation of $191,229 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $88,401,740.

                     See Notes to Schedules of Investments

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                      SHARES         VALUE
                                                    ---------    ------------

DOMESTIC COMMON STOCKS--87.3%

AIR FREIGHT & LOGISTICS--3.9%
   FedEx Corp.                                        105,000    $  9,148,650
   United Parcel Service, Inc. Class B                131,100       9,062,943
                                                                 ------------
                                                                   18,211,593
                                                                 ------------

BIOTECHNOLOGY--7.9%
   Amgen, Inc. (b)                                    151,600      12,077,972
   Genentech, Inc. (b)                                162,000      13,642,020
   Gilead Sciences, Inc. (b)                          233,000      11,361,080
                                                                 ------------
                                                                   37,081,072
                                                                 ------------

BROADCASTING & CABLE TV--3.3%
   Comcast Corp. Class A (b)                          294,000       8,637,720
   EchoStar Communications Corp. Class A              225,000       6,653,250
                                                                 ------------
                                                                   15,290,970
                                                                 ------------

COMMUNICATIONS EQUIPMENT--5.4%
   Cisco Systems, Inc. (b)                            711,520      12,757,554
   QUALCOMM, Inc.                                     279,000      12,485,250
                                                                 ------------
                                                                   25,242,804
                                                                 ------------

COMPUTER HARDWARE--6.0%
   Apple Computer, Inc. (b)                           252,000      13,509,720
   Dell, Inc. (b)                                     422,000      14,432,400
                                                                 ------------
                                                                   27,942,120
                                                                 ------------

CONSUMER FINANCE--2.3%
   SLM Corp.                                          204,400      10,964,016
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--2.8%
   First Data Corp.                                   329,000      13,160,000
                                                                 ------------

DRUG RETAIL--1.5%
   Walgreen Co.                                       166,000       7,212,700
                                                                 ------------

FOOD RETAIL--1.5%
   Whole Foods Market, Inc.                            54,000       7,260,300
                                                                 ------------

GENERAL MERCHANDISE STORES--3.1%
   Target Corp.                                       277,000      14,384,610
                                                                 ------------

HEALTH CARE EQUIPMENT--7.4%
   Kinetic Concepts, Inc. (b)                         253,000      14,370,400
   Medtronic, Inc.                                    374,920      20,103,210
                                                                 ------------
                                                                   34,473,610
                                                                 ------------

HEALTH CARE SERVICES--3.6%
   Medco Health Solutions, Inc. (b)                   310,700      17,035,681
                                                                 ------------

                                                      SHARES         VALUE
                                                    ---------    ------------

HOME IMPROVEMENT RETAIL--3.8%
   Lowe's Cos., Inc.                                  275,900    $ 17,767,960
                                                                 ------------

HOUSEHOLD PRODUCTS--2.2%
   Procter & Gamble Co. (The)                         174,000      10,346,040
                                                                 ------------

INDUSTRIAL CONGLOMERATES--5.0%
   General Electric Co.                               699,800      23,562,266
                                                                 ------------

INTERNET RETAIL--3.0%
   eBay, Inc. (b)                                     345,000      14,214,000
                                                                 ------------

INTERNET SOFTWARE & SERVICES--2.5%
   Yahoo!, Inc. (b)                                   344,000      11,640,960
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--2.2%
   Morgan Stanley                                     189,700      10,232,418
                                                                 ------------

MOVIES & ENTERTAINMENT--2.9%
   News Corp. Class B                                 812,000      13,398,000
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.0%
   Citigroup, Inc.                                    306,300      13,942,776
                                                                 ------------

RESTAURANTS--1.8%
   Starbucks Corp. (b)                                167,000       8,366,700
                                                                 ------------

SEMICONDUCTORS--4.3%
   Intel Corp.                                        808,030      19,917,940
                                                                 ------------

SOFT DRINKS--2.5%
   PepsiCo, Inc.                                      209,000      11,852,390
                                                                 ------------

SPECIALTY STORES--1.9%
   Staples, Inc.                                      420,500       8,965,060
                                                                 ------------

SYSTEMS SOFTWARE--3.5%
   Adobe Systems, Inc.                                174,000       5,193,900
   Microsoft Corp.                                    444,400      11,434,412
                                                                 ------------
                                                                   16,628,312
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $350,963,944)                                 409,094,298
                                                                 ------------

FOREIGN COMMON STOCKS(c)--7.1%

APPLICATION SOFTWARE--2.9%
   SAP AG Sponsored ADR (Germany)                     316,000      13,692,280
                                                                 ------------

PHARMACEUTICALS--1.2%
   Teva Pharmaceutical Industries Ltd.
     Sponsored ADR (United States)                    161,000       5,380,620
                                                                 ------------

                     See Notes to Schedules of Investments

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                                                      SHARES         VALUE
                                                    ---------    ------------

SEMICONDUCTORS--3.0%
   Taiwan Semiconductor Manufacturing Co.
     Ltd. Sponsored ADR (Taiwan)                    1,722,946    $ 14,162,616
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $31,328,651)                                   33,235,516
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--94.4%
   (Identified cost $382,292,595)                                 442,329,814
                                                                 ------------

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                    ---------    ------------
SHORT-TERM INVESTMENTS--5.0%

COMMERCIAL PAPER--5.0%
   Target Corp. 3.86%, 10/3/05                     $    2,205       2,204,527
   UBS Finance Delaware LLC 3.76%, 10/3/05              3,500       3,499,269
   Pfizer, Inc. 3.75%, 10/6/05                          1,695       1,694,117
   UBS Finance Delaware LLC 3.80%, 10/6/05              2,050       2,048,918
   Preferred Receivables Funding Corp.
     3.71%, 10/17/05                                    2,120       2,116,504
   ABN-AMRO NA Finance, Inc. 3.77%,
     10/19/05                                           1,800       1,796,607
   Gemini Securitization LLC 3.75%,
     10/24/05                                           1,635       1,631,083
   Pfizer, Inc. 3.69%, 10/28/05                         2,240       2,233,801
   Ranger Funding Co. LLC 3.80%, 11/3/05                3,375       3,363,244
   Govco, Inc. 3.80%, 11/14/05                          1,000         995,355
   George Street Finance LLC 3.80%,
     12/12/05                                           1,677       1,664,224
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $23,247,680)                                   23,247,649
                                                                 ------------

TOTAL INVESTMENTS--99.4%
   (Identified cost $405,540,275)                                 465,577,463(a)
   Other assets and liabilities, net--0.6%                          2,902,007
                                                                 ------------
NET ASSETS--100.0%                                               $468,479,470
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $68,863,013 and gross depreciation of $9,251,628 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $405,966,078.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                        SHARES         VALUE
                                                      ----------    ------------

DOMESTIC COMMON STOCKS--95.8%

AEROSPACE & DEFENSE--2.8%
   Boeing Co. (The)                                       14,300    $    971,685
   Honeywell International, Inc.                          20,300         761,250
   Lockheed Martin Corp.                                  13,900         848,456
   United Technologies Corp.                              29,400       1,524,096
                                                                    ------------
                                                                       4,105,487
                                                                    ------------

AGRICULTURAL PRODUCTS--0.6%
   Archer-Daniels-Midland Co.                             36,500         900,090
                                                                    ------------

AIR FREIGHT & LOGISTICS--0.1%
   United Parcel Service, Inc. Class B                     3,000         207,390
                                                                    ------------

APPAREL RETAIL--0.4%
   Gap, Inc. (The)                                        30,500         531,615
                                                                    ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
   VF Corp.                                                6,200         359,414
                                                                    ------------

APPLICATION SOFTWARE--0.8%
   Autodesk, Inc.                                         12,600         585,144
   Intuit, Inc. (b)                                        7,300         327,113
   Parametric Technology Corp. (b)                        34,000         236,980
                                                                    ------------
                                                                       1,149,237
                                                                    ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.4%
   Bank of New York Co., Inc. (The)                       19,000         558,790
   Franklin Resources, Inc.                                6,100         512,156
   Northern Trust Corp.                                   15,100         763,305
   State Street Corp.                                      4,600         225,032
                                                                    ------------
                                                                       2,059,283
                                                                    ------------

AUTOMOBILE MANUFACTURERS--0.3%
   Ford Motor Co.                                         43,400         427,924
                                                                    ------------

BIOTECHNOLOGY--0.4%
   Amgen, Inc. (b)                                         1,400         111,538
   Applera Corp. - Applied Biosystems
     Group                                                 9,500         220,780
   Cephalon, Inc. (b)                                      5,800         269,236
                                                                    ------------
                                                                         601,554
                                                                    ------------

BROADCASTING & CABLE TV--0.2%
   Comcast Corp. Class A (b)                               2,391          70,248
   EchoStar Communications Corp. Class A                   6,300         186,291
                                                                    ------------
                                                                         256,539
                                                                    ------------

                                                        SHARES         VALUE
                                                      ----------    ------------

BUILDING PRODUCTS--0.4%
   Masco Corp.                                            18,200    $    558,376
                                                                    ------------

COMMERCIAL PRINTING--0.4%
   Donnelley (R.R.) & Sons Co.                            15,300         567,171
                                                                    ------------

COMMUNICATIONS EQUIPMENT--2.8%
   Avaya, Inc. (b)                                        10,400         107,120
   Cisco Systems, Inc. (b)                               118,700       2,128,291
   CommScope, Inc. (b)                                     7,200         124,848
   Harris Corp.                                            5,200         217,360
   Motorola, Inc.                                         68,800       1,519,792
                                                                    ------------
                                                                       4,097,411
                                                                    ------------

COMPUTER HARDWARE--3.3%
   Apple Computer, Inc. (b)                                2,100         112,581
   Dell, Inc. (b)                                         44,300       1,515,060
   Hewlett-Packard Co.                                    52,301       1,527,189
   International Business Machines Corp.                  20,000       1,604,400
   NCR Corp. (b)                                           3,800         121,258
                                                                    ------------
                                                                       4,880,488
                                                                    ------------

COMPUTER STORAGE & PERIPHERALS--0.1%
   Emulex Corp. (b)                                        8,300         167,743
                                                                    ------------

CONSTRUCTION MATERIALS--0.1%
   Vulcan Materials Co.                                    1,000          74,210
                                                                    ------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.5%
   Caterpillar, Inc.                                       1,600          94,000
   PACCAR, Inc.                                            4,800         325,872
   Toro Co. (The)                                          7,900         290,404
                                                                    ------------
                                                                         710,276
                                                                    ------------

CONSUMER FINANCE--1.4%
   American Express Co.                                   23,300       1,338,352
   Capital One Financial Corp.                             7,300         580,496
   Providian Financial Corp. (b)                           7,800         137,904
                                                                    ------------
                                                                       2,056,752
                                                                    ------------

DATA PROCESSING & OUTSOURCED SERVICES--1.4%
   CheckFree Corp. (b)                                     6,000         226,920
   Computer Sciences Corp. (b)                            14,900         704,919
   Fiserv, Inc. (b)                                       13,500         619,245
   Sabre Holdings Corp. Class A                           21,800         442,104
                                                                    ------------
                                                                       1,993,188
                                                                    ------------

DEPARTMENT STORES--1.8%
   Federated Department Stores, Inc.                      16,800       1,123,416

                     See Notes to Schedules of Investments

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

                                                        SHARES         VALUE
                                                      ----------    ------------

DEPARTMENT STORES--(CONTINUED)
   Nordstrom, Inc.                                        20,900    $    717,288
   Penney (J.C.) Co., Inc.                                18,200         863,044
                                                                    ------------
                                                                       2,703,748
                                                                    ------------

DIVERSIFIED BANKS--5.3%
   Bank of America Corp.                                  94,706       3,987,123
   Comerica, Inc.                                          7,300         429,970
   U.S. Bancorp                                           16,300         457,704
   Wachovia Corp.                                         46,300       2,203,417
   Wells Fargo & Co.                                      12,900         755,553
                                                                    ------------
                                                                       7,833,767
                                                                    ------------

DIVERSIFIED CHEMICALS--1.0%
   Dow Chemical Co. (The)                                 15,100         629,217
   Du Pont (E.I.) de Nemours & Co.                         1,600          62,672
   Eastman Chemical Co.                                   15,400         723,338
   PPG Industries, Inc.                                    2,100         124,299
                                                                    ------------
                                                                       1,539,526
                                                                    ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
   Cendant Corp.                                          29,200         602,688
   Dun & Bradstreet Corp. (b)                              5,400         355,698
                                                                    ------------
                                                                         958,386
                                                                    ------------

DIVERSIFIED METALS & MINING--0.1%
   Phelps Dodge Corp.                                      1,600         207,888
                                                                    ------------

DRUG RETAIL--0.1%
   CVS Corp.                                               2,600          75,426
                                                                    ------------

ELECTRIC UTILITIES--0.3%
   PPL Corp.                                              13,700         442,921
                                                                    ------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
   Cooper Industries Ltd. Class A                          1,000          69,140
   Emerson Electric Co.                                   23,600       1,694,480
                                                                    ------------
                                                                       1,763,620
                                                                    ------------

FOOTWEAR--0.6%
   NIKE, Inc. Class B                                     11,400         931,152
                                                                    ------------

GAS UTILITIES--0.2%
   UGI Corp.                                              13,100         368,765
                                                                    ------------

GENERAL MERCHANDISE STORES--0.1%
   Target Corp.                                            1,700          88,281
                                                                    ------------

HEALTH CARE DISTRIBUTORS--0.9%
   Cardinal Health, Inc.                                  11,400         723,216
   McKesson Corp.                                         13,400         635,830
                                                                    ------------
                                                                       1,359,046
                                                                    ------------

                                                        SHARES         VALUE
                                                      ----------    ------------

HEALTH CARE EQUIPMENT--2.0%
   Baxter International, Inc.                             18,200    $    725,634
   Becton, Dickinson & Co.                                14,000         734,020
   Boston Scientific Corp. (b)                            18,300         427,671
   Hospira, Inc. (b)                                       5,600         229,432
   Medtronic, Inc.                                         1,200          64,344
   PerkinElmer, Inc.                                      26,700         543,879
   St. Jude Medical, Inc. (b)                              3,400         159,120
                                                                    ------------
                                                                       2,884,100
                                                                    ------------

HEALTH CARE SERVICES--0.3%
   Caremark Rx, Inc. (b)                                   8,900         444,377
                                                                    ------------

HEALTH CARE SUPPLIES--0.5%
   Bausch & Lomb, Inc.                                     8,400         677,712
                                                                    ------------

HOME ENTERTAINMENT SOFTWARE--0.1%
   THQ, Inc. (b)                                           8,550         182,286
                                                                    ------------

HOME IMPROVEMENT RETAIL--1.3%
   Home Depot, Inc. (The)                                 29,000       1,106,060
   Lowe's Cos., Inc.                                       1,300          83,720
   Sherwin-Williams Co. (The)                             16,600         731,562
                                                                    ------------
                                                                       1,921,342
                                                                    ------------

HOUSEHOLD APPLIANCES--0.5%
   Black & Decker Corp. (The)                              9,400         771,646
                                                                    ------------

HOUSEHOLD PRODUCTS--1.6%
   Clorox Co. (The)                                       20,400       1,133,016
   Kimberly-Clark Corp.                                   19,400       1,154,882
                                                                    ------------
                                                                       2,287,898
                                                                    ------------

HOUSEWARES & SPECIALTIES--0.4%
   Newell Rubbermaid, Inc.                                27,200         616,080
                                                                    ------------

HYPERMARKETS & SUPER CENTERS--0.2%
   Wal-Mart Stores, Inc.                                   5,200         227,864
                                                                    ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.1%
   Constellation Energy Group, Inc.                       18,700       1,151,920
   Duke Energy Corp.                                      14,100         411,297
                                                                    ------------
                                                                       1,563,217
                                                                    ------------

INDUSTRIAL CONGLOMERATES--1.5%
   3M Co.                                                  6,000         440,160
   General Electric Co.                                   38,300       1,289,561
   Textron, Inc.                                           6,100         437,492
                                                                    ------------
                                                                       2,167,213
                                                                    ------------

INDUSTRIAL GASES--0.0%
   Praxair, Inc.                                           1,300          62,309
                                                                    ------------

                     See Notes to Schedules of Investments

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

                                                        SHARES         VALUE
                                                      ----------    ------------

INDUSTRIAL MACHINERY--1.9%
   Danaher Corp.                                          11,300    $    608,279
   Dover Corp.                                             4,400         179,476
   Eaton Corp.                                            15,000         953,250
   Illinois Tool Works, Inc.                               8,700         716,271
   Parker-Hannifin Corp.                                   4,600         295,826
                                                                    ------------
                                                                       2,753,102
                                                                    ------------

INSURANCE BROKERS--0.2%
   AON Corp.                                               8,000         256,640
                                                                    ------------

INTEGRATED OIL & GAS--8.2%
   Chevron Corp.                                          46,623       3,017,907
   ConocoPhillips                                         11,802         825,078
   Exxon Mobil Corp.                                      88,800       5,642,352
   Marathon Oil Corp.                                      1,100          75,823
   Occidental Petroleum Corp.                             29,400       2,511,642
                                                                    ------------
                                                                      12,072,802
                                                                    ------------

INTEGRATED TELECOMMUNICATION SERVICES--3.7%
   AT&T Corp.                                             27,800         550,440
   BellSouth Corp.                                        31,100         817,930
   Citizens Communications Co.                            57,000         772,350
   Qwest Communications International,
     Inc. (b)                                             27,000         110,700
   SBC Communications, Inc.                               61,700       1,478,949
   Verizon Communications, Inc.                           50,600       1,654,114
                                                                    ------------
                                                                       5,384,483
                                                                    ------------

INTERNET RETAIL--0.2%
   eBay, Inc. (b)                                          1,600          65,920
   IAC/InterActiveCorp (b)                                11,700         296,595
                                                                    ------------
                                                                         362,515
                                                                    ------------

INTERNET SOFTWARE & SERVICES--0.4%
   HomeStore.Com, Inc. (b)                                 1,862           8,102
   VeriSign, Inc. (b)                                     10,100         215,837
   Yahoo!, Inc. (b)                                       10,900         368,856
                                                                    ------------
                                                                         592,795
                                                                    ------------

INVESTMENT BANKING & BROKERAGE--1.0%
   Lehman Brothers Holdings, Inc.                            700          81,536
   Merrill Lynch & Co., Inc.                              12,700         779,145
   Morgan Stanley                                         11,200         604,128
                                                                    ------------
                                                                       1,464,809
                                                                    ------------

LIFE & HEALTH INSURANCE--2.7%
   AFLAC, Inc.                                            10,000         453,000
   Lincoln National Corp.                                 15,100         785,502
   MetLife, Inc.                                          34,800       1,734,084
   Protective Life Corp.                                   1,400          57,652
   Prudential Financial, Inc.                             12,200         824,232

                                                        SHARES         VALUE
                                                      ----------    ------------

LIFE & HEALTH INSURANCE--(CONTINUED)
   StanCorp Financial Group, Inc.                            800    $     67,360
                                                                    ------------
                                                                       3,921,830
                                                                    ------------

MANAGED HEALTH CARE--2.5%
   Aetna, Inc.                                             9,000         775,260
   CIGNA Corp.                                             4,200         495,012
   UnitedHealth Group, Inc.                               23,600       1,326,320
   WellPoint, Inc. (b)                                    14,300       1,084,226
                                                                    ------------
                                                                       3,680,818
                                                                    ------------

METAL & GLASS CONTAINERS--0.1%
   Crown Holdings, Inc. (b)                                5,400          86,076
   Silgan Holdings, Inc.                                   2,800          93,128
                                                                    ------------
                                                                         179,204
                                                                    ------------

MOTORCYCLE MANUFACTURERS--0.0%
   Harley-Davidson, Inc.                                   1,070          51,831
                                                                    ------------

MOVIES & ENTERTAINMENT--2.8%
   Time Warner, Inc.                                     147,500       2,671,225
   Viacom, Inc. Class B                                   31,300       1,033,213
   Walt Disney Co. (The)                                  18,300         441,579
                                                                    ------------
                                                                       4,146,017
                                                                    ------------

MULTI-LINE INSURANCE--1.9%
   American International Group, Inc.                     41,500       2,571,340
   Hartford Financial Services Group,
     Inc. (The)                                            1,800         138,906
   Unitrin, Inc.                                           1,400          66,444
                                                                    ------------
                                                                       2,776,690
                                                                    ------------

OFFICE ELECTRONICS--0.1%
   Xerox Corp. (b)                                        16,100         219,765
                                                                    ------------

OFFICE SERVICES & SUPPLIES--0.2%
   HNI Corp.                                               5,800         349,276
                                                                    ------------

OIL & GAS DRILLING--0.5%
   Pride International, Inc. (b)                          20,700         590,157
   Transocean, Inc. (b)                                    3,200         196,192
                                                                    ------------
                                                                         786,349
                                                                    ------------

OIL & GAS EQUIPMENT & SERVICES--0.1%
   Halliburton Co.                                         2,600         178,152
                                                                    ------------

OIL & GAS EXPLORATION & PRODUCTION--0.4%
   Burlington Resources, Inc.                              7,600         618,032
                                                                    ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.3%
   Valero Energy Corp.                                     4,400         497,464
                                                                    ------------

                     See Notes to Schedules of Investments

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

                                                        SHARES         VALUE
                                                      ----------    ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.6%
   Citigroup, Inc.                                        52,401    $  2,385,293
   JPMorgan Chase & Co.                                   80,200       2,721,186
   Principal Financial Group, Inc.                         4,700         222,639
                                                                    ------------
                                                                       5,329,118
                                                                    ------------

PACKAGED FOODS & MEATS--2.0%
   General Mills, Inc.                                    14,400         694,080
   Kellogg Co.                                            43,400       2,002,042
   Tyson Foods, Inc. Class A                              11,400         205,770
                                                                    ------------
                                                                       2,901,892
                                                                    ------------

PAPER PACKAGING--0.0%
   Smurfit-Stone Container Corp. (b)                       2,700          27,972
                                                                    ------------

PAPER PRODUCTS--0.0%
   MeadWestvaco Corp.                                      2,000          55,240
                                                                    ------------

PHARMACEUTICALS--6.8%
   Alpharma, Inc. Class A                                  8,900         221,343
   Barr Pharmaceuticals, Inc. (b)                          6,400         351,488
   Johnson & Johnson                                      57,400       3,632,272
   King Pharmaceuticals, Inc. (b)                         17,100         262,998
   Lilly (Eli) & Co.                                       1,200          64,224
   Medicis Pharmaceutical Corp. Class A                   10,500         341,880
   Merck & Co., Inc.                                      31,300         851,673
   Pfizer, Inc.                                          142,400       3,555,728
   Watson Pharmaceuticals, Inc. (b)                        4,300         157,423
   Wyeth                                                  11,900         550,613
                                                                    ------------
                                                                       9,989,642
                                                                    ------------

PROPERTY & CASUALTY INSURANCE--3.0%
   Allstate Corp. (The)                                   33,900       1,874,331
   Chubb Corp. (The)                                         900          80,595
   Cincinnati Financial Corp.                              2,205          92,367
   Mercury General Corp.                                   3,200         191,968
   Progressive Corp. (The)                                 5,700         597,189
   St. Paul Travelers Cos., Inc. (The)                    33,401       1,498,703
                                                                    ------------
                                                                       4,335,153
                                                                    ------------

PUBLISHING & PRINTING--0.1%
   Meredith Corp.                                          1,700          84,813
                                                                    ------------

RAILROADS--0.5%
   Burlington Northern Santa Fe Corp.                      3,600         215,280
   CSX Corp.                                               1,800          83,664
   Norfolk Southern Corp.                                 10,500         425,880
                                                                    ------------
                                                                         724,824
                                                                    ------------

REGIONAL BANKS--1.6%
   Bank of Hawaii Corp.                                    6,600         324,852
   Hibernia Corp. Class A                                 14,400         432,576

                                                        SHARES         VALUE
                                                      ----------    ------------

REGIONAL BANKS--(CONTINUED)
   KeyCorp.                                               13,300    $    428,925
   National City Corp.                                    23,700         792,528
   SunTrust Banks, Inc.                                    2,000         138,900
   Synovus Financial Corp.                                 7,400         205,128
                                                                    ------------
                                                                       2,322,909
                                                                    ------------

REITS--0.9%
   American Home Mortgage Investment
     Corp.                                                 7,000         212,100
   Highwoods Properties, Inc.                             15,200         448,552
   New Century Financial Corp.                            11,100         402,597
   NovaStar Financial, Inc.                                6,100         201,239
                                                                    ------------
                                                                       1,264,488
                                                                    ------------

RESTAURANTS--1.2%
   McDonald's Corp.                                       35,300       1,182,197
   Yum! Brands, Inc.                                      11,200         542,192
                                                                    ------------
                                                                       1,724,389
                                                                    ------------

SEMICONDUCTORS--3.0%
   Analog Devices, Inc.                                    1,800          66,852
   Freescale Semiconductor, Inc. Class B
     (b)                                                   7,640         180,151
   Intel Corp.                                           109,900       2,709,035
   ON Semiconductor Corp. (b)                             33,600         173,712
   Texas Instruments, Inc.                                35,500       1,203,450
                                                                    ------------
                                                                       4,333,200
                                                                    ------------

SOFT DRINKS--0.3%
   Pepsi Bottling Group, Inc. (The)                        5,200         148,460
   PepsiAmericas, Inc.                                     7,500         170,475
   PepsiCo, Inc.                                           2,100         119,091
                                                                    ------------
                                                                         438,026
                                                                    ------------

SPECIALIZED CONSUMER SERVICES--0.3%
   Block (H&R), Inc.                                      19,000         455,620
                                                                    ------------

SPECIALIZED FINANCE--0.1%
   Asset Acceptance Capital Corp. (b)                      2,600          77,922
                                                                    ------------

SPECIALTY CHEMICALS--0.1%
   Rohm and Haas Co.                                       4,000         164,520
                                                                    ------------

SPECIALTY STORES--0.1%
   Staples, Inc.                                           3,750          79,950
                                                                    ------------

SYSTEMS SOFTWARE--3.8%
   BMC Software, Inc. (b)                                 10,300         217,330
   Microsoft Corp.                                       154,400       3,972,712
   Oracle Corp. (b)                                       94,900       1,175,811
   Symantec Corp. (b)                                      7,000         158,620
                                                                    ------------
                                                                       5,524,473
                                                                    ------------

                     See Notes to Schedules of Investments

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

                                                   SHARES          VALUE
                                                  ---------    -------------

TECHNOLOGY DISTRIBUTORS--0.3%
   Arrow Electronics, Inc. (b)                        8,000    $     250,880
   Tech Data Corp. (b)                                4,700          172,537
                                                               -------------
                                                                     423,417
                                                               -------------

THRIFTS & MORTGAGE FINANCE--0.1%
   Fannie Mae                                         3,900          174,798
                                                               -------------

TOBACCO--0.5%
   Reynolds American, Inc.                            8,900          738,878
                                                               -------------

TRUCKING--0.2%
   CNF, Inc.                                          5,500          288,750
                                                               -------------

WIRELESS TELECOMMUNICATION SERVICES--0.7%
   Sprint Nextel Corp.                               41,600          989,248
   Syniverse Holdings, Inc. (b)                       5,700           87,780
                                                               -------------
                                                                   1,077,028
                                                               -------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $122,006,773)                                140,612,314
                                                               -------------

FOREIGN COMMON STOCKS(c)--3.3%

AUTO PARTS & EQUIPMENT--0.3%
   Autoliv, Inc. (Sweden)                             7,500          326,250
   Magna International, Inc. Class A
     (Canada)                                         1,600          119,776
                                                               -------------
                                                                     446,026
                                                               -------------

DIVERSIFIED METALS & MINING--0.4%
   Freeport-McMoRan Copper & Gold, Inc.
     Class B (Indonesia)                             11,400          553,926
                                                               -------------

INDUSTRIAL CONGLOMERATES--0.8%
   Tyco International Ltd. (United
     States)                                         40,600        1,130,710
                                                               -------------

INDUSTRIAL MACHINERY--1.0%
   Ingersoll-Rand Co. Ltd. Class A
     (United States)                                 40,200        1,536,846
                                                               -------------

INTEGRATED OIL & GAS--0.3%
   BP plc Sponsored ADR (United Kingdom)              5,200          368,420
                                                               -------------

OIL & GAS DRILLING--0.1%
   Nabors Industries Ltd. (United States)
     (b)                                              3,000          215,490
                                                               -------------

                                                   SHARES          VALUE
                                                  ---------    -------------

PHARMACEUTICALS--0.1%
   GlaxoSmithKline plc ADR (United
     Kingdom)                                         2,800    $     143,584
                                                               -------------

PROPERTY & CASUALTY INSURANCE--0.3%
   XL Capital Ltd. Class A (United
     States)                                          5,700          387,771
                                                               -------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $3,921,598)                                    4,782,773
                                                               -------------
TOTAL LONG TERM INVESTMENTS--99.2%
   (Identified cost $125,928,371)                                145,395,087
                                                               -------------

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                               ------------    -------------
SHORT-TERM INVESTMENTS--0.9%

COMMERCIAL PAPER--0.9%
   UBS Finance Delaware LLC 3.86%, 10/3/05     $      1,398        1,397,700
                                                               -------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $1,397,700)                                    1,397,700
                                                               -------------

TOTAL INVESTMENTS--100.0%
   (Identified cost $127,326,071)                                146,792,787(a)
   Other assets and liabilities, net--0.0%                           (15,649)
                                                               -------------
NET ASSETS--100.0%                                             $ 146,777,138
                                                               =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,468,195 and gross depreciation of $5,552,738 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $127,877,330.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------    -----------
DOMESTIC COMMON STOCKS--86.9%

AIR FREIGHT & LOGISTICS--0.9%
   Pacer International, Inc.                                8,400    $   221,424
                                                                     -----------

APPLICATION SOFTWARE--3.1%
   Blackboard, Inc.(b)                                     29,100        727,791
                                                                     -----------

ASSET MANAGEMENT & CUSTODY BANKS--4.0%
   GAMCO Investors, Inc. Class A                           20,800        953,680
                                                                     -----------

AUTOMOBILE MANUFACTURERS--0.4%
   Winnebago Industries, Inc.                               3,500        101,395
                                                                     -----------

AUTOMOTIVE RETAIL--1.7%
   Advance Auto Parts, Inc.(b)                             10,650        411,942
                                                                     -----------

BIOTECHNOLOGY--9.8%
   Abgenix, Inc. (b)                                       12,100        153,428
   Coley Pharmaceutical Group, Inc.(b)                      2,600         47,320
   Critical Therapeutics, Inc.(b)                          18,200        171,444
   ICOS Corp.                                               8,300        229,246
   Inhibitex, Inc.(b)                                      20,900        212,762
   Nektar Therapeutics(b)                                  48,500        822,075
   Neurocrine Biosciences, Inc.(b)                          6,000        295,140
   Northfield Laboratories, Inc.(b)                         2,400         30,960
   NPS Pharmaceuticals, Inc.(b)                            14,000        141,540
   Nuvelo, Inc.(b)                                         22,700        217,920
                                                                     -----------
                                                                       2,321,835
                                                                     -----------

BROADCASTING & CABLE TV--0.4%
   WorldSpace, Inc. Class A(b)                              5,900         83,131
                                                                     -----------

CASINOS & GAMING--3.5%
   Multimedia Games, Inc.(b)                               18,900        183,519
   Scientific Games Corp. Class A(b)                       21,200        657,200
                                                                     -----------
                                                                         840,719
                                                                     -----------

COMMUNICATIONS EQUIPMENT--3.0%
   SafeNet, Inc.(b)                                        16,800        610,008
   Telkonet, Inc.(b)                                       27,300        107,016
                                                                     -----------
                                                                         717,024
                                                                     -----------

COMPUTER HARDWARE--3.3%
   Avid Technology, Inc.(b)                                10,800        447,120
   Stratasys, Inc.(b)                                      11,200        332,640
                                                                     -----------
                                                                         779,760
                                                                     -----------

DATA PROCESSING & OUTSOURCED SERVICES--1.7%
   MoneyGram International, Inc.                            8,600        186,706

                                                         SHARES         VALUE
                                                       ----------    -----------
DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
   Wright Express Corp.(b)                                 10,100    $   218,059
                                                                     -----------
                                                                         404,765
                                                                     -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--9.5%
   Advisory Board Co. (The)(b)                             16,000        832,640
   Corporate Executive Board Co. (The)                     12,000        935,760
   Corrections Corporation of America(b)                    4,000        158,800
   Tetra Tech, Inc.(b)                                     20,300        341,446
                                                                     -----------
                                                                       2,268,646
                                                                     -----------

EDUCATION SERVICES--1.8%
   Lincoln Educational Services Corp.(b)                    4,400         51,876
   Strayer Education, Inc.                                  3,900        368,628
                                                                     -----------
                                                                         420,504
                                                                     -----------

GENERAL MERCHANDISE STORES--0.2%
   99 Cents Only Stores                                     3,900         36,075
                                                                     -----------

HEALTH CARE EQUIPMENT--4.2%
   Conor Medsystems, Inc.(b)                                8,500        199,750
   INAMED Corp.                                            10,500        794,640
                                                                     -----------
                                                                         994,390
                                                                     -----------

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.6%
   Resources Connection, Inc.(b)                            4,600        136,298
                                                                     -----------

INTERNET RETAIL--0.1%
   VistaPrint Ltd.(b)                                      1,980         29,898
                                                                     -----------

INTERNET SOFTWARE & SERVICES--8.8%
   CNET Networks, Inc.(b)                                  31,400        426,098
   Digitas, Inc.(b)                                        18,100        205,616
   Equinix, Inc.(b)                                         6,200        258,230
   j2 Global Communications, Inc.(b)                       25,100      1,014,542
   LivePerson, Inc.(b)                                     49,600        187,493
                                                                     -----------
                                                                       2,091,979
                                                                     -----------

INVESTMENT BANKING & BROKERAGE--0.4%
   MarketAxess Holdings, Inc.(b)                            6,300         85,680
                                                                     -----------

LEISURE FACILITIES--2.1%
   Life Time Fitness, Inc.(b)                              15,400        510,356
                                                                     -----------

LEISURE PRODUCTS--3.2%
   MarineMax, Inc.(b)                                       7,800        198,822
   Marvel Entertainment, Inc.(b)                           14,800        264,476
   Polaris Industries, Inc.                                 6,200        307,210
                                                                     -----------
                                                                         770,508
                                                                     -----------

                     See Notes to Schedules of Investments

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES

                                                     SHARES          VALUE
                                                   ----------    ------------

MOVIES & ENTERTAINMENT--0.4%
   CKX, Inc.(b)                                         7,700    $     96,789
                                                                 ------------

OFFICE SERVICES & SUPPLIES--0.6%
   PeopleSupport, Inc.(b)                              17,300         135,805
                                                                 ------------

PACKAGED FOODS & MEATS--0.5%
   Hain Celestial Group, Inc.(The)(b)                   6,500         126,100
                                                                 ------------

PHARMACEUTICALS--4.7%
   Barrier Therapeutics, Inc.(b)                        5,200          43,628
   Medicis Pharmaceutical Corp. Class A                 4,200         136,752
   MGI Pharma, Inc.(b)                                 20,600         480,186
   Pain Therapeutics, Inc.(b)                          15,700          98,753
   Sepracor, Inc.(b)                                    6,200         365,738
                                                                 ------------
                                                                    1,125,057
                                                                 ------------

RESTAURANTS--2.6%
   Cheesecake Factory, Inc.(The)(b)                    14,700         459,228
   McCormick & Schmick's Seafood
     Restaurants, Inc.(b)                               8,000         168,960
                                                                 ------------
                                                                      628,188
                                                                 ------------

SEMICONDUCTORS--5.8%
   Advanced Analogic Technologies, Inc.(b)                800           8,952
   Integrated Device Technology, Inc.(b)               18,980         203,845
   International Rectifier Corp.(b)                     2,300         103,684
   Mindspeed Technologies, Inc.(b)                    167,800         404,398
   ON Semiconductor Corp.(b)                          100,300         518,551
   Semtech Corp.                                        9,000         148,230
                                                                 ------------
                                                                    1,387,660
                                                                 ------------

SOFT DRINKS--3.7%
   Hansen Natural Corp.(b)                             18,800         885,104
                                                                 ------------

SPECIALIZED CONSUMER SERVICES--0.9%
   Collectors Universe, Inc.(b)                        17,300         219,710
                                                                 ------------

SPECIALTY STORES--1.4%
   Guitar Center, Inc.(b)                               6,200         342,302
                                                                 ------------

THRIFTS & MORTGAGE FINANCE--1.6%
   Federal Agricultural Mortgage Corp.
     Class C                                           15,700         382,138
                                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES--2.0%
   InPhonic, Inc.(b)                                   34,300         471,625
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $15,911,533)                                   20,708,278
                                                                 ------------

FOREIGN COMMON STOCKS(c)--12.1%

APPLICATION SOFTWARE--0.7%
   Retalix Ltd. (United States)(b)                      7,100         171,323
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--3.4%
   Stewart (W.P.) & Co. Ltd. (United
     States)                                           35,600         794,592
                                                                 ------------

MOVIES & ENTERTAINMENT--0.5%
   Imax Corp. (United States)(b)                       12,100         126,203
                                                                 ------------

SEMICONDUCTORS--7.5%
   ARM Holdings plc Sponsored ADR (United
     Kingdom)                                         135,700         850,839
   O2Micro International Ltd. (Taiwan)(b)              58,700         923,938
                                                                 ------------
                                                                    1,774,777
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $2,027,237)                                     2,866,895
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--99.0%
   (Identified cost $17,938,770)                                   23,575,173
                                                                 ------------

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------

SHORT-TERM INVESTMENTS--1.1%

COMMERCIAL PAPER--1.1%
   UBS Finance Delaware LLC 3.86%, 10/3/05           $    270         269,942
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $269,942)                                         269,942
                                                                 ------------

TOTAL INVESTMENTS--100.1%
   (Identified cost $18,208,712)                                   23,845,115(a)
   Other assets and liabilities, net--(0.1)%                          (24,375)
                                                                 ------------
NET ASSETS--100.0%                                               $ 23,820,740
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,815,734 and gross depreciation of $561,237 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $18,590,618.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------
U.S. GOVERNMENT SECURITIES--1.7%

U.S. TREASURY BONDS--0.6%
   U.S. Treasury Bond 5.375%, 2/15/31                  $   1,940    $  2,173,405
                                                                    ------------

U.S. Treasury Notes--1.1%
   U.S. Treasury Note 4%, 2/15/15                          4,000       3,893,752
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Identified cost $6,114,640)                                        6,067,157
                                                                    ------------

AGENCY MORTGAGE-BACKED SECURITIES--8.5%
   FNMA 5%, 12/1/18                                        1,468       1,465,562
   FNMA 4.50%, 6/1/19                                        641         628,080
   FNMA 4%, 6/1/20                                           814         783,914
   FNMA 5%, 6/1/20                                         1,990       1,985,494
   FNMA 4.50%, 7/1/20                                      1,483       1,453,020
   FNMA 4.50%, 7/1/20                                         99          96,856
   FNMA 5.50%, 10/1/20                                       800         811,914
   FNMA 6.50%, 10/1/31                                        53          54,238
   FNMA 6%, 9/1/32                                           275         279,761
   FNMA 6%, 12/1/32                                        1,544       1,570,275
   FNMA 5%, 5/1/34                                         1,350       1,323,044
   FNMA 5.50%, 5/1/34                                      1,494       1,493,924
   FNMA 5.50%, 6/1/34                                      6,390       6,390,679
   FNMA 5.50%, 6/1/34                                      5,208       5,208,005
   FNMA 6%, 7/1/34                                           997       1,013,649
   FNMA 5%, 6/1/35                                         5,363       5,250,577
   GNMA 6.50%, '23-'32                                     1,513       1,577,225
                                                                    ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $31,310,826)                                      31,386,217
                                                                    ------------

MUNICIPAL BONDS--5.7%

CALIFORNIA--2.3%
   Alameda Corridor Transportation Authority
     Revenue Taxable Series C 6.50%, 10/1/19
     (MBIA Insured)                                        1,000       1,123,820
   Alameda Corridor Transportation Authority
     Revenue Taxable Series C 6.60%, 10/1/29
     (MBIA Insured)                                        1,000       1,164,650
   Contra Costa County California Fire
     Department Revenue Taxable 4.90%, 8/1/16
     (MBIA Insured)                                        1,250       1,237,500

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------

CALIFORNIA--(CONTINUED)
   Fresno County Pension Obligation Revenue
     Taxable 6.21%, 8/15/06 (FSA Insured)              $     255    $    259,187
   Kern County Pension Obligation Revenue
     Taxable 7.26%, 8/15/14 (MBIA Insured)                   420         482,458
   Long Beach Pension Obligation Revenue
     Taxable 6.87%, 9/1/06 (FSA Insured)(k)                    2           2,048
   Long Beach Pension Obligation Revenue
     Taxable 6.87%, 9/1/06 (FSA Insured)                      55          56,269
   San Bernardino County Pension Obligation
     Revenue Taxable Series A 5.43%, 8/1/13
     (FGIC Insured)                                        1,750       1,808,380
   Sonoma County Pension Obligation Revenue
     Taxable 6.625%, 6/1/13 (FSA Insured)                  1,270       1,375,207
   University of California Revenue Series F
     4.375%, 5/15/30 (FSA Insured)                           995         959,906
                                                                    ------------
                                                                       8,469,425
                                                                    ------------

FLORIDA--0.8%
   Florida State Department of Transportation
     General Obligation Series A 5%, 7/1/12                1,800       1,955,106
   University of Miami Exchange Revenue Taxable
     Series A 7.65%, 4/1/20 (MBIA Insured)                   810         838,083
                                                                    ------------
                                                                       2,793,189
                                                                    ------------

KENTUCKY--0.4%
   Kentucky State Property and Buildings
     Commission Revenue 5%, 10/1/12 (AMBAC
     Insured)                                              1,500       1,628,730
                                                                    ------------

MISSISSIPPI--0.2%
   Mississippi Development Bank Special
     Obligation Revenue Taxable 5%, 6/1/12 (FSA
     Insured)                                                710         715,950
                                                                    ------------

                     See Notes to Schedules of Investments

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                         PAR
                                                        VALUE
                                                        (000)           VALUE
                                                      ----------    ------------

NEW JERSEY--0.3%
   New Jersey State Educational Facilities
     Authority Revenue Princeton University
     Series B 4.25%, 7/1/35                           $    1,275    $  1,191,245
                                                                    ------------

PENNSYLVANIA--0.8%
   Philadelphia Authority for Industrial
     Development Pension Funding Revenue
     Taxable Series A 5.79%, 4/15/09 (MBIA
     Insured)                                              1,400       1,452,738
   Pittsburgh Pension General Obligation
     Taxable Series C 6.50%, 3/1/17 (FGIC
     Insured)                                              1,250       1,389,550
                                                                    ------------
                                                                       2,842,288
                                                                    ------------

TEXAS--0.3%
   Dallas-Fort Worth International Airport
     Facilities Improvement Corporation Revenue
     Taxable 6.40%, 11/1/07 (MBIA Insured)                 1,000       1,036,550
                                                                    ------------

VIRGINIA--0.4%
   Virginia State Public Building Authority
     Public Facilities Revenue Series A 5%,
     8/1/12                                                1,500       1,633,530
                                                                    ------------

WISCONSIN--0.2%
   Wauwatosa Redevelopment Authority Economic
     Improvements Revenue Taxable 5.20%,
     12/1/14 (MBIA Insured)                                  775         781,107
                                                                    ------------
TOTAL MUNICIPAL BONDS
   (Identified cost $20,630,729)                                      21,092,014
                                                                    ------------

ASSET-BACKED SECURITIES--2.4%
   Capital One Master Trust 01-5 A 5.30%,
     6/15/09                                               2,500       2,517,211
   Carmax Auto Owner Trust 05-2, A4 4.34%,
     9/15/10                                                 900         896,625
   GMAC Mortgage Corp. Loan Trust 05-HE2, A3
     4.622%, 11/25/35(f)                                   1,000         991,563
   Merrill Lynch Mortgage Investors, Inc.
     05-NCA A 4.09%, 2/25/36(f)                            1,441       1,441,064
   Morgan Stanley Auto Loan Trust 04-HB1, A4
     3.33%, 10/15/11                                       1,000         980,938
   Onyx Acceptance Owners Trust 03-D, A4 3.20%,
     3/15/10                                               1,000         985,370

                                                         PAR
                                                        VALUE
                                                        (000)           VALUE
                                                      ----------    ------------

   WFS Financial Owner Trust 03-1, A4 2.74%,
     9/20/10                                          $    1,000    $    989,070
   Whole Auto Loan Trust 02-1 B 2.91%, 4/15/09               110         110,301
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
   (Identified cost $9,017,934)                                        8,912,142
                                                                    ------------

DOMESTIC CORPORATE BONDS--7.0%

ADVERTISING--0.1%
   Lamar Media Corp. 144A 6.625%, 8/15/15(d)                 415         424,337
                                                                    ------------

AEROSPACE & DEFENSE--0.3%
   Rockwell Collins, Inc. 4.75%, 12/1/13                   1,000         996,598
                                                                    ------------

AGRICULTURAL PRODUCTS--0.1%
   Corn Products International, Inc. 8.25%,
     7/15/07                                                 500         528,564
                                                                    ------------

ALUMINUM--0.1%
   Alcoa, Inc. 5.375%, 1/15/13                               400         411,613
                                                                    ------------

BROADCASTING & CABLE TV--0.1%
   Echostar DBS Corp. 6.375%, 10/1/11                        325         323,781
                                                                    ------------

CASINOS & GAMING--0.4%
   Harrah's Operating Co., Inc. 7.50%, 1/15/09               250         268,286
   MGM MIRAGE 6.375%, 12/15/11                               750         748,125
   Station Casinos, Inc. 6.875%, 3/1/16                      300         305,625
                                                                    ------------
                                                                       1,322,036
                                                                    ------------

COMMUNICATIONS EQUIPMENT--0.0%
   Motorola, Inc. 7.625%, 11/15/10                            80          90,540
                                                                    ------------

CONSUMER FINANCE--1.0%
   Ford Motor Credit Co. 7.25%, 10/25/11(j)                  600         569,510
   General Electric Capital Corp. 6%, 6/15/12                700         745,098
   General Motors Acceptance Corp. 6.875%,
     8/28/12                                                 500         448,071
   SLM Corp. 4.08%, 2/1/10(f)                              1,950       1,908,563
                                                                    ------------
                                                                       3,671,242
                                                                    ------------

DIVERSIFIED BANKS--0.3%
   National Capital Trust II 144A 5.486%,
     12/29/49(d)(f)                                          950         953,994
                                                                    ------------

                     See Notes to Schedules of Investments

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------

DIVERSIFIED CAPITAL MARKETS--0.3%
   Deutsche Bank AG NY Series GS 4.483%,
     3/22/12(f)                                        $   1,000    $    971,700
                                                                    ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
   International Lease Finance Corp. 4.75%,
     1/13/12                                                 625         613,427
                                                                    ------------

ELECTRIC UTILITIES--0.3%
   Entergy Gulf States, Inc. 5.70%, 6/1/15                 1,000         979,826
                                                                    ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
   Mettler-Toledo International, Inc. 4.85%,
     11/15/10                                              1,000         984,632
                                                                    ------------

FOREST PRODUCTS--0.1%
   Weyerhaeuser Co. 6.75%, 3/15/12                           425         459,235
                                                                    ------------

HEALTH CARE DISTRIBUTORS--0.0%
   AmerisourceBergen Corp. 144A 5.625%,
     9/15/12(d)                                               90          89,100
                                                                    ------------

HEALTH CARE FACILITIES--0.1%
   HCA, Inc. 6.30%, 10/1/12                                  400         399,592
                                                                    ------------

HOTELS, RESORTS & CRUISE LINES--0.0%
   La Quinta Properties, Inc. 7%, 8/15/12                     75          77,438
                                                                    ------------

INDUSTRIAL MACHINERY--0.6%
   ITW CUPIDS Financing Trust I 144A 6.55%,
     12/31/11(d)(e)                                        2,000       2,144,450
                                                                    ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.1%
   Qwest Corp. 8.875%, 3/15/12                               325         356,688
                                                                    ------------

MOVIES & ENTERTAINMENT--0.1%
   Time Warner, Inc. 6.875%, 5/1/12                          415         453,548
                                                                    ------------

MULTI-UTILITIES--0.3%
   Dominion Resources, Inc. 5%, 3/15/13                      175         172,560
   NiSource Finance Corp. 5.45%, 9/15/20                     930         909,716
                                                                    ------------
                                                                       1,082,276
                                                                    ------------

OIL & GAS DRILLING--0.1%
   Diamond Offshore Drilling, Inc. 144A 4.875%,
     7/1/15(d)                                               420         410,254
                                                                    ------------

OIl & GAS STORAGE & TRANSPORTATION--0.1%
   AmeriGas Partners LP 144A 7.25%, 5/20/15(d)               500         525,000
                                                                    ------------

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.2%
   Bosphorus Financial Services Ltd. 144A
     5.59%, 2/15/12(d)(f)                              $     400    $    388,046
   JPMorgan Chase & Co. 5.125%, 9/15/14                      500         498,743
                                                                    ------------
                                                                         886,789
                                                                    ------------

REGIONAL BANKS--0.3%
   Zions Bancorp 5.65%, 5/15/14                            1,000       1,030,081
                                                                    ------------

REITS--0.7%
   Colonial Properties Trust 6.25%, 6/15/14                1,500       1,552,607
   iStar Financial, Inc. 5.375%, 4/15/10                     975         976,039
                                                                    ------------
                                                                       2,528,646
                                                                    ------------

TOBACCO--0.2%
   Reynolds (R.J.) Tobacco Holdings, Inc. 144A
     7.30%, 7/15/15(d)                                       600         616,500
                                                                    ------------

TRADING COMPANIES & DISTRIBUTORS--0.4%
   Hughes Supply, Inc. 5.50%, 10/15/14                       950         928,215
   United Rentals North America, Inc. 6.50%,
     2/15/12                                                 500         485,000
                                                                    ------------
                                                                       1,413,215
                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
   Nextel Communications, Inc. Series E 6.875%,
     10/31/13                                                750         796,090
                                                                    ------------
TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $25,451,971)                                      25,541,192
                                                                    ------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--9.4%
   Asset Backed Funding Corp. Net Interest
     Margin Trust 04-HE1, N1 144A 4.45%,
     7/26/34(d)                                              233         232,576
   Countrywide Home Loan Mortgage Pass-Through
     Trust 04-12, 12A1 4.845%, 8/25/34(f)                    990         982,948
   Countrywide Home Loan Mortgage Pass-Through
     Trust 04-13, 1A1 5.50%, 8/25/34                       1,034       1,034,534
   Countrywide Home Loan Mortgage Pass-Through
     Trust 05-HYB6, 2A2 5.331%, 10/20/35(f)                  299         299,014
   Crown Castle Towers LLC 05-1A, AFX 144A
     4.643%, 6/15/35(d)                                      800         787,555
   CS First Boston Mortgage Securities Corp.
     97-C2 B 6.72%, 1/17/35                                2,000       2,080,699

                     See Notes to Schedules of Investments

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                       PAR
                                                      VALUE
                                                      (000)             VALUE
                                                    ---------       ------------
   CS First Boston Mortgage Securities Corp.
     97-C2, A3 6.55%, 1/17/35                       $    2,200      $  2,272,374
   DLJ Commercial Mortgage Corp. 98-CF2, A1B
     6.24%, 11/12/31                                     2,960         3,081,707
   First Horizon Mortgage Pass-Through Trust
     05-AR1, 2A1 5.036%, 4/25/35(f)                      1,150         1,146,489
   GMAC Commercial Mortgage Securities, Inc.
     97-C2, A3 6.566%, 4/15/29                             941           970,909
   GS Mortgage Securities Corp. II 05-GG4, AJ
     4.782%, 7/10/39                                     1,640         1,599,540
   GS Mortgage Securities Corp. II 99-C1, A2
     6.11%, 11/18/30(f)                                  3,742         3,861,738
   Homestar Net Interest Margin Trust 04-3, A1
     144A 5.50%, 7/25/34(d)                                104           104,198
   JPMorgan Chase Commercial Mortgage
     Securities Corp. 01-CIBC, A3 6.26%, 3/15/33         2,560         2,722,443
   JPMorgan Mortgage Trust 05-S2, 2A15 6%,
     9/25/35                                             1,890         1,935,373
   Lehman Brothers Commercial Conduit Mortgage
     Trust 99-C2, A2 7.325%, 10/15/32                    1,840         1,991,969
   Master Resecuritization Trust 05-1 144A 5%,
     10/28/34(d)                                           614           597,486
   Residential Asset Mortgage Products, Inc.
     03-RS6, AI3 3.08%, 12/25/28                           875           869,025
   Residential Funding Mortgage Securities I
     05-SA1, 2A 4.911%, 3/25/35(f)                       1,190         1,182,642
   Structured Asset Securities Corp. 03-32, 1A1
     5.351%, 11/25/33(f)                                   750           748,645
   Structured Asset Securities Corp. 05-6, 4A1
     5%, 5/25/35                                         1,480         1,442,540
   Wells Fargo Mortgage Backed Securities Trust
     03-4, A18 5.50%, 6/25/33                              400           400,738
   Wells Fargo Mortgage Backed Securities Trust
     04-EE, 2A3 3.989%, 1/25/35(f)                         749           729,628
   Wells Fargo Mortgage Backed Securities Trust
     05-5, 1A1 5%, 5/25/20                                 753           748,524
   Wells Fargo Mortgage Backed Securities Trust
     05-AR10, 2A16 4.111%, 6/25/35(f)                    1,000           978,750

                                                       PAR
                                                      VALUE
                                                      (000)             VALUE
                                                    ---------       ------------

   Wells Fargo Mortgage Backed Securities Trust
     05-AR4, 2A1 4.541%, 4/25/35(f)                 $    1,824      $  1,808,082
                                                                    ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $34,128,635)                                      34,610,126
                                                                    ------------

FOREIGN GOVERNMENT SECURITIES--1.5%

AUSTRALIA--0.3%
   Commonwealth of Australia Series 1106 6.75%,
     11/15/06                                            1,590(h)      1,230,900
                                                                    ------------

BRAZIL--0.2%
   Federative Republic of Brazil 9.25%, 10/22/10           400           450,600
   Federative Republic of Brazil 8.875%,
     10/14/19                                              200           217,700
                                                                    ------------
                                                                         668,300
                                                                    ------------

NEW ZEALAND--0.2%
   Commonwealth of New Zealand Series 206
     6.50%, 2/15/06                                      1,100(g)        760,641
                                                                    ------------

PANAMA--0.2%
   Republic of Panama 7.25%, 3/15/15                       240           262,800
   Republic of Panama 9.375%, 1/16/23                      550           697,125
                                                                    ------------
                                                                         959,925
                                                                    ------------

PERU--0.1%
   Republic of Peru 8.75%, 11/21/33                        200           242,500
                                                                    ------------

PHILIPPINES--0.2%
   Republic of Philippines 8.375%, 2/15/11                 585           613,519
                                                                    ------------

RUSSIA--0.2%
   Russian Federation RegS 5%, 3/31/30(f)(i)               650           747,273
                                                                    ------------

TURKEY--0.1%
   Republic of Turkey 7.375%, 2/5/25                       375           376,406
                                                                    ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
   (Identified cost $5,457,047)                                        5,599,464
                                                                    ------------

FOREIGN CORPORATE BONDS(c)--3.6%

AUSTRALIA--0.5%
   St. George Bank Ltd. 144A 5.30%, 10/15/15(d)          1,000         1,018,677
   United Energy Distribution Holdings Property
     Ltd. 144A 5.45%, 4/15/16(d)                           500           515,426

                     See Notes to Schedules of Investments

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                         PAR
                                                        VALUE
                                                        (000)           VALUE
                                                      ----------    ------------

AUSTRALIA--(CONTINUED)
   Westfield Capital Corp. 144A 5.125%,
     11/15/14(d)                                      $      175    $    173,697
                                                                    ------------
                                                                       1,707,800
                                                                    ------------

BRAZIL--0.2%
   Petrobras International Finance Co. 9.125%,
     7/2/13                                                  500         585,000
                                                                    ------------

CANADA--0.0%
   Rogers Wireless Communications, Inc. 7.25%,
     12/15/12                                                150         159,375
                                                                    ------------

CHILE--0.2%
   Banco Santander Chile 144A 5.375%, 12/9/14(d)             300         301,421
   Petropower I Funding Trust 144A 7.36%,
     2/15/14(d)                                              536         515,055
                                                                    ------------
                                                                         816,476
                                                                    ------------

KAZAKHSTAN--0.4%
   Kazkommerts International BV 144A 7%,
     11/3/09(d)                                            1,250       1,298,437
                                                                    ------------

MALAYSIA--0.4%
   Malaysia International Shipping Corp.
     Capital Ltd. 144A 6.125%, 7/1/14(d)                     750         798,263
   Petronas Capital Ltd. RegS 7%, 5/22/12(i)                 750         839,750
                                                                    ------------
                                                                       1,638,013
                                                                    ------------

MEXICO--0.7%
   America Movil SA de CV 5.75%, 1/15/15                     925         928,205
   Pemex Project Funding Master Trust 9.125%,
     10/13/10                                                500         585,000
   Pemex Project Funding Master Trust 8%,
     11/15/11                                                450         512,325
   Pemex Project Funding Master Trust 144A
     5.75%, 12/15/15(d)                                      400         396,000
                                                                    ------------
                                                                       2,421,530
                                                                    ------------

NETHERLANDS--0.2%
   Coca-Cola HBC Finance BV 5.125%, 9/17/13                  750         757,134
                                                                    ------------

NORWAY--0.1%
   Norske Skogindustrier ASA 144A 6.125%,
     10/15/15(d)                                             500         496,189
                                                                    ------------

                                                         PAR
                                                        VALUE
                                                        (000)           VALUE
                                                      ----------    ------------

SINGAPORE--0.1%
   DBS Bank Ltd. 144A 5%, 11/15/19(d)(f)              $      525    $    519,001
                                                                    ------------

SOUTH KOREA--0.2%
   Korea Development Bank 5.50%, 11/13/12                    800         822,282
                                                                    ------------

UNITED KINGDOM--0.3%
   HBOS plc 144A 5.375%, 11/29/49(d)(f)                    1,000       1,006,926
                                                                    ------------

UNITED STATES--0.3%
   Amvescap plc 5.375%, 12/15/14                           1,000         988,538
                                                                    ------------
TOTAL FOREIGN CORPORATE BONDS
   (Identified cost $12,976,224)                                      13,216,701
                                                                    ------------

                                                        SHARES
                                                      ----------

DOMESTIC COMMON STOCKS--55.5%

ADVERTISING--1.4%
   Harte-Hanks, Inc.                                     122,100       3,227,103
   Omnicom Group, Inc.                                    22,200       1,856,586
                                                                    ------------
                                                                       5,083,689
                                                                    ------------

AEROSPACE & DEFENSE--1.3%
   United Technologies Corp.                              93,500       4,847,040
                                                                    ------------

AIR FREIGHT & LOGISTICS--0.7%
   FedEx Corp.                                            28,900       2,518,057
                                                                    ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.1%
   Mellon Financial Corp.                                124,400       3,977,068
                                                                    ------------

BROADCASTING & CABLE TV--1.1%
   Comcast Corp. Special Class A(b)                      144,500       4,158,710
                                                                    ------------

CASINOS & GAMING--0.8%
   Harrah's Entertainment, Inc.                           42,874       2,794,956
                                                                    ------------

COMMUNICATIONS EQUIPMENT--1.5%
   Cisco Systems, Inc.(b)                                315,800       5,662,294
                                                                    ------------

COMPUTER HARDWARE--2.2%
   Dell, Inc.(b)                                          78,200       2,674,440
   International Business Machines Corp.                  66,900       5,366,718
                                                                    ------------
                                                                       8,041,158
                                                                    ------------

CONSTRUCTION & ENGINEERING--2.1%
   Jacobs Engineering Group, Inc.(b)                     116,800       7,872,320
                                                                    ------------

DIVERSIFIED BANKS--4.9%
   Bank of America Corp.                                 162,200       6,828,620
   Wachovia Corp.                                         99,400       4,730,446

                     See Notes to Schedules of Investments

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                        SHARES          VALUE
                                                      ----------    ------------

DIVERSIFIED BANKS--(CONTINUED)
   Wells Fargo & Co.                                     108,400    $  6,348,988
                                                                    ------------
                                                                      17,908,054
                                                                    ------------

DRUG RETAIL--1.5%
   CVS Corp.                                             195,800       5,680,158
                                                                    ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
   Emerson Electric Co.                                   37,100       2,663,780
                                                                    ------------

FOOTWEAR--0.5%
   NIKE, Inc. Class B                                     23,000       1,878,640
                                                                    ------------

HEALTH CARE EQUIPMENT--2.3%
   Beckman Coulter, Inc.                                  19,000       1,025,620
   Fisher Scientific International, Inc.(b)               79,000       4,901,950
   Thermo Electron Corp.(b)                               81,700       2,524,530
                                                                    ------------
                                                                       8,452,100
                                                                    ------------

HEALTH CARE FACILITIES--1.4%
   HCA, Inc.                                              78,200       3,747,344
   Manor Care, Inc.                                       34,900       1,340,509
                                                                    ------------
                                                                       5,087,853
                                                                    ------------

HEALTH CARE SERVICES--0.8%
   Express Scripts, Inc.(b)                               46,300       2,879,860
                                                                    ------------

HOUSEHOLD PRODUCTS--3.0%
   Colgate-Palmolive Co.                                  48,600       2,565,594
   Procter & Gamble Co. (The)                            119,800       7,123,308
   Spectrum Brands, Inc.(b)                               60,200       1,417,710
                                                                    ------------
                                                                      11,106,612
                                                                    ------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.8%
   Manpower, Inc.                                         94,600       4,199,294
   Robert Half International, Inc.                        66,900       2,380,971
                                                                    ------------
                                                                       6,580,265
                                                                    ------------

INDUSTRIAL CONGLOMERATES--2.9%
   General Electric Co.                                  318,500      10,723,895
                                                                    ------------

INTEGRATED OIL & Gas--1.9%
   Exxon Mobil Corp.                                     108,600       6,900,444
                                                                    ------------

INTEGRATED TELECOMMUNICATION SERVICES--1.3%
   SBC Communications, Inc.                               94,500       2,265,165
   Verizon Communications, Inc.                           81,000       2,647,890
                                                                    ------------
                                                                       4,913,055
                                                                    ------------

INTERNET SOFTWARE & SERVICES--0.7%
   WebEx Communications, Inc.(b)                         110,900       2,718,159
                                                                    ------------

                                                        SHARES          VALUE
                                                      ----------    ------------

INVESTMENT BANKING & BROKERAGE--0.9%
   Merrill Lynch & Co., Inc.                              56,300    $  3,454,005
                                                                    ------------

MANAGED HEALTH CARE--1.8%
   WellPoint, Inc.(b)                                     88,900       6,740,398
                                                                    ------------

MOVIES & ENTERTAINMENT--1.2%
   Walt Disney Co. (The)                                 180,500       4,355,465
                                                                    ------------

MULTI-UTILITIES & UNREGULATED POWER--1.1%
   PG&E Corp.                                            105,300       4,133,025
                                                                    ------------

OIL & GAS DRILLING--0.9%
   Patterson-UTI Energy, Inc.                             88,900       3,207,512
                                                                    ------------

OIL & GAS EXPLORATION & PRODUCTION--0.8%
   Anadarko Petroleum Corp.                               28,900       2,767,175
                                                                    ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
   Citigroup, Inc.                                        53,000       2,412,560
   JPMorgan Chase & Co.                                  152,200       5,164,146
                                                                    ------------
                                                                       7,576,706
                                                                    ------------

PACKAGED FOODS & MEATS--1.4%
   Dean Foods Co.(b)                                      36,300       1,410,618
   Heinz (H.J.) Co.                                       65,100       2,378,754
   Kellogg Co.                                            27,100       1,250,123
   TreeHouse Foods, Inc.(b)                                7,360         197,837
                                                                    ------------
                                                                       5,237,332
                                                                    ------------

PHARMACEUTICALS--2.4%
   Johnson & Johnson                                      94,000       5,948,320
   Pfizer, Inc.                                          111,800       2,791,646
                                                                    ------------
                                                                       8,739,966
                                                                    ------------

RAILROADS--1.1%
   Norfolk Southern Corp.                                 98,000       3,974,880
                                                                    ------------

RESTAURANTS--1.8%
   McDonald's Corp.                                      194,100       6,500,409
                                                                    ------------

SOFT DRINKS--1.4%
   Coca-Cola Co. (The)                                   118,600       5,122,334
                                                                    ------------

SYSTEMS SOFTWARE--1.7%
   Microsoft Corp.                                       242,200       6,231,806
                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES--1.0%
   Sprint Nextel Corp.                                   155,902       3,707,349
                                                                    ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $165,424,712)                                    204,196,529
                                                                    ------------

                     See Notes to Schedules of Investments

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                      SHARES        VALUE
                                                    ---------    ------------

FOREIGN COMMON STOCKS(c)--0.9%

APPLICATION SOFTWARE--0.6%
   Amdocs Ltd. (United States)(b)                      85,600    $  2,373,688
                                                                 ------------

Electronic Manufacturing Services--0.3%
   Flextronics International Ltd.(Singapore)(b)        81,500       1,047,275
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $3,575,946)                                     3,420,963
                                                                 ------------

EXCHANGE TRADED FUNDS--1.2%
   SPDR Trust Series I                                 36,500       4,490,960
                                                                 ------------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $4,646,136)                                     4,490,960
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--97.4%
   (Identified cost $318,734,800)                                 358,533,465
                                                                 ------------

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                    ---------    ------------
SHORT-TERM INVESTMENTS--2.3%

COMMERCIAL PAPER--2.3%
   Motiva Enterprises LLC 3.76%, 10/3/05              $ 2,665       2,664,443
   UBS Finance Delaware LLC 3.80%, 10/6/05              2,460       2,458,702
   Old Line Funding Corp. 3.75%, 10/7/05                2,235       2,233,603
   CAFCO LLC 3.66%, 10/26/05                            1,120       1,117,154
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $8,473,901)                                     8,473,902
                                                                 ------------

TOTAL INVESTMENTS--99.7%
   (Identified cost $327,208,701)                                 367,007,367(a)
   Other assets and liabilities, net--0.3%                          1,018,252
                                                                 ------------
NET ASSETS--100.0%                                               $368,025,619
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $44,007,293 and gross depreciation of $4,236,536 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $327,236,610.

(b)   Non-income producing.

(c) Foreign corporate bonds and foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $14,312,589 or 3.9% of net assets.

(e) Illiquid and restricted. At September 30, 2005, this security amounted to a value of $2,144,450 or 0.6% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(f) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(g)   Par value represents New Zealand Dollar.

(h)   Par value represents Australian Dollar.

(i) Regulation S Security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 & 904 of the Securities Act of 1933.

(j)   All or a portion segregated as collateral for forward currency contracts.

(k)   Escrowed to maturity.

                     See Notes to Schedules of Investments

                      PHOENIX-ENGEMANN VALUE EQUITY SERIES

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                  (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------    -----------
DOMESTIC COMMON STOCKS--95.2%

ADVERTISING--0.5%
   Omnicom Group, Inc.                                      7,400    $   618,862
                                                                     -----------

AEROSPACE & DEFENSE--2.1%
   United Technologies Corp.                               45,900      2,379,456
                                                                     -----------

AIR FREIGHT & LOGISTICS--1.0%
   FedEx Corp.                                             13,800      1,202,394
                                                                     -----------

ASSET MANAGEMENT & CUSTODY BANKS--1.9%
   Mellon Financial Corp.                                  69,600      2,225,112
                                                                     -----------

AUTOMOTIVE RETAIL--1.3%
   Pantry, Inc.(The)(b)                                    38,500      1,438,745
                                                                     -----------

BROADCASTING & CABLE TV--1.1%
   Comcast Corp. Special Class A(b)                        44,330      1,275,817
                                                                     -----------

COMMUNICATIONS EQUIPMENT--1.5%
   Cisco Systems, Inc.(b)                                  94,300      1,690,799
                                                                     -----------

COMPUTER HARDWARE--2.0%
   International Business Machines Corp.                   28,800      2,310,336
                                                                     -----------

CONSTRUCTION & ENGINEERING--6.0%
   Jacobs Engineering Group, Inc.(b)                       75,800      5,108,920
   URS Corp.(b)                                            42,700      1,724,653
                                                                     -----------
                                                                       6,833,573
                                                                     -----------

CONSUMER FINANCE--1.2%
   MBNA Corp.                                              55,800      1,374,912
                                                                     -----------

DIVERSIFIED BANKS--10.2%
   Bank of America Corp.                                  123,800      5,211,980
   Wachovia Corp.                                          73,100      3,478,829
   Wells Fargo & Co.                                       51,400      3,010,498
                                                                     -----------
                                                                      11,701,307
                                                                     -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.4%
   Adesa, Inc.                                             70,800      1,564,680
                                                                     -----------

DRUG RETAIL--2.6%
   CVS Corp.                                              104,400      3,028,644
                                                                     -----------

ELECTRIC UTILITIES--1.5%
   FPL Group, Inc.                                         35,500      1,689,800
                                                                     -----------

ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
   Emerson Electric Co.                                    19,800      1,421,640
                                                                     -----------

                                                         SHARES         VALUE
                                                       ----------    -----------

FOOTWEAR--0.9%
   NIKE, Inc. Class B                                      12,200    $   996,496
                                                                     -----------

HEALTH CARE EQUIPMENT--4.0%
   Beckman Coulter, Inc.                                   10,400        561,392
   Fisher Scientific International, Inc.(b)                42,200      2,618,510
   Thermo Electron Corp.(b)                                44,000      1,359,600
                                                                     -----------
                                                                       4,539,502
                                                                     -----------

HEALTH CARE FACILITIES--1.2%
   HCA, Inc.                                               27,700      1,327,384
                                                                     -----------

HOUSEHOLD PRODUCTS--3.9%
   Colgate-Palmolive Co.                                   31,400      1,657,606
   Procter & Gamble Co. (The)                              34,400      2,045,424
   Spectrum Brands, Inc.(b)                                31,600        744,180
                                                                     -----------
                                                                       4,447,210
                                                                     -----------

HUMAN RESOURCES & EMPLOYMENT SERVICES--2.5%
   Manpower, Inc.                                          64,300      2,854,277
                                                                     -----------

INDUSTRIAL CONGLOMERATES--5.3%
   General Electric Co.                                   180,700      6,084,169
                                                                     -----------

INTEGRATED OIL & GAS--7.3%
   Chevron Corp.                                           29,731      1,924,488
   Exxon Mobil Corp.                                      101,098      6,423,767
                                                                     -----------
                                                                       8,348,255
                                                                     -----------

INTEGRATED TELECOMMUNICATION SERVICES--3.9%
   SBC Communications, Inc.                                89,500      2,145,315
   Verizon Communications, Inc.                            70,100      2,291,569
                                                                     -----------
                                                                       4,436,884
                                                                     -----------

INVESTMENT BANKING & BROKERAGE--3.2%
   Merrill Lynch & Co., Inc.                               59,300      3,638,055
                                                                     -----------

LIFE & HEALTH INSURANCE--2.0%
   Prudential Financial, Inc.                              34,600      2,337,576
                                                                     -----------

MANAGED HEALTH CARE--2.1%
   WellPoint, Inc.(b)                                      32,000      2,426,240
                                                                     -----------

MOVIES & ENTERTAINMENT--1.2%
   Walt Disney Co. (The)                                   56,700      1,368,171
                                                                     -----------

MULTI-UTILITIES & UNREGULATED POWER--2.0%
   PG&E Corp.                                              59,700      2,343,225
                                                                     -----------

                     See Notes to Schedules of Investments

                      PHOENIX-ENGEMANN VALUE EQUITY SERIES

                                                   SHARES          VALUE
                                                 ----------    -------------

OIL & GAS DRILLING--1.4%
   Patterson-UTI Energy, Inc.                        45,900    $   1,656,072
                                                               -------------

OIL & GAS EQUIPMENT & SERVICES--0.8%
   Baker Hughes, Inc.                                15,900          948,912
                                                               -------------

OIL & GAS EXPLORATION & PRODUCTION--0.8%
   Anadarko Petroleum Corp.                           9,900          947,925
                                                               -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--4.4%
   Citigroup, Inc.                                   28,100        1,279,112
   JPMorgan Chase & Co.                             109,500        3,715,335
                                                               -------------
                                                                   4,994,447
                                                               -------------

PACKAGED FOODS & MEATS--1.1%
   Heinz (H.J.) Co.                                  34,400        1,256,976
                                                               -------------

PHARMACEUTICALS--1.0%
   Johnson & Johnson                                 18,700        1,183,336
                                                               -------------

PROPERTY & CASUALTY INSURANCE--1.2%
   St. Paul Travelers Cos., Inc. (The)               31,300        1,404,431
                                                               -------------

RAILROADS--0.7%
   Norfolk Southern Corp.                            18,700          758,472
                                                               -------------

REITS--4.5%
   American Financial Realty Trust                   39,900          566,580
   Digital Realty Trust, Inc.                       130,700        2,352,600
   GMH Communities Trust                            105,800        1,552,086
   HRPT Properties Trust                             53,000          657,730
                                                               -------------
                                                                   5,128,996
                                                               -------------

RESTAURANTS--3.1%
   McDonald's Corp.                                 106,500        3,566,685
                                                               -------------

SOFT DRINKS--1.2%
   Coca-Cola Co. (The)                               32,700        1,412,313
                                                               -------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $95,598,414)                                 109,162,086
                                                               -------------

FOREIGN COMMON STOCKS(C)--1.2%

APPLICATION SOFTWARE--0.8%
   Amdocs Ltd. (United States)(b)                    31,400          870,722
                                                               -------------

MARINE--0.4%
   Diana Shipping, Inc. (Greece)                     27,200          448,800
                                                               -------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,281,919)                                    1,319,522
                                                               -------------

EXCHANGE TRADED FUNDS--1.1%
   iShares Russell 1000 Value Index Fund             18,500    $   1,273,540
                                                               -------------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $1,265,633)                                    1,273,540
                                                               -------------
TOTAL LONG TERM INVESTMENTS--97.5%
   (Identified cost $98,145,966)                                 111,755,148
                                                               -------------

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                 ----------    -------------
SHORT-TERM INVESTMENTS--2.5%

COMMERCIAL PAPER--2.5%
   UBS Finance Delaware LLC 3.86%, 10/3/05       $    2,900        2,899,378
                                                               -------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $2,899,378)                                    2,899,378
                                                               -------------

TOTAL INVESTMENTS--100.0%
   (Identified cost $101,045,344)                                114,654,526(a)
   Other assets and liabilities, net--0.0%                           (35,286)
                                                               -------------
NET ASSETS--100.0%                                             $ 114,619,240
                                                               =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,397,440 and gross depreciation of $1,195,915 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $101,453,001.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

                       PHOENIX-GOODWIN MONEY MARKET SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

  FACE
  VALUE                                           INTEREST
  (000)                  DESCRIPTION                RATE     RESET DATE      VALUE
---------   ----------------------------------    --------   ----------    ---------
FEDERAL AGENCY SECURITIES--VARIABLE(B)--2.1%
$     94    SBA (Final Maturity 1/25/21)             4.00      10/1/05    $     94,480
     476    SBA (Final Maturity 10/25/22)            3.75      10/1/05         474,138
     771    SBA (Final Maturity 11/25/21)            3.88      10/1/05         770,492
     305    SBA (Final Maturity 2/25/23)             3.75      10/1/05         305,043
     280    SBA (Final Maturity 2/25/23)             3.75      10/1/05         279,545
     521    SBA (Final Maturity 3/25/24)             3.88      10/1/05         520,686
     129    SBA (Final Maturity 5/25/21)             3.75      10/1/05         128,487
     623    SBA (Final Maturity 9/25/23)             3.63      10/1/05         620,420
                                                                          ------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                                    3,193,291
                                                                          ------------

  FACE
  VALUE                                            INTEREST   MATURITY
  (000)                  DESCRIPTION                 RATE       DATE         VALUE
---------   ----------------------------------    --------   ----------    ---------
 COMMERCIAL PAPER--90.9%
    1,330   Motiva Enterprises LLC                    3.76      10/3/05      1,329,722
    1,500   Old Line Funding Corp.                    3.75      10/3/05      1,499,688
      830   Target Corp.                              3.86      10/3/05        829,822
    2,500   NetJets, Inc.                             3.57      10/4/05      2,499,256
    1,800   Ranger Funding Co. LLC                    3.63      10/4/05      1,799,456
    1,700   Old Line Funding Corp.                    3.58      10/5/05      1,699,324
    2,000   Alpine Securitization Corp.               3.75      10/6/05      1,998,958
    1,400   Cargill, Inc.                             3.77      10/6/05      1,399,267
    3,000   Clipper Receivables Co. LLC               3.75      10/6/05      2,998,437
    2,395   Goldman Sachs Group, Inc. (The)           3.75      10/7/05      2,393,503
    3,000   CIT Group, Inc.                           3.62     10/11/05      2,996,983
    2,000   CAFCO LLC                                 3.61     10/12/05      1,997,794
    2,100   General Electric Capital Corp.            3.60     10/12/05      2,097,690
    2,655   George Street Finance LLC                 3.70     10/12/05      2,651,998
    3,500   NetJets, Inc.                             3.59     10/12/05      3,496,161
    1,300   Golden Peanut Co. LLC                     3.60     10/13/05      1,298,440
    2,700   Alpine Securitization Corp.               3.67     10/14/05      2,696,422
    1,095   Preferred Receivables Funding Corp.       3.70     10/14/05      1,093,537
    2,000   General Electric Capital Corp.            3.62     10/17/05      1,996,782
    2,000   Govco, Inc.                               3.55     10/17/05      1,996,844
      760   Preferred Receivables Funding Corp.       3.71     10/17/05        758,747
    2,700   International Lease Finance Corp.         3.62     10/18/05      2,695,385
    1,900   ABN-AMRO NA Finance LLC                   3.62     10/19/05      1,896,561
    1,000   General Electric Capital Corp.            3.78     10/20/05        998,005
    2,195   Private Export Funding Corp.              3.57     10/20/05      2,190,864
    1,600   Clipper Receivables Co. LLC               3.70     10/21/05      1,596,711

                     See Notes to Schedules of Investments

                       PHOENIX-GOODWIN MONEY MARKET SERIES

  FACE
  VALUE                                            INTEREST   MATURITY
  (000)                  DESCRIPTION                 RATE       DATE         VALUE
---------   -----------------------------------   --------   ----------    ---------
$  1,300    Private Export Funding Corp.             3.59     10/21/05   $   1,297,407
   3,000    Gannett Co., Inc.                        3.75     10/24/05       2,992,813
   3,500    Gemini Securitization LLC                3.75     10/24/05       3,491,615
   2,200    George Street Finance LLC                3.78     10/25/05       2,194,456
   3,000    Preferred Receivables Funding Corp.      3.67     10/25/05       2,992,660
   2,000    Gemini Securitization LLC                3.77     10/27/05       1,994,554
   3,465    CAFCO LLC                                3.68     10/28/05       3,455,437
   3,205    Wells Fargo & Co.                        3.75     10/31/05       3,204,973
   1,500    Alpine Securitization Corp.              3.80      11/1/05       1,495,092
   2,700    Bank of America Corp.                    3.75      11/1/05       2,691,281
   2,500    Preferred Receivables Funding Corp.      3.76      11/2/05       2,491,644
   1,900    Danske Corp.                             3.65      11/8/05       1,892,680
   3,500    Ranger Funding Co. LLC                   3.81      11/8/05       3,485,924
   1,399    Toyota Motor Credit Corp.                3.79     11/14/05       1,392,520
   2,000    CAFCO LLC                                3.83     11/16/05       1,990,212
   3,500    Cargill, Inc.                            3.76     11/18/05       3,482,453
   2,735    Cargill, Inc.                            3.78     11/18/05       2,721,216
   3,000    Clipper Receivables Co. LLC              3.72     11/18/05       2,985,120
   1,000    Govco, Inc.                              3.85     11/18/05         994,867
   3,675    Procter & Gamble Co. (The)               3.75     11/21/05       3,655,477
   3,500    UBS Finance Delaware LLC                 3.68     11/21/05       3,481,753
   2,390    UBS Finance Delaware LLC                 3.72     11/23/05       2,376,911
   3,900    Bank of America Corp.                    3.74     11/29/05       3,876,095
   3,250    ABN-AMRO NA Finance LLC                  3.76     11/30/05       3,229,633
   1,200    UBS Finance Delaware LLC                 3.73     11/30/05       1,192,540
   2,500    Govco, Inc.                              3.74      12/1/05       2,484,157
   1,145    CIT Group, Inc.                          3.83      12/7/05       1,136,838
   2,400    Danske Corp.                             3.75     12/12/05       2,382,000
   2,800    George Street Finance LLC                3.78     12/12/05       2,778,832
   1,000    Procter & Gamble Co. (The)               3.88     12/20/05         991,378
   2,500    ABN-AMRO NA Finance LLC                  3.87     12/27/05       2,476,619
   2,500    Procter & Gamble Co. (The)               3.88     12/27/05       2,476,558
   3,500    Private Export Funding Corp.             3.92       1/5/06       3,463,413
   1,000    CIT Group, Inc.                          3.90      2/14/06         985,267
   2,000    CIT Group, Inc.                          3.92      2/16/06       1,969,947
   3,400    Danske Corp.                             4.07      3/27/06       3,331,963
                                                                         -------------
TOTAL COMMERCIAL PAPER                                                     140,442,662
                                                                         -------------

MEDIUM TERM NOTES--6.8%
   2,500    General Electric Capital Corp. (b)       4.01      3/29/06      2,501,245
     500    Wells Fargo & Co. (c)                    6.88       4/1/06        507,907
   2,500    Washington Mutual Finance Corp. (c)      6.25      5/15/06      2,531,611

                     See Notes to Schedules of Investments

                       PHOENIX-GOODWIN MONEY MARKET SERIES

  FACE
  VALUE                                            INTEREST   MATURITY
  (000)                  DESCRIPTION                 RATE       DATE         VALUE
---------   -----------------------------------   --------   ----------    ---------
$ 5,000     HSH Nordbank AG 144A (b) (d)             3.83      8/23/06   $   5,000,000
                                                                         -------------

TOTAL MEDIUM TERM NOTES                                                     10,540,763
                                                                         -------------

TOTAL INVESTMENTS--99.8%
     (Identified cost $154,176,716)                                        154,176,716(a)
     Other assets and liabilities, net--0.2%                                   265,665
                                                                         -------------
NET ASSETS--100.0%                                                       $ 154,442,381
                                                                         =============

(a) Federal Income Tax Information: At September 30, 2005, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.

(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(c)   The interest rate shown is the coupon rate.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $5,000,000 or 3.2% of net assets.

                     See Notes to Schedules of Investments

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------

AGENCY MORTGAGE-BACKED SECURITIES--10.0%
   FNMA 4.50%, 6/1/19                                  $   2,389    $  2,340,614
   FNMA 5%, '20-'35                                        7,436       7,357,483
   FNMA 5.50%, 4/1/34                                      2,666       2,666,269
   FNMA 6%, 5/1/34                                         1,063       1,080,808
   FNMA 5.50%, 6/1/34                                      2,897       2,897,108
   FNMA 6%, 8/1/34                                         1,464       1,488,788
   FNMA 5.50%, 1/1/35                                      2,407       2,407,512
   FNMA 5.50%, 2/1/35                                      1,357       1,356,992
   GNMA 6.50%, '23-'32                                     2,242       2,331,999
                                                                    ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $23,934,944)                                      23,927,573
                                                                    ------------

MUNICIPAL BONDS--2.5%

CALIFORNIA--1.2%
   Alameda Corridor Transportation Authority
     Revenue Taxable Series C 6.50%, 10/1/19
     (MBIA Insured)                                          750         842,865
   Alameda Corridor Transportation Authority
     Revenue Taxable Series C 6.60%, 10/1/29
     (MBIA Insured)                                        1,750       2,038,138
                                                                    ------------
                                                                       2,881,003
                                                                    ------------

FLORIDA--0.6%
   University of Miami Exchange Revenue Taxable
     Series A 7.65%, 4/1/20 (MBIA Insured)                 1,310       1,355,418
                                                                    ------------

ILLINOIS--0.6%
   Illinois Educational Facilities Authority -
     Loyola University Revenue Taxable Series C
     7.12%, 7/1/11 (AMBAC Insured)                         1,330       1,483,761
                                                                    ------------

SOUTH DAKOTA--0.1%
   South Dakota State Educational Enhancement
     Funding Corp. Revenue Taxable Series A
     6.72%, 6/1/25                                           311         307,711
                                                                    ------------
TOTAL MUNICIPAL BONDS
   (Identified cost $5,436,141)                                        6,027,893
                                                                    ------------

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------

ASSET-BACKED SECURITIES--0.4%
   Bombardier Capital Mortgage Securitization
     Corp. 99-A, A3 5.98%,
     1/15/18                                           $   1,173    $  1,082,421
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
   (Identified cost $1,139,939)                                        1,082,421
                                                                    ------------

DOMESTIC CORPORATE BONDS--44.6%

ADVERTISING--0.3%
   Lamar Media Corp. 144A 6.625%,
     8/15/15(b)                                              625         639,063
                                                                    ------------

AEROSPACE & DEFENSE--0.4%
   L-3 Communications Corp. 6.125%,
     1/15/14                                                 550         547,250
   L-3 Communications Corp. 144A 6.375%,
     10/15/15(b)                                             250         253,125
   Precision Castparts Corp. 5.60%, 12/15/13                 150         152,747
                                                                    ------------
                                                                         953,122
                                                                    ------------

AGRICULTURAL PRODUCTS--0.1%
   Bunge Ltd. Finance Corp. 4.375%, 12/15/08                 200         197,124
                                                                    ------------

AIR FREIGHT & LOGISTICS--0.1%
   Fedex Corp. 2.65%, 4/1/07                                 150         145,774
                                                                    ------------

AIRLINES--2.6%
   Continental Airlines, Inc. 01-1 6.703%,
     12/15/22                                              1,722       1,636,061
   Continental Airlines, Inc. 98-1 A 6.648%,
     3/15/19                                               1,002         968,434
   Delta Air Lines, Inc. 02-1, G-1 6.718%,
     7/2/24                                                2,415       2,445,204
   Delta Air Lines, Inc. 02-1, G-2 6.417%,
     1/2/14                                                  684         692,550
   Northwest Airlines, Inc. 00-1 8.072%, 4/1/21              565         573,916
                                                                    ------------
                                                                       6,316,165
                                                                    ------------

APPAREL RETAIL--0.0%
   Gap, Inc. (The) 6.90%, 9/15/07                             50          51,593
                                                                    ------------

                     See Notes to Schedules of Investments

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
   Bank of New York Co., Inc. (The) 3.625%,
     1/15/09                                           $     180    $    174,370
   Franklin Resources, Inc. 3.70%, 4/15/08                   125         122,095
                                                                    ------------
                                                                         296,465
                                                                    ------------

AUTOMOBILE MANUFACTURERS--0.6%
   DaimlerChrysler NA Holding Corp. 6.50%,
     11/15/13(e)                                             425         449,347
   Ford Motor Co. 7.45%, 7/16/31                           1,250         975,000
                                                                    ------------
                                                                       1,424,347
                                                                    ------------

BREWERS--0.0%
   Anheuser-Busch Cos., Inc. 5.95%, 1/15/33                   75          80,621
   Anheuser-Busch Cos., Inc. 6%, 11/1/41                      25          26,951
                                                                    ------------
                                                                         107,572
                                                                    ------------

BROADCASTING & CABLE TV--2.1%
   COX Communications, Inc. 5.45%, 12/15/14                  625         620,934
   DIRECTV Holdings LLC/DIRECTV Financing Co.,
     Inc. 144A 6.375%, 6/15/15(b)                          1,500       1,496,250
   Echostar DBS Corp. 5.75%, 10/1/08                       1,500       1,486,875
   Insight Midwest LP/Insight Capital, Inc.
     10.50%, 11/1/10                                         500         527,500
   Liberty Media Corp. 5.70%, 5/15/13                        750         686,263
   Univision Communications, Inc. 3.50%,
     10/15/07                                                 75          72,786
   Univision Communications, Inc. 3.875%,
     10/15/08                                                175         168,737
                                                                    ------------
                                                                       5,059,345
                                                                    ------------

CASINOS & GAMING--3.0%
   Argosy Gaming Co. 7%, 1/15/14                           1,000       1,114,390
   GTECH Holdings Corp. 4.75%, 10/15/10                    1,250       1,142,297
   Harrah's Operating Co., Inc. 5.50%, 7/1/10              1,500       1,514,169
   Harrah's Operating Co., Inc. 144A 5.625%,
     6/1/15(b)                                               875         864,991
   MGM MIRAGE 8.50%, 9/15/10                               1,050       1,147,125
   Mohegan Tribal Gaming Authority 6.125%,
     2/15/13                                                 500         500,000
   Penn National Gaming, Inc. 6.875%, 12/1/11                490         494,900

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------

CASINOS & GAMING--(CONTINUED)
   Scientific Games Corp. 6.25%, 12/15/12                 $  500    $    500,000
                                                                    ------------
                                                                       7,277,872
                                                                    ------------

CATALOG RETAIL--0.4%
   IAC/InterActiveCorp 7%, 1/15/13                           875         922,471
                                                                    ------------

COMMERCIAL PRINTING--0.0%
   Donnelley (R.R.) & Sons Co. 3.75%, 4/1/09                  75          71,893
                                                                    ------------

COMMUNICATIONS EQUIPMENT--1.1%
   Corning, Inc. 6.20%, 3/15/16                            1,250       1,288,212
   Lucent Technologies, Inc. 5.50%, 11/15/08               1,225       1,221,938
                                                                    ------------
                                                                       2,510,150
                                                                    ------------

COMPUTER HARDWARE--0.1%
   International Business Machines Corp.
     2.375%, 11/1/06                                         225         220,188
                                                                    ------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.2%
   Case Corp. 7.25%, 1/15/16                                 500         482,500
                                                                    ------------

CONSUMER FINANCE--3.6%
   Capital One Bank 5.75%, 9/15/10(e)                        125         129,145
   Caterpillar Financial Services Corp. 2.35%,
     9/15/06                                                 200         195,975
   Ford Motor Credit Co. 7.25%, 10/25/11                   2,175       2,064,475
   General Electric Capital Corp. 3.50%, 5/1/08              500         487,475
   General Electric Capital Corp. 6%, 6/15/12              1,870       1,990,477
   General Motors Acceptance Corp. 7.25%, 3/2/11           1,250       1,162,356
   General Motors Acceptance Corp. 6.875%,
     9/15/11                                                 943         858,777
   Household Finance Corp.  4.125%, 11/16/09                 275         267,811
   HSBC Finance Corp. 6.375%, 11/27/12                     1,000       1,074,540
   SLM Corp. 3.95%, 8/15/08                                  250         244,126
   SLM Corp. 4.65%, 1/31/14(c)                                50          49,744
                                                                    ------------
                                                                       8,524,901
                                                                    ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
   Convergys Corp. 4.875%, 12/15/09                        1,000         958,737

                     See Notes to Schedules of Investments

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------

DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
   Fiserv, Inc. 3%, 6/27/08                            $     150    $    142,390
                                                                    ------------
                                                                       1,101,127
                                                                    ------------

DIVERSIFIED CHEMICALS--0.6%
   Cabot Corp. 144A 5.25%, 9/1/13(b)                         750         741,165
   Huntsman LLC 10.849%, 7/15/11(c)                          500         535,625
   Nalco Co. 7.75%, 11/15/11                                  50          51,375
                                                                    ------------
                                                                       1,328,165
                                                                    ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.3%
   Adesa, Inc. 7.625%, 6/15/12                               500         502,500
   ARAMARK Services, Inc. 7%, 5/1/07                         145         149,325
   ARAMARK Services, Inc. 6.375%, 2/15/08                    110         113,463
   Cendant Corp. 6.25%, 1/15/08                              195         199,687
   Cendant Corp. 6.25%, 3/15/10                              175         180,801
   Cintas Corp. 6%, 6/1/12                                    50          53,185
   Mobile Mini, Inc. 9.50%, 7/1/13                         1,500       1,665,000
   PHH Corp. 6%, 3/1/08                                      175         178,003
                                                                    ------------
                                                                       3,041,964
                                                                    ------------

DIVERSIFIED METALS & MINING--0.5%
   Glencore Funding LLC 144A 6%, 4/15/14(b)                1,150       1,089,411
                                                                    ------------

ELECTRIC UTILITIES--2.3%
   Consumers Energy Co. Series J 6%, 2/15/14               1,250       1,316,324
   Entergy Gulf States, Inc. 3.60%, 6/1/08                 1,000         960,193
   MSW Energy Holdings LLC/MSW Energy Finance
     Co., Inc. 8.50%, 9/1/10                               1,000       1,077,500
   PPL Capital Funding Trust I Series A 4.33%,
     3/1/09                                                1,250       1,225,360
   Public Service Co. of Colorado Series A
     6.875%, 7/15/09                                          25          26,731
   Southern California Edison Co. 7.625%,
     1/15/10                                                 100         110,294
   Southern California Edison Co. 5%, 1/15/14                 50          50,037
   Southern California Edison Co. 6%, 1/15/34                100         106,686
   Southern California Edison Co. 5.75%, 4/1/35              125         128,625

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------

ELECTRIC UTILITIES--(CONTINUED)
   Southwestern Public Service Co. Series B
     5.125%, 11/1/06                                      $  425    $    426,962
                                                                    ------------
                                                                       5,428,712
                                                                    ------------

ELECTRONIC MANUFACTURING SERVICES--0.9%
   Jabil Circuit, Inc. 5.875%, 7/15/10                     1,500       1,536,480
   Sanmina-SCI Corp. 6.75%, 3/1/13                           750         716,250
                                                                    ------------
                                                                       2,252,730
                                                                    ------------

ENVIRONMENTAL & FACILITIES SERVICES--0.4%
   Allied Waste North America, Inc.
    6.125%, 2/15/14                                          500         470,000
   Waste Management, Inc. 7.375%, 8/1/10                     430         472,852
                                                                    ------------
                                                                         942,852
                                                                    ------------

FOREST PRODUCTS--0.5%
   Weyerhaeuser Co. 6.75%, 3/15/12                         1,200       1,296,664
                                                                    ------------

GAS UTILITIES--0.1%
   Panhandle Eastern Pipe Line Co. LP 4.80%,
     8/15/08                                                 100          99,786
   Panhandle Eastern Pipe Line Co. LP Series B
     2.75%, 3/15/07                                           75          72,893
   Southwest Gas Corp. 7.625%, 5/15/12                       140         157,838
                                                                    ------------
                                                                         330,517
                                                                    ------------

HEALTH CARE EQUIPMENT--0.6%
   Fisher Scientific International, Inc. 6.75%,
     8/15/14                                               1,300       1,368,250
                                                                    ------------

HEALTH CARE FACILITIES--0.9%
   HCA, Inc. 5.25%, 11/6/08                                  290         286,354
   HCA, Inc. 6.95%, 5/1/12                                    55          56,850
   HCA, Inc. 6.30%, 10/1/12                                  900         899,083
   IASIS Healthcare LLC/IASIS Capital Corp.
     8.75%, 6/15/14                                          500         521,250
   Manor Care, Inc. 6.25%, 5/1/13                            370         387,231
                                                                    ------------
                                                                       2,150,768
                                                                    ------------

HEALTH CARE SERVICES--0.4%
   DaVita, Inc. 6.625%, 3/15/13                              250         254,375
   Fresenius Medical Capital Trust IV 7.875%,
     6/15/11                                                  25          27,000
   LifeCare Holdings, Inc. 144A 9.25%,
     8/15/13(b)                                              750         648,750

                     See Notes to Schedules of Investments

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------

HEALTH CARE SERVICES--(CONTINUED)
   Quest Diagnostics, Inc. 7.50%, 7/12/11              $      35    $     39,091
                                                                    ------------
                                                                         969,216
                                                                    ------------

HOMEBUILDING--0.7%
   K. Hovnanian Enterprises, Inc. 6.50%, 1/15/14              75          72,547
   K. Hovnanian Enterprises, Inc. 6.375%,
     12/15/14                                              1,000         956,001
   KB Home 6.375%, 8/15/11                                   500         503,683
   Toll Brothers Finance Corp. 6.875%, 11/15/12               75          80,557
                                                                    ------------
                                                                       1,612,788
                                                                    ------------

HOTELS, RESORTS & CRUISE LINES--1.1%
   La Quinta Properties, Inc. 7%, 8/15/12                    600         619,500
   Marriott International, Inc. 4.625%, 6/15/12              500         483,163
   Royal Caribbean Cruises Ltd. 6.875%, 12/1/13            1,250       1,303,125
   Starwood Hotels and Resorts Worldwide, Inc.
     6.75%, 11/15/05                                         300         301,875
                                                                    ------------
                                                                       2,707,663
                                                                    ------------

HOUSEHOLD PRODUCTS--0.1%
   Procter & Gamble Co. (The) 4.75%, 6/15/07                 195         195,830
                                                                    ------------

HOUSEWARES & SPECIALTIES--0.0%
   Newell Rubbermaid, Inc. 4%, 5/1/10                         50          47,526
                                                                    ------------

HYPERMARKETS & SUPER CENTERS--0.1%
   Wal-Mart Stores, Inc. 6.875%, 8/10/09                     250         269,263
                                                                    ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
   AES Corp. (The) 144A 8.75%, 5/15/13(b)                    750         825,000
                                                                    ------------

INDUSTRIAL MACHINERY--0.1%
   Kennametal, Inc. 7.20%, 6/15/12                           225         246,046
                                                                    ------------

INTEGRATED OIL & GAS--0.1%
   ChevronTexaco Capital Co. 3.50%, 9/17/07                  260         255,399
   Occidental Petroleum Corp. 4.25%, 3/15/10                  80          78,438
                                                                    ------------
                                                                         333,837
                                                                    ------------

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------

INTEGRATED TELECOMMUNICATION SERVICES--2.9%
   Cincinnati Bell, Inc. 7%, 2/15/15                   $   1,000    $    970,000
   Citizens Communications Co. 9.25%, 5/15/11                500         551,250
   MCI, Inc. 7.688%, 5/1/09                                1,225       1,274,000
   Qwest Corp. 8.875%, 3/15/12                             1,250       1,371,875
   Verizon Global Funding Corp. 6.875%, 6/15/12            2,500       2,757,987
                                                                    ------------
                                                                       6,925,112
                                                                    ------------

INVESTMENT BANKING & BROKERAGE--0.3%
   Jefferies Group, Inc. 5.50%, 3/15/16                      225         220,872
   Morgan Stanley 4.75%, 4/1/14                              570         549,916
                                                                    ------------
                                                                         770,788
                                                                    ------------

LIFE & HEALTH INSURANCE--0.5%
   Americo Life, Inc. 144A 7.875%, 5/1/13(b)                 200         207,817
   New York Life Insurance Co. 144A 5.875%,
     5/15/33(b)                                              100         103,998
   Protective Life Secured Trust 5.14%,
     5/10/10(c)                                              750         737,542
   StanCorp Financial Group, Inc. 6.875%,
     10/1/12                                                 225         242,739
                                                                    ------------
                                                                       1,292,096
                                                                    ------------

MANAGED HEALTH CARE--0.5%
   Coventry Health Care, Inc. 8.125%, 2/15/12                500         542,500
   UnitedHealth Group, Inc. 5.20%, 1/17/07                   130         130,699
   UnitedHealth Group, Inc. 3.30%, 1/30/08                   220         213,797
   UnitedHealth Group, Inc. 4.875%, 4/1/13                   125         124,766
   WellPoint, Inc. 6.375%, 6/15/06                           260         263,312
                                                                    ------------
                                                                       1,275,074
                                                                    ------------

METAL & GLASS CONTAINERS--0.8%
   Ball Corp. 6.875%, 12/15/12                             1,690       1,732,250
   Owens-Brockway Glass Container, Inc. 8.875%,
     2/15/09                                                 140         147,700
   Owens-Brockway Glass Container, Inc. 7.75%,
     5/15/11                                                  50          52,250
                                                                    ------------
                                                                       1,932,200
                                                                    ------------

MOTORCYCLE MANUFACTURERS--0.0%
   Harley-Davidson, Inc. 144A 3.625%,
     12/15/08(b)                                             100          96,946
                                                                    ------------

                     See Notes to Schedules of Investments

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------

MOVIES & ENTERTAINMENT--0.1%
   Time Warner, Inc. 6.875%, 5/1/12                   $      275    $    300,544
                                                                    ------------

MULTI-LINE INSURANCE--0.5%
   Assurant, Inc. 5.625%, 2/15/14                            575         583,613
   Assurant, Inc. 6.75%, 2/15/34                              75          80,679
   Farmers Insurance Exchange 144A 8.625%,
     5/1/24(b)                                                75          89,585
   Liberty Mutual Group 144A 5.75%, 3/15/14(b)               200         195,425
   Liberty Mutual Group 144A 7%, 3/15/34(b)                  150         148,349
   Liberty Mutual Insurance 144A 8.50%,
     5/15/25(b)                                               25          29,351
                                                                    ------------
                                                                       1,127,002
                                                                    ------------

MULTI-UTILITIES--0.5%
   AmerenEnergy Generating Co. Series F 7.95%,
     6/1/32                                                   40          51,468
   CMS Energy Corp. 7.75%, 8/1/10                            100         108,000
   CMS Energy Corp. 7.50%, 1/15/09                           125         131,563
   Dominion Resources, Inc. Series D 5.125%,
     12/15/09                                                100         100,859
   MidAmerican Energy Holdings Co. 3.50%,
     5/15/08                                                 200         193,165
   Northern States Power Co. 2.875%, 8/1/06                   35          34,563
   Pacific Gas & Electric Co. 3.60%, 3/1/09                  500         482,952
   Xcel Energy, Inc. 3.40%, 7/1/08                           140         135,091
                                                                    ------------
                                                                       1,237,661
                                                                    ------------

OIL & GAS EQUIPMENT & SERVICES--0.5%
   Cooper Cameron Corp. 2.65%, 4/15/07                       100          96,654
   Halliburton Co. 5.50%, 10/15/10                           650         671,226
   Hornbeck Offshore Services, Inc. Series B
     6.125%, 12/1/14                                         400         399,000
                                                                    ------------
                                                                       1,166,880
                                                                    ------------

OIL & GAS EXPLORATION & PRODUCTION--1.7%
   Anadarko Petroleum Corp. 3.25%, 5/1/08                    345         333,268
   Chesapeake Energy Corp. 6.875%, 1/15/16                 1,125       1,158,750
   Denbury Resources, Inc. 7.50%, 4/1/13                     400         422,000
   Devon Energy Corp. 2.75%, 8/1/06                          175         172,106
   Pioneer Natural Resources Co. 5.875%, 7/15/16           1,000         983,855

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------

OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
   Pogo Producing Co. 144A 6.875%, 10/1/17(b)          $     500    $    509,375
   Swift Energy Co. 7.625%, 7/15/11                          500         517,500
                                                                    ------------
                                                                       4,096,854
                                                                    ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.7%
   Kern River Funding Corp. 144A 4.893%,
     4/30/18(b)                                               90          88,543
   Plains All American Pipeline LP/PAA Finance
     Corp. 5.625%, 12/15/13                                  150         152,347
   Premcor Refining Group, Inc. (The) 9.25%,
     2/1/10                                                  750         819,375
   Tesoro Corp. 8%, 4/15/08                                  500         523,750
                                                                    ------------
                                                                       1,584,015
                                                                    ------------

OIL & GAS STORAGE & TRANSPORTATION--1.2%
   AmeriGas Partners LP 144A 7.25%, 5/20/15(b)               500         525,000
   Buckeye Partners LP 5.125%, 7/1/17                      1,250       1,206,597
   Kaneb Pipe Line Operating Partnership LP
     5.875%, 6/1/13                                          125         129,041
   Suburban Propane Partners LP/Suburban
     Energy Finance Corp. 6.875%, 12/15/13                   500         457,500
   Williams Cos., Inc. (The) 7.125%, 9/1/11                  500         526,250
                                                                    ------------
                                                                       2,844,388
                                                                    ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
   American Real Estate Partners LP/American
     Real Estate Finance Corp. 8.125%, 6/1/12              1,000       1,055,000
   Citigroup, Inc. 4.875%, 5/7/15                            175         172,297
   OneAmerica Financial Partners, Inc. 144A 7%,
     10/15/33(b)                                             175         196,790
                                                                    ------------
                                                                       1,424,087
                                                                    ------------

PACKAGED FOODS & MEATS--1.1%
   Dean Foods Co. 6.625%, 5/15/09                            500         517,500
   Dean Foods Co. 6.90%, 10/15/17                             50          51,750
   Kellogg Co. 2.875%, 6/1/08                                400         381,675
   Kellogg Co. Series B 6.60%, 4/1/11                         75          81,258
   Pilgrim's Pride Corp. 9.25%, 11/15/13                   1,500       1,657,500
                                                                    ------------
                                                                       2,689,683
                                                                    ------------

                     See Notes to Schedules of Investments

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------

PAPER PACKAGING--0.1%
   Sealed Air Corp. 144A 5.375%, 4/15/08(b)            $     250    $    251,224
                                                                    ------------

PAPER PRODUCTS--0.4%
   Solo Cup Co. 8.50%, 2/15/14                             1,145       1,019,050
                                                                    ------------

PERSONAL PRODUCTS--0.1%
   Gillette Co. (The) 4.125%, 8/30/07                        125         123,926
                                                                    ------------

PROPERTY & CASUALTY INSURANCE--0.4%
   Berkley (W.R.) Corp. 5.875%, 2/15/13                       75          76,174
   Berkshire Hathaway Finance Corp. 4.625%,
     10/15/13                                                100          98,124
   Fund American Cos., Inc. 5.875%, 5/15/13                  175         175,031
   Kingsway America, Inc. 7.50%, 2/1/14                      125         129,431
   Markel Corp. 6.80%, 2/15/13                               175         185,048
   NYMAGIC, Inc. 6.50%, 3/15/14                              150         144,762
   Progressive Corp. (The) 6.25%, 12/1/32                     75          80,856
                                                                    ------------
                                                                         889,426
                                                                    ------------

PUBLISHING & PRINTING--0.1%
   Dex Media East LLC/Dex Media East Finance
     Co. 9.875%, 11/15/09                                     25          27,312
   Dex Media, Inc. 8%, 11/15/13                               50          51,625
   News America, Inc. 6.625%, 1/9/08                         250         259,781
                                                                    ------------
                                                                         338,718
                                                                    ------------

REGIONAL BANKS--0.2%
   Citizens Banking Corp. 5.75%, 2/1/13                       25          25,968
   Hudson United Bank 7%, 5/15/12                             80          88,217
   Zions Bancorp. 2.70%, 5/1/06                              125         123,737
   Zions Bancorp. 6%, 9/15/15                                125         132,704
                                                                    ------------
                                                                         370,626
                                                                    ------------

REITS--1.8%
   Centerpoint Properties Trust 5.25%, 7/15/11               500         500,900
   Health Care REIT, Inc. 5.875%, 5/15/15                  1,775       1,761,228
   Host Marriott LP Series O 6.375%, 3/15/15                 325         316,875
   iStar Financial, Inc. 5.375%, 4/15/10                   1,000       1,001,066
   iStar Financial, Inc. Series B 5.125%, 4/1/11              75          73,961
   Mack-Cali Realty LP 5.125%, 2/15/14                       700         689,548
                                                                    ------------
                                                                       4,343,578
                                                                    ------------

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------

RESTAURANTS--0.0%
   Dominos, Inc. 8.25%, 7/1/11                         $      30    $     31,650
                                                                    ------------

SOFT DRINKS--0.1%
   Coca-Cola Enterprises, Inc. 7.125%, 8/1/17                133         155,644
                                                                    ------------

SPECIALIZED CONSUMER SERVICES--0.7%
   Service Corporation International 6%,
     12/15/05                                                 39          39,195
   Service Corporation International 7.70%,
     4/15/09                                                 750         791,250
   Stewart Enterprises, Inc. 144A 6.25%,
     2/15/13(b)                                            1,000         955,000
                                                                    ------------
                                                                       1,785,445
                                                                    ------------

SPECIALTY CHEMICALS--0.4%
   Crompton Corp. 9.875%, 8/1/12                             750         857,813
                                                                    ------------

SPECIALTY STORES--0.4%
   Office Depot, Inc. 6.25%, 8/15/13                       1,000       1,030,944
                                                                    ------------

THRIFTS & MORTGAGE FINANCE--0.1%
   Chevy Chase Bank FSB 6.875%, 12/1/13                       75          77,438
   Sovereign Capital Trust 9%, 4/1/27                         35          37,862
                                                                    ------------
                                                                         115,300
                                                                    ------------

TOBACCO--0.3%
   Reynolds (R.J.) Tobacco Holdings, Inc. 144A
     7.30%, 7/15/15(b)                                       750         770,625
                                                                    ------------

TRADING COMPANIES & DISTRIBUTORS--0.5%
   United Rentals North America, Inc. 6.50%,
     2/15/12                                               1,250       1,212,500
                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES--0.9%
   Nextel Communications, Inc. Series E 6.875%,
     10/31/13                                              2,000       2,122,906
                                                                    ------------
TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $106,787,319)                                    106,921,579
                                                                    ------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--10.5%
   Adjustable Rate Mortgage Trust 05-3, 2A1
     4.721%, 7/25/35(c)                                    1,811       1,799,728
   Argent Net Interest Margin Trust 04-WN9 A
     144A 5.19%, 10/25/34(b)                                 204         204,132

                     See Notes to Schedules of Investments

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------

   Asset Backed Funding Corp. Net Interest
     Margin Trust 04-HE1, N1 144A 4.45%,
     7/26/34(b)                                         $  383      $    383,065
   Bear Stearns Structured Products, Inc.
     04-15, A2 P.O. 144A 0%, 11/27/34(b)                   819           725,764
   Countrywide Home Loan Mortgage Pass-Through
     Trust 04-12, 12A1 4.828%, 8/25/34(c)                2,443         2,424,606
   Countrywide Home Loan Mortgage Pass-Through
     Trust 04-13, 1A1 5.50%, 8/25/34                     1,551         1,551,801
   Countrywide Partnership Trust Net Interest
     Margin 04-EC1N 144A 5%, 9/25/35(b)                    323           321,332
   DLJ Commercial Mortgage Corp. 98-CF2, A1B
     6.24%, 11/12/31                                       365           380,008
   Finance America Net Interest Margin Trust
     04-1 A 144A 5.25%, 6/27/34(b)                         329           328,452
   First Franklin Net Interest Margin Trust
     04-FF7A A 144A 5%, 9/27/34(b)                         143           142,636
   First Franklin Net Interest Margin Trust
     04-FF7A B 144A 6.75%, 9/27/34(b)                      481           478,288
   First Horizon Mortgage Pass-Through Trust
     04-AR4, 2A1 4.424%, 8/25/34(c)                      3,126         3,080,897
   First Horizon Mortgage Pass-Through Trust
     05-AR1, 2A1 5.036%, 4/25/35(c)                      1,593         1,587,447
   GMAC Commercial Mortgage Securities, Inc.
     97-C2, A3 6.566%, 4/15/29                             753           776,727
   GS Mortgage Securities Corp. II 99-C1, A2
     6.11%, 11/18/30(c)                                    561           579,261
   Homestar Net Interest Margin Trust 04-3, A1
     144A 5.50%, 7/25/34(b)                                186           186,068
   Lehman Brothers Commercial Conduit Mortgage
     Trust 99-C2, A2 7.325%, 10/15/32                    2,100         2,273,443
   Master Resecuritization Trust 04-3 144A 5%,
     3/28/34(b)                                            753           725,460
   Master Resecuritization Trust 05-1 144A 5%,
     10/28/34(b)                                           921           896,229
   Morgan Stanley Capital I 98-WF2, C 6.77%,
     7/15/30                                             1,700         1,783,815
   Structured Asset Securities Corp. 03-32, 1A1
     5.31%, 11/25/33(c)                                  1,131         1,128,639
   Structured Asset Securities Corp. 05-1, 6A1
     6%, 2/25/35                                         2,251         2,269,042

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                       ---------    ------------

   Wells Fargo Mortgage Backed Securities Trust
     05-5, 1A1 5%, 5/25/20                              $1,205      $  1,198,586
                                                                    ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $25,132,863)                                      25,225,426
                                                                    ------------

FOREIGN GOVERNMENT SECURITIES--19.0%

ARGENTINA--0.7%
   Republic of Argentina PIK Interest
     Capitalization 3.97%, 12/31/33                      1,599         1,653,448
                                                                    ------------

AUSTRALIA--1.5%
   Commonwealth of Australia Series 1106 6.75%,
     11/15/06                                            4,525(j)      3,503,033
                                                                    ------------

BRAZIL--2.7%
   Federative Republic of Brazil 10.50%, 7/14/14           900         1,091,700
   Federative Republic of Brazil 7.875%, 3/7/15          1,000         1,040,000
   Federative Republic of Brazil 12.50%, 1/5/16          2,759(k)      1,192,573
   Federative Republic of Brazil 11%, 8/17/40            2,625         3,221,531
                                                                    ------------
                                                                       6,545,804
                                                                    ------------

BULGARIA--0.5%
   Republic of Bulgaria RegS 8.25%, 1/15/15(f)           1,000         1,232,500
                                                                    ------------

COLOMBIA--0.7%
   Republic of Colombia 10%, 1/23/12                       500           605,000
   Republic of Colombia 8.25%, 12/22/14                  1,000         1,125,500
                                                                    ------------
                                                                       1,730,500
                                                                    ------------

EL SALVADOR--0.2%
   Republic of El Salvador 144A 7.625%,
     9/21/34(b)                                            400           444,000
                                                                    ------------

GUATEMALA--0.3%
   Republic of Guatemala 144A 8.125%, 10/6/34(b)           675           759,375
                                                                    ------------

INDONESIA--0.2%
   Republic of Indonesia 144A 6.75%, 3/10/14(b)            500           493,750
                                                                    ------------

MEXICO--0.5%
   United Mexican States 4.625%, 10/8/08                    50            49,750

                     See Notes to Schedules of Investments

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                        PAR
                                                       VALUE
                                                       (000)            VALUE
                                                     ---------      ------------

MEXICO--(CONTINUED)
   United Mexican States 7.50%, 1/14/12              $    650       $    729,300
   United Mexican States 6.625%, 3/3/15                   500            543,250
                                                                    ------------
                                                                       1,322,300
                                                                    ------------

NEW ZEALAND--1.0%
   Commonwealth of New Zealand Series 206
     6.50%, 2/15/06                                     3,340(i)       2,309,584
                                                                    ------------

PANAMA--0.4%
   Republic of Panama 9.375%, 1/16/23                     750            950,625
                                                                    ------------

PERU--0.6%
   Republic of Peru 8.375%, 5/3/16                        500            587,500
   Republic of Peru 7.35%, 7/21/25                        325            346,125
   Republic of Peru 8.75%, 11/21/33                       500            606,250
                                                                    ------------
                                                                       1,539,875
                                                                    ------------

PHILIPPINES--1.2%
   Republic of Philippines 8%, 1/15/16                    500            504,375
   Republic of Philippines 10.625%, 3/16/25             1,500          1,758,750
   Republic of Philippines 9.50%, 2/2/30                  500            535,000
                                                                    ------------
                                                                       2,798,125
                                                                    ------------

RUSSIA--3.5%
   Russian Federation 144A 5%, 3/31/30(b)(c)            5,250          6,024,375
   Russian Federation RegS 5%, 3/31/30(c)(f)            2,000          2,299,300
                                                                    ------------
                                                                       8,323,675
                                                                    ------------

TURKEY--1.7%
   Republic of Turkey 10.50%, 1/13/08                     500            558,750
   Republic of Turkey 11.50%, 1/23/12                   1,150          1,477,750
   Republic of Turkey 7%, 6/5/20                          500            495,625
   Republic of Turkey 7.375%, 2/5/25                    1,575          1,580,906
                                                                    ------------
                                                                       4,113,031
                                                                    ------------

VENEZUELA--3.3%
   Republic of Venezuela 9.25%, 9/15/27                 3,950          4,682,725
   Republic of Venezuela RegS 5.375%, 8/7/10(f)         3,300          3,222,450
                                                                    ------------
                                                                       7,905,175
                                                                    ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
   (Identified cost $43,130,570)                                      45,624,800
                                                                    ------------

                                                        PAR
                                                       VALUE
                                                       (000)            VALUE
                                                     ---------      ------------

FOREIGN CORPORATE BONDS(D)--10.7%

AUSTRALIA--0.8%
   Commonwealth Bank of Australia TCD 6.75%,
     12/1/07                                            2,500(j)    $  1,952,137
                                                                    ------------

CANADA--2.1%
   Cascades, Inc. 7.25%, 2/15/13                     $    750            733,125
   CHC Helicopter Corp. 7.375%, 5/1/14                    685            705,550
   Domtar, Inc. 7.125%, 8/1/15                            500            460,936
   Jean Coutu Group (PJC), Inc. (The) 8.50%,
     8/1/14                                               500            500,000
   Norske Skog Canada Ltd. 7.375%, 3/1/14                 715            682,825
   Rogers Cable, Inc.  7.875%, 5/1/12                   1,000          1,062,500
   Rogers Wireless Communications, Inc. 8%,
     12/15/12                                             400            424,500
   Rogers Wireless Communications, Inc. 6.375%,
     3/1/14                                               575            580,750
                                                                    ------------
                                                                       5,150,186
                                                                    ------------

CHILE--0.4%
   Enersis SA 7.375%, 1/15/14                           1,000          1,058,604
                                                                    ------------

FRANCE--0.3%
   Compagnie Generale de Geophysique SA 144A
     7.50%, 5/15/15(b)                                    750            783,750
                                                                    ------------

GERMANY--0.6%
   Deutsche Telekom International Finance BV
     3.875%, 7/22/08                                      250            245,222
   Deutsche Telekom International Finance BV
     8.50%, 6/15/10                                     1,000          1,133,725
                                                                    ------------
                                                                       1,378,947
                                                                    ------------

HONG KONG--0.1%
   Hutchison Whampoa International Ltd. 144A
     5.45%, 11/24/10(b)                                   150            152,783
                                                                    ------------

INDONESIA--0.2%
   Freeport-McMoRan Copper & Gold, Inc.
     10.125%, 2/1/10                                      500            555,000
                                                                    ------------

JAPAN--0.5%
   Resona Bank Ltd. 144A 5.85%, 9/29/49(b)(c)           1,250          1,233,733
                                                                    ------------

KAZAKHSTAN--1.4%
   Kazkommerts International BV 144A 7.875%,
     4/7/14(b)                                          1,000          1,058,750

                     See Notes to Schedules of Investments

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                        PAR
                                                       VALUE
                                                       (000)            VALUE
                                                     ---------      ------------

KAZAKHSTAN--(CONTINUED)
   Kazkommerts International BV RegS 10.125%,
     5/8/07(f)                                       $    250       $    268,700
   Tengizchevroil Finance Co. 144A 6.124%,
     11/15/14(b)                                        1,000          1,022,500
   TuranAlem Finance BV 144A 7.875%, 6/2/10(b)          1,000          1,052,500
                                                                    ------------
                                                                       3,402,450
                                                                    ------------

LUXEMBOURG--0.4%
   Lighthouse International Co. SA 144A 8%,
     4/30/14(b)                                           400(l)         505,979
   Nell AF Sarl 144A 8.375%, 8/15/15(b)                   375            368,438
                                                                    ------------
                                                                         874,417
                                                                    ------------

MALAYSIA--0.6%
   Malaysia International Shipping Corp.
     Capital Ltd. 144A 6.125%, 7/1/14(b)                1,250          1,330,438
                                                                    ------------

MEXICO--0.8%
   America Movil SA de CV 5.50%, 3/1/14                 1,000            988,699
   Pemex Project Funding Master Trust 6.125%,
     8/15/08                                              200            206,000
   Pemex Project Funding Master Trust 8.625%,
     2/1/22                                               125            152,812
   Pemex Project Funding Master Trust 144A
     5.75%, 12/15/15(b)                                   500            495,000
                                                                    ------------
                                                                       1,842,511
                                                                    ------------

NORWAY--0.2%
   Norske Skogindustrier ASA 144A 6.125%,
     10/15/15(b)                                          600            595,427
                                                                    ------------

RUSSIA--0.7%
   Gazprom OAO 144A 9.625%, 3/1/13(b)                     750            932,812
   Gazstream SA 144A 5.625%, 7/22/13(b)                   435            438,263
   OJSC Vimpel Communications 144A 8.375%,
     10/22/11(b)                                          250            266,563
                                                                    ------------
                                                                       1,637,638
                                                                    ------------

SINGAPORE--0.3%
   Chartered Semiconductor Manufacturing Ltd.
     5.75%, 8/3/10                                        670            662,343
                                                                    ------------

UKRAINE--0.2%
   Kyivstar GSM 144A 7.75%, 4/27/12(b)                    375            385,800
                                                                    ------------

                                                        PAR
                                                       VALUE
                                                       (000)            VALUE
                                                     ---------      ------------

UNITED KINGDOM--0.4%
   British Sky Broadcasting Group plc 6.875%,
     2/23/09                                         $    650       $    689,033
   Hanson Australia Funding Ltd. 5.25%, 3/15/13           125            124,783
   SABMiller plc 144A 6.625%, 8/15/33(b)                   75             83,828
                                                                    ------------
                                                                         897,644
                                                                    ------------

UNITED STATES--0.7%
   Crown European Holdings SA 10.25%, 3/1/11              750(l)       1,029,836
   Nova Chemicals Corp. 6.50%, 1/15/12                    750            732,187
                                                                    ------------
                                                                       1,762,023
                                                                    ------------
TOTAL FOREIGN CORPORATE BONDS
   (Identified cost $25,017,228)                                      25,655,831
                                                                    ------------

DOMESTIC CONVERTIBLE BONDS--0.4%

COMPUTER STORAGE & PERIPHERALS--0.0%
   Candescent Technologies Corp. Cv. 144A 8%,
     11/1/05(b)(g)(h)(m)(n)                                50                  0
                                                                    ------------

PHARMACEUTICALS--0.4%
   Par Pharmaceutical Cos., Inc. Cv. 2.875%,
     9/30/10                                            1,250          1,042,188
                                                                    ------------
TOTAL DOMESTIC CONVERTIBLE BONDS
   (Identified cost $1,045,135)                                        1,042,188
                                                                    ------------

LOAN AGREEMENTS--0.4%

BROADCASTING & CABLE TV--0.4%
   Charter Communications Operating LLC
     Tranche B 6.90%, 4/27/11(c)                        1,000          1,006,250
                                                                    ------------
TOTAL LOAN AGREEMENTS
   (Identified cost $999,065)                                          1,006,250
                                                                    ------------

                                                       SHARES           VALUE
                                                     ---------      ------------

DOMESTIC PREFERRED STOCKS--0.1%

REITS--0.0%
   Saul Centers, Inc. Pfd. 8%                             425             11,114
                                                                    ------------

THRIFTS & MORTGAGE FINANCE--0.1%
   Chevy Chase Bank Pfd. 8%                             3,925            110,920

                     See Notes to Schedules of Investments

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                     SHARES         VALUE
                                                    ---------    ------------

THRIFTS & MORTGAGE FINANCE--(CONTINUED)
   Chevy Chase Preferred Capital Corp. Series A
     Pfd. 10.375%                                       1,225    $     69,274
                                                                 ------------
                                                                      180,194
                                                                 ------------
TOTAL DOMESTIC PREFERRED STOCKS
   (Identified cost $178,955)                                         191,308
                                                                 ------------

DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
   AT&T Latin America Corp. Class A(m)                 64,050             448
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $281,820)                                             448
                                                                 ------------

WARRANTS--0.0%

COMMUNICATIONS EQUIPMENT--0.0%
   Loral Space & Communications, Inc. Strike
     $0.14, 1/15/07(h)(m)                               1,000               0
                                                                 ------------
TOTAL WARRANTS
   (Identified cost $0)                                                     0
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--98.7%
   (Identified cost $233,083,979)                                 236,705,717
                                                                 ------------

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                    ---------    ------------

SHORT-TERM INVESTMENTS--1.1%

COMMERCIAL PAPER--1.1%
   UBS Finance Delaware LLC 3.86%, 10/3/05            $ 2,540       2,539,455
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $2,539,455)                                     2,539,455
                                                                 ------------

TOTAL INVESTMENTS--99.7%
   (Identified cost $235,623,434)                                 239,245,172(a)
   Other assets and liabilities, net--0.3%                            749,691
                                                                 ------------
NET ASSETS--100.0%                                               $239,994,863
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,003,780 and gross depreciation of $3,559,045 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $235,800,437.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $33,545,271 or 13.9% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e)   All or a portion segregated as collateral for forward currency contracts.

(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(g) Restricted security. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(h) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2005, these securities amounted to a value of $0 or 0% of net assets.

(i)   Par value represents New Zealand Dollar.

(j)   Par value represents Australian Dollar.

(k)   Par represents Brazilian Real.

(l)   Par value represents Euro.

(m)   Non-income producing.

(n)   Security in default.

                     See Notes to Schedules of Investments

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                        --------       --------

U.S. GOVERNMENT SECURITIES--1.8%

U.S. TREASURY NOTES--1.8%
   U.S. Treasury Note 3.875%, 7/15/10                 $      825    $    812,464
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Identified cost $818,941)                                            812,464
                                                                    ------------

AGENCY MORTGAGE-BACKED SECURITIES--13.4%
   FHLMC 4.50%, 12/1/18                                    1,275       1,250,815
   FNMA 4%, 7/1/19                                           260         250,127
   FNMA 5%, '20-'35                                        1,456       1,451,695
   FNMA 5.50%, 3/1/34                                        420         420,298
   FNMA 6%, 8/1/34                                           321         326,637
   FNMA 5.50%, 3/1/35                                        598         598,254
   FNMA 5.50%, 4/1/35                                      1,454       1,453,840
   FNMA 5.50%, 9/25/35                                       439         442,722
                                                                    ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $6,274,991)                                        6,194,388
                                                                    ------------

MUNICIPAL BONDS--2.5%

CALIFORNIA--1.1%
   Sonoma County Pension Obligation Revenue
     Taxable Series A 2.43%, 12/1/06 (FGIC
     Insured)                                                250         244,943
   Ventura County Pension Obligation Taxable
     6.58%, 11/1/06 (FSA Insured)                            250         256,057
                                                                    ------------
                                                                         501,000
                                                                    ------------

NEW YORK--0.7%
   New York State Dormitory Authority Higher
     Education Revenue Taxable Series B 3.35%,
     12/15/09                                                315         298,163
                                                                    ------------

PENNSYLVANIA--0.7%
   Philadelphia School District General
     Obligation Taxable Series C 4.29%, 7/1/10
     (FSA Insured)                                           350         343,508
                                                                    ------------
TOTAL MUNICIPAL BONDS
   (Identified cost $1,176,242)                                        1,142,671
                                                                    ------------

ASSET-BACKED SECURITIES--6.1%
   AmeriCredit Automobile Receivables Trust
     01-D, A4 4.41%, 11/12/08                                 97          96,673

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                      ----------    ------------

   Bombardier Capital Mortgage Securitization
     Corp. 99-A, A3 5.98%, 1/15/18                    $      138    $    127,670
   Capital One Auto Finance Trust 05-BSS B
     4.32%, 5/15/10                                          350         345,992
   Carmax Auto Owner Trust 05-1 C 4.82%,
     10/15/11                                                200         198,999
   Carmax Auto Owner Trust 05-2, A4 4.34%,
     9/15/10                                                 500         498,125
   Chase Funding Mortgage Loan Trust 02-2, 1M2
     6.042%, 3/25/31                                         161         161,759
   DaimlerChrysler Auto Trust 05-A B 3.88%,
     7/8/11                                                  250         244,323
   GMAC Mortgage Corp. Loan Trust 05-HE2, A3
     4.622%, 11/25/35(c)                                     200         198,313
   Onyx Acceptance Owners Trust 03-D, A4 3.20%,
     3/15/10                                                 250         246,342
   Renaissance Home Equity Loan Trust 05-3, AF3
     4.814%, 10/25/35(c)                                     400         396,625
   Structured Asset Securities Corp. 05-7XS,
     1A2B 5.27%, 4/25/35(c)                                  300         297,917
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
   (Identified cost $2,839,721)                                        2,812,738
                                                                    ------------

DOMESTIC CORPORATE BONDS--27.2%

AIRLINES--1.2%
   Continental Airlines, Inc. 98-1 A 6.648%,
     9/15/17                                                 158         152,409
   Delta Air Lines, Inc. 02-1, G-1 6.718%,
     1/2/23                                                  253         255,707
   Delta Air Lines, Inc. 02-1, G-2 6.417%,
     7/2/12                                                   68          68,850
   Northwest Airlines, Inc. 00-1 8.072%, 4/1/21               60          61,335
                                                                    ------------
                                                                         538,301
                                                                    ------------

ALTERNATIVE CARRIERS--0.3%
   Time Warner Telecom Holdings, Inc. 7.79%,
     2/15/11(c)                                              150         153,750
                                                                    ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
   Jones Apparel Group, Inc. 4.25%, 11/15/09                 225         213,180
                                                                    ------------

                     See Notes to Schedules of Investments

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                          PAR
                                                         VALUE
                                                         (000)         VALUE
                                                        --------    ------------

APPLICATION SOFTWARE--0.3%
   Activant Solutions, Inc. 144A 9.504%,
     4/1/10(b)(c)                                       $    125    $    128,125
                                                                    ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
   Nuveen Investments, Inc. 5%, 9/15/10                       95          94,055
                                                                    ------------

AUTO PARTS & EQUIPMENT--0.3%
   Dana Corp. 6.50%, 3/1/09                                  150         136,903
                                                                    ------------

AUTOMOBILE MANUFACTURERS--0.5%
   American Honda Finance Corp. 144A 4.25%,
     3/11/08(b)                                              250         248,089
                                                                    ------------

AUTOMOTIVE RETAIL--0.5%
   AutoNation, Inc. 9%, 8/1/08                               200         217,000
                                                                    ------------

BROADCASTING & CABLE TV--0.5%
   COX Communications, Inc. 6.75%, 3/15/11                   200         213,473
                                                                    ------------

CASINOS & GAMING--1.1%
   Argosy Gaming Co. 9%, 9/1/11                              250         272,517
   GTECH Holdings Corp. 4.75%, 10/15/10                      250         228,460
                                                                    ------------
                                                                         500,977
                                                                    ------------

COMMUNICATIONS EQUIPMENT--0.9%
   Corning, Inc. 6.30%, 3/1/09                               200         207,057
   Lucent Technologies, Inc. 5.50%, 11/15/08                 225         224,438
                                                                    ------------
                                                                         431,495
                                                                    ------------

CONSUMER FINANCE--3.2%
   Ford Motor Credit Co. 6.625%, 6/16/08                      30          29,321
   Ford Motor Credit Co. 7.25%, 10/25/11                     335         317,977
   General Electric Capital Corp. 6.125%,
     2/22/11                                                 250         265,145
   General Motors Acceptance Corp. 6.125%,
     9/15/06                                                 150         150,510
   General Motors Acceptance Corp. 5.11%,
     9/23/08(c)                                              185         171,551
   General Motors Acceptance Corp. 6.875%,
     9/15/11                                                 100          91,069
   MBNA Corp. 4.625%, 9/15/08                                200         199,854
   SLM Corp. 3.81%, 2/1/10(c)                                250         244,687
                                                                    ------------
                                                                       1,470,114
                                                                    ------------

                                                          PAR
                                                         VALUE
                                                         (000)         VALUE
                                                        --------    ------------

DATA PROCESSING & OUTSOURCED SERVICES--1.0%
   Computer Sciences Corp. 3.50%, 4/15/08               $    250    $    242,722
   Convergys Corp. 4.875%, 12/15/09                          250         239,684
                                                                    ------------
                                                                         482,406
                                                                    ------------

DISTILLERS & VINTNERS--0.5%
   Constellation Brands, Inc. Series B 8%,
     2/15/08                                                 200         211,000
                                                                    ------------

DIVERSIFIED CAPITAL MARKETS--0.5%
   Deutsche Bank AG NY Series GS 2.54%,
     3/22/12(c)                                              250         242,925
                                                                    ------------

DIVERSIFIED CHEMICALS--0.5%
   ISP Holdings, Inc. Series B 10.625%, 12/15/09             225         239,063
                                                                    ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
   International Lease Finance Corp. 4.75%,
     1/13/12                                                 125         122,685
                                                                    ------------

ELECTRIC UTILITIES--1.1%
   Commonwealth Edison Co. Series 102 4.74%,
     8/15/10                                                 100          98,276
   Consumers Energy Co. Series H 4.80%, 2/17/09              200         199,634
   Entergy Gulf States, Inc. 3.60%, 6/1/08                   200         192,038
                                                                    ------------
                                                                         489,948
                                                                    ------------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
   Allied Waste North America Series B 8.50%,
     12/1/08                                                 100         104,750
                                                                    ------------

FOOD RETAIL--0.3%
   Albertson's, Inc. 6.95%, 8/1/09                           125         124,146
                                                                    ------------

FOREST PRODUCTS--0.5%
   Weyerhaeuser Co. 6.75%, 3/15/12                           215         232,319
                                                                    ------------

HEALTH CARE DISTRIBUTORS--0.1%
   AmerisourceBergen Corp. 144A 5.625%,
     9/15/12(b)                                               40          39,600
                                                                    ------------

HEALTH CARE EQUIPMENT--0.6%
   Fisher Scientific International, Inc. 6.75%,
     8/15/14                                                 250         263,125
                                                                    ------------

HOTELS, RESORTS & CRUISE LINES--0.4%
   La Quinta Properties, Inc. 7%, 8/15/12                    190         196,175
                                                                    ------------

                     See Notes to Schedules of Investments

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                          PAR
                                                         VALUE
                                                         (000)         VALUE
                                                        --------    ------------

HOUSEWARES & SPECIALTIES--0.7%
   Newell Rubbermaid, Inc. 4%, 5/1/10                   $    350    $    332,681
                                                                    ------------

INTEGRATED TELECOMMUNICATION SERVICES--1.2%
   MCI, Inc. 7.688%, 5/1/09                                  275         286,000
   Qwest Corp. 7.875%, 9/1/11                                250         261,875
                                                                    ------------
                                                                         547,875
                                                                    ------------

LIFE & HEALTH INSURANCE--0.5%
   Jackson National Life Global Funding 144A
     3.81%, 2/10/10(b)(c)                                    250         241,875
                                                                    ------------

MOVIES & ENTERTAINMENT--0.5%
   Time Warner, Inc. 6.875%, 5/1/12(e)                       200         218,577
                                                                    ------------

MULTI-LINE INSURANCE--0.4%
   ASIF Global Financing XXIII 144A 3.90%,
     10/22/08(b)                                             200         195,054
                                                                    ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.4%
   Valero Energy Corp. 3.50%, 4/1/09                         200         191,118
                                                                    ------------

OIL & GAS STORAGE & TRANSPORTATION--0.5%
   Enterprise Products Operating LP Series B
     4%, 10/15/07                                            250         245,001
                                                                    ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
   MassMutual Global Funding II 144A 3.50%,
     3/15/10(b)                                              250         236,550
   Textron Financial Corp. 4.60%, 5/3/10                     200         198,033
                                                                    ------------
                                                                         434,583
                                                                    ------------

PACKAGED FOODS & MEATS--0.5%
   Dean Foods Co. 6.625%, 5/15/09                            100         103,500
   Pilgrim's Pride Corp. 9.25%, 11/15/13                     100         110,500
                                                                    ------------
                                                                         214,000
                                                                    ------------

PAPER PACKAGING--0.5%
   Packaging Corporation of America 4.375%,
     8/1/08                                                  250         243,424
                                                                    ------------

PAPER PRODUCTS--0.6%
   Bowater, Inc. 6.87%, 3/15/10(c)                           165         165,000
   Georgia-Pacific Corp. 7.375%, 7/15/08                     100         105,250
                                                                    ------------
                                                                         270,250
                                                                    ------------

PUBLISHING & PRINTING--0.4%
   Dex Media West LLC/Dex Media Finance Co.
     5.875%, 11/15/11                                        100          99,500

                                                          PAR
                                                         VALUE
                                                         (000)         VALUE
                                                        --------    ------------

PUBLISHING & PRINTING--(CONTINUED)
   Dex Media West LLC/Dex Media Finance Co.
     Series B 8.50%, 8/15/10                            $    100    $    106,250
                                                                    ------------
                                                                         205,750
                                                                    ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
   Colonial Realty LP 4.80%, 4/1/11                          250         241,918
                                                                    ------------

REITS--1.2%
   Heritage Property Investment Trust 4.50%,
     10/15/09                                                250         244,727
   iStar Financial, Inc. 5.375%, 4/15/10                     200         200,213
   Simon Property Group LP 4.60%, 6/15/10                    125         123,264
                                                                    ------------
                                                                         568,204
                                                                    ------------

SPECIALIZED CONSUMER SERVICES--0.7%
   Service Corporation International 7.70%,
     4/15/09                                                 300         316,500
                                                                    ------------

SPECIALTY CHEMICALS--0.5%
   Lubrizol Corp. 4.625%, 10/1/09                            250         245,761
                                                                    ------------

TOBACCO--0.7%
   Philip Morris Capital Corp. 7.50%, 7/16/09                200         213,960
   Reynolds (R.J.) Tobacco Holdings, Inc. 144A
     6.50%, 7/15/10(b)                                       125         125,312
                                                                    ------------
                                                                         339,272
                                                                    ------------

TRADING COMPANIES & DISTRIBUTORS--0.4%
   United Rentals North America, Inc. 6.50%,
     2/15/12                                                 200         194,000
                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES--0.6%
   Nextel Communications, Inc. Series E 6.875%,
     10/31/13                                                250         265,363
                                                                    ------------
TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $12,807,395)                                      12,604,810
                                                                    ------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--16.6%
   Argent Net Interest Margin Trust 04-WN9 A
     144A 5.19%, 10/25/34(b)                                  21          21,230
   Asset Backed Funding Corp. Net Interest
     Margin Trust 04-HE1, N1 144A 4.45%,
     7/26/34(b)                                               47          46,515
   Asset Backed Securities Corp. Net Interest
     Margin Trust 04-HE9, A1 144A 5%,
     12/25/34(b)                                              50          49,553

                     See Notes to Schedules of Investments

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                          PAR
                                                         VALUE
                                                         (000)         VALUE
                                                        --------    ------------

   Asset Securitization Corp. 96-D3, A1C 7.40%,
     10/13/26                                           $    207    $    213,031
   Bear Stearns Asset Backed Securities Net
     Interest Margin 04-HE1N, A2 144A 5.50%,
     2/25/34(b)                                              200         189,250
   Bear Stearns Asset Backed Securities Net
     Interest Margin 04-HE5N, A3 5%, 7/25/34                 100          94,781
   Bear Stearns Structured Products, Inc.
     04-15, A2 P.O. 144A 0%, 11/27/34(b)                     162         143,558
   Bear Stearns Structured Products, Inc. 04-6
     P.O. 0%, 2/25/34                                        137         128,191
   Bear Stearns Structured Products, Inc. 05-10
     144A 6.19%, 4/26/35(b)(c)                               200         198,156
   Centex Home Equity 05-A, AF4 4.72%,
     10/25/31(c)                                             250         245,982
   Chase Mortgage Finance Corp. 04-S1 M 5.098%,
     2/25/19(c)                                               92          90,399
   Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
     3/25/34                                                 489         493,800
   Countrywide Home Loan Mortgage Pass-Through
     Trust 04-12, 12A1 4.828%, 8/25/34(c)                    297         294,884
   Countrywide Home Loan Mortgage Pass-Through
     Trust 04-13, 1A1 5.50%, 8/25/34                         259         258,633
   Countrywide Home Loan Mortgage Pass-Through
     Trust 05-HYB6, 2A2 5.331%, 10/20/35(c)                  299         299,014
   Countrywide Partnership Trust Net Interest
     Margin 04-EC1N 144A 5%, 9/25/35(b)                       86          85,689
   Crown Castle Towers LLC 05-1A, AFX 144A
     4.643%, 6/15/35(b)                                      250         246,111
   CS First Boston Mortgage Securities Corp.
     01-CK1, A2 6.25%, 12/16/35                              250         256,816
   CS First Boston Mortgage Securities Corp.
     03-8, 3A24 5.50%, 4/25/33                               290         287,756
   CS First Boston Mortgage Securities Corp.
     98-C1 B 6.59%, 5/17/40                                  290         303,664
   First Franklin Net Interest Margin Trust
     04-FF7A A 144A 5%, 9/27/34(b)                            75          75,072
   First Horizon Mortgage Pass-Through Trust
     05-AR1, 2A1 5.034%, 4/25/35(c)                          354         352,766

                                                          PAR
                                                         VALUE
                                                         (000)         VALUE
                                                        --------    ------------

   GMAC Mortgage Corp. Loan Trust 03-GH2, A2
     3.69%, 7/25/20                                   $       99    $     98,036
   GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
     4.878%, 5/25/35(c)                                      466         461,704
   Greenwich Structured Adjustable Rate
     Mortgage 6.75%, 6/27/35                                 250         250,000
   GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b)                   153         152,705
   GSAMP Trust Net Interest Margin 04-1, N1
     144A 5.50%, 9/25/34(b)                                   71          70,704
   Harborview Mortgage Loan Trust 05-9, B5
     4.796%, 6/20/35(c)                                      190         190,000
   Harborview Mortgage Loan Trust 05-9, B6
     4.946%, 6/20/35(c)                                      200         200,000
   Homestar Net Interest Margin Trust 04-3, A1
     144A 5.50%, 7/25/34(b)                                   52          52,099
   Park Place Securities Net Interest Margin
     Trust 04-MCW1 B 144A 7.385%, 9/25/34(b)                 150         149,672
   Residential Asset Mortgage Products, Inc.
     03-RS6, AI3 3.08%, 12/25/28                             109         108,628
   Residential Funding Mortgage Securities I,
     Inc. 05-SA1, 2A 4.904%, 3/25/35(c)                      255         253,423
   Residential Funding Mortgage Securities II,
     Inc. 05-HI2, A3 4.46%, 5/25/35                          250         246,211
   Sharp SP I LLC Net Interest Margin Trust
     04-FM1N N 144A 6.16%, 9/25/33(b)                         11          11,245
   Starwood Commercial Mortgage Trust 99-C1A,
     A1 144A 6.60%, 2/3/14(b)                                211         217,684
   Structured Asset Securities Corp. 03-32, 1A1
     5.31%, 11/25/33(c)                                      210         209,847
   Wells Fargo Mortgage Backed Securities Trust
     04-EE, 2A3 3.989%, 1/25/35(c)                           223         217,662
   Wells Fargo Mortgage Backed Securities Trust
     05-5, 1A1 5%, 5/25/20                                   233         232,137
   Wells Fargo Mortgage Backed Securities Trust
     05-AR10, 2A16 4.111%, 6/25/35(c)                        210         205,538
                                                                    ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $7,773,188)                                        7,702,146
                                                                    ------------

                     See Notes to Schedules of Investments

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                        PAR
                                                       VALUE
                                                       (000)            VALUE
                                                     --------       ------------

FOREIGN GOVERNMENT SECURITIES--16.5%

AUSTRALIA--1.2%
   Commonwealth of Australia Series 1106 6.75%,
     11/15/06                                             705(g)    $    545,776
                                                                    ------------

BRAZIL--4.4%
   Federative Republic of Brazil 9.25%, 10/22/10      $   380            428,070
   Federative Republic of Brazil 4.313%,
     4/15/12(c)                                           247            243,677
   Federative Republic of Brazil 4.313%,
     4/15/12(c)                                           329            324,784
   Federative Republic of Brazil 10.50%, 7/14/14          735            891,555
   Federative Republic of Brazil 12.50%, 1/5/16           287(i)         124,055
                                                                    ------------
                                                                       2,012,141
                                                                    ------------

CHILE--0.5%
   Republic of Chile 4.069%, 1/28/08(c)                   250            251,250
                                                                    ------------

COLOMBIA--0.2%
   Republic of Colombia 8.625%, 4/1/08                    100            108,900
                                                                    ------------

INDONESIA--0.3%
   Republic of Indonesia 7.75%, 8/1/06                    150            153,750
                                                                    ------------

MEXICO--1.0%
   United Mexican States 4.625%, 10/8/08                  200            199,000
   United Mexican States 4.27%, 1/13/09(c)                250            254,250
                                                                    ------------
                                                                         453,250
                                                                    ------------

NEW ZEALAND--1.5%
   Commonwealth of New Zealand Series 206
     6.50%, 2/15/06                                       980(h)         677,662
                                                                    ------------

PANAMA--0.3%
   Republic of Panama 8.25%, 4/22/08                      110            119,213
                                                                    ------------

PHILIPPINES--0.9%
   Republic of Philippines 8.375%, 3/12/09                100            106,375
   Republic of Philippines 8.375%, 2/15/11                310            325,112
                                                                    ------------
                                                                         431,487
                                                                    ------------

RUSSIA--0.7%
   Russian Federation RegS 8.25%, 3/31/10(f)              180            194,940

                                                        PAR
                                                       VALUE
                                                       (000)            VALUE
                                                     --------       ------------

RUSSIA--(CONTINUED)
   Russian Federation RegS 5%, 3/31/30(c)(f)         $    115       $    132,210
                                                                    ------------
                                                                         327,150
                                                                    ------------

TURKEY--1.5%
   Republic of Turkey 10.50%, 1/13/08                     350            391,125
   Republic of Turkey 11.75%, 6/15/10                     250            312,500
                                                                    ------------
                                                                         703,625
                                                                    ------------

UKRAINE--0.1%
   Republic of Ukraine RegS 11%, 3/15/07(f)                56             59,335
                                                                    ------------

VENEZUELA--3.9%
   Republic of Venezuela 10.75%, 9/19/13                  310            387,500
   Republic of Venezuela 8.50%, 10/8/14                   230            255,875
   Republic of Venezuela RegS 5.375%, 8/7/10(f)         1,200          1,171,800
                                                                    ------------
                                                                       1,815,175
                                                                    ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
   (Identified cost $7,484,561)                                        7,658,714
                                                                    ------------

FOREIGN CORPORATE BONDS(d)--8.9%

AUSTRALIA--0.9%
   Commonwealth Bank of Australia TCD 6.75%,
     12/1/07                                              300(g)         234,257
   Westfield Capital Corp. 144A 4.375%,
     11/15/10(b)                                          200            195,170
                                                                    ------------
                                                                         429,427
                                                                    ------------

BRAZIL--0.3%
   Petrobras International Finance Co. 9.125%,
     7/2/13                                               100            117,000
                                                                    ------------

CANADA--0.2%
   Thomson Corp. (The) 4.25%, 8/15/09                     100             97,926
                                                                    ------------

HONG KONG--0.5%
   Hutchison Whampoa International Ltd. 144A
     5.45%, 11/24/10(b)                                   250            254,639
                                                                    ------------

INDIA--0.5%
   Vedanta Resources plc 144A 6.625%, 2/22/10(b)          250            247,561
                                                                    ------------

ITALY--0.5%
   Telecom Italia Capital S.p.A. 4%, 11/15/08             250            243,928
                                                                    ------------

                     See Notes to Schedules of Investments

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                        --------    ------------

KAZAKHSTAN--0.6%
   Kazkommerts International BV 144A 10.125%,
     5/8/07(b)                                          $    250    $    269,375
                                                                    ------------

MALAYSIA--0.4%
   Malaysia International Shipping Corp.
     Capital Ltd. 144A 5%, 7/1/09(b)                         200         200,837
                                                                    ------------

MEXICO--1.1%
   America Movil SA de CV 4.288%, 4/27/07(c)                 250         250,875
   America Movil SA de CV 4.125%, 3/1/09                     250         243,218
                                                                    ------------
                                                                         494,093
                                                                    ------------

POLAND--0.5%
   Telekomunikacja Polska SA Finance BV 144A
     7.75%, 12/10/08(b)                                      225         243,421
                                                                    ------------

QATAR--0.4%
   Ras Laffan Liquefied Natural Gas Co., Ltd.
     144A 3.437%, 9/15/09(b)                                 186         180,124
                                                                    ------------

RUSSIA--1.3%
   Gazstream SA 144A 5.625%, 7/22/13(b)                      620         624,650
                                                                    ------------

SINGAPORE--0.3%
   Chartered Semiconductor Manufacturing Ltd.
     5.75%, 8/3/10                                           120         118,629
                                                                    ------------

SOUTH KOREA--0.3%
   Export-Import Bank of Korea 4.50%, 8/12/09                120         118,475
                                                                    ------------

UNITED STATES--1.1%
   Amvescap plc 4.50%, 12/15/09                              250         245,890
   Nova Chemicals Corp. 6.50%, 1/15/12                       250         244,062
                                                                    ------------
                                                                         489,952
                                                                    ------------
TOTAL FOREIGN CORPORATE BONDS
   (Identified cost $4,136,479)                                        4,130,037
                                                                    ------------

DOMESTIC CONVERTIBLE BONDS--0.3%

PHARMACEUTICALS--0.3%
   Par Pharmaceutical Cos., Inc. Cv 2.875%,
     9/30/10                                                 175         145,906
                                                                    ------------
TOTAL DOMESTIC CONVERTIBLE BONDS
   (Identified cost $140,376)                                            145,906
                                                                    ------------

                                                          PAR
                                                         VALUE
                                                         (000)          VALUE
                                                        --------    ------------

LOAN AGREEMENTS--4.9%

BROADCASTING & CABLE TV--1.3%
   Charter Communications Operating LLC
     Tranche B 6.90%, 4/27/11(c)                        $    250    $    251,562
   DIRECTV Holdings LLC Tranche B 4.801%,
     4/13/13(c)                                              100         101,188
   Mediacom LLC  Tranche B 5.551%, 3/31/13(c)                250         254,375
                                                                    ------------
                                                                         607,125
                                                                    ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
   Sungard Data Systems, Inc. Tranche 6.20%,
     1/22/13(c)                                              150         152,063
                                                                    ------------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
   Allied Waste North America, Inc. Tranche
     5.301%, 1/15/12(c)                                       91          92,128
   Allied Waste North America, Inc. Tranche A
     5.301%, 1/15/12(c)                                       34          34,122
                                                                    ------------
                                                                         126,250
                                                                    ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
   Mosaic Global Holdings, Inc. Tranche B
     4.801%, 2/21/12(c)                                      125         126,797
                                                                    ------------

HEALTH CARE FACILITIES--0.4%
   LifePoint Hospitals, Inc. Tranche B 4.926%,
     4/15/12(c)                                              175         176,531
                                                                    ------------

HEALTH CARE SERVICES--0.4%
   Davita, Inc. Tranche B 5.73%, 5/16/12(c)                  175         178,063
                                                                    ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
   NTELOS, Inc. Tranche B 5.801%, 8/24/11(c)                 225         227,812
                                                                    ------------

PAPER PRODUCTS--0.5%
   NewPage Corp. Tranche B 6.301%, 5/2/11(c)                 225         228,937
                                                                    ------------

REITS--0.5%
   General Growth Properties, Inc. Tranche B
     5.801%, 11/12/08(c)                                     250         253,437
                                                                    ------------

RESTAURANTS--0.2%
   Burger King Corp. Tranche B 5.364%,
     7/13/12(c)                                               75          76,219
                                                                    ------------

                     See Notes to Schedules of Investments

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                    ----------   ------------
TEXTILES--0.2%
   Xerium Technologies, Inc. Tranche B
     5.301%, 5/18/12(c)                             $     100     $   101,125
                                                                  -----------
TOTAL LOAN AGREEMENTS
   (Identified cost $2,232,117)                                     2,254,359
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--98.2%
   (Identified cost $45,684,011)                                   45,458,233
                                                                  -----------

SHORT-TERM INVESTMENTS--2.7%

COMMERCIAL PAPER--2.7%
   UBS Finance Delaware LLC 3.86%, 10/3/05              1,270       1,269,728
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $1,269,728)                                     1,269,728
                                                                  -----------

TOTAL INVESTMENTS--100.9%
   (Identified cost $46,953,739)                                   46,727,961(a)
   Other assets and liabilities, net--(0.9)%                         (428,177)
                                                                  -----------
NET ASSETS--100.0%                                                $46,299,784
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $407,712 and gross depreciation of $661,942 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $46,982,191.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $5,139,624 or 11.1% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e)   All or a portion segregated as collateral for forward currency contracts.

(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(g)   Par value represents Australian Dollar.

(h)   Par value represents New Zealand Dollar.

(i)   Par value represents Brazilian Real.

                     See Notes to Schedules of Investments

                       PHOENIX-KAYNE RISING DIVIDENDS SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                      SHARES        VALUE
                                                    ---------    ------------

DOMESTIC COMMON STOCKS--99.2%

AIR FREIGHT & LOGISTICS--1.7%
  United Parcel Service, Inc. Class B                   3,800    $    262,694
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--2.0%
  State Street Corp.                                    6,290         307,707
                                                                 ------------

BREWERS--1.3%
  Anheuser-Busch Cos., Inc.                             4,800         206,592
                                                                 ------------

COMPUTER HARDWARE--2.7%
  International Business Machines Corp.                 5,200         417,144
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--4.4%
  Automatic Data Processing, Inc.                       9,600         413,184
  Paychex, Inc.                                         7,600         281,808
                                                                 ------------
                                                                      694,992
                                                                 ------------

DIVERSIFIED BANKS--7.7%
  Bank of America Corp.                                 8,650         364,165
  U.S. Bancorp                                          8,000         224,640
  Wells Fargo & Co.                                    10,450         612,056
                                                                 ------------
                                                                    1,200,861
                                                                 ------------

DIVERSIFIED CHEMICALS--2.3%
  Du Pont (E.I.) de Nemours & Co.                       9,360         366,631
                                                                 ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.0%
  Cintas Corp.                                          7,600         311,980
                                                                 ------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.6%
  Emerson Electric Co.                                  3,500         251,300
                                                                 ------------

FOOD DISTRIBUTORS--1.3%
  Sysco Corp.                                           6,650         208,611
                                                                 ------------

HEALTH CARE EQUIPMENT--2.2%
  Medtronic, Inc.                                       6,360         341,023
                                                                 ------------

HOME IMPROVEMENT RETAIL--3.3%
  Home Depot, Inc. (The)                               13,470         513,746
                                                                 ------------

HOMEFURNISHING RETAIL--1.7%
  Leggett & Platt, Inc.                                12,900         260,580
                                                                 ------------

HOUSEHOLD PRODUCTS--3.4%
  Procter & Gamble Co. (The)                            9,030         536,924
                                                                 ------------

HYPERMARKETS & SUPER CENTERS--4.8%
  Costco Wholesale Corp.                                7,100         305,939

                                                      SHARES        VALUE
                                                    ---------    ------------

HYPERMARKETS & SUPER CENTERS--(CONTINUED)
  Wal-Mart Stores, Inc.                                10,095    $    442,363
                                                                 ------------
                                                                      748,302
                                                                 ------------

INDUSTRIAL CONGLOMERATES--6.4%
  3M Co.                                                4,400         322,784
  General Electric Co.                                 20,000         673,400
                                                                 ------------
                                                                      996,184
                                                                 ------------

INDUSTRIAL MACHINERY--1.5%
  Illinois Tool Works, Inc.                             2,785         229,289
                                                                 ------------

INTEGRATED OIL & GAS--4.6%
  Exxon Mobil Corp.                                    11,200         711,648
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--2.6%
  SBC Communications, Inc.                             16,685         399,939
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--1.5%
  Morgan Stanley                                        4,285         231,133
                                                                 ------------

LIFE & HEALTH INSURANCE--1.8%
  AFLAC, Inc.                                           6,080         275,424
                                                                 ------------

MOTORCYCLE MANUFACTURERS--2.0%
  Harley-Davidson, Inc.                                 6,400         310,016
                                                                 ------------

MULTI-LINE INSURANCE--2.9%
  American International Group, Inc.                    7,300         452,308
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.5%
  Citigroup, Inc.                                      12,100         550,792
                                                                 ------------

PHARMACEUTICALS--10.3%
  Johnson & Johnson                                    11,070         700,509
  Lilly (Eli) & Co.                                     5,155         275,896
  Pfizer, Inc.                                         25,595         639,107
                                                                 ------------
                                                                    1,615,512
                                                                 ------------

PUBLISHING & PRINTING--2.4%
  Gannett Co., Inc.                                     5,500         378,565
                                                                 ------------

REGIONAL BANKS--1.6%
  Synovus Financial Corp.                               9,200         255,024
                                                                 ------------

SEMICONDUCTORS--6.6%
  Intel Corp.                                          23,900         589,135
  Linear Technology Corp.                              11,751         441,720
                                                                 ------------
                                                                    1,030,855
                                                                 ------------

                     See Notes to Schedules of Investments

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES

                                                      SHARES        VALUE
                                                    ---------    ------------

SOFT DRINKS--5.5%
  Coca-Cola Co. (The)                                  11,725     $   506,403
  PepsiCo, Inc.                                         6,080         344,797
                                                                  -----------
                                                                      851,200
                                                                  -----------

SYSTEMS SOFTWARE--3.6%
  Microsoft Corp.                                      21,868         562,664
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $14,429,415)                                    15,479,640
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--99.2%
  (Identified cost $14,429,415)                                    15,479,640
                                                                  -----------

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                    ---------     -----------

SHORT-TERM INVESTMENTS--0.9%

COMMERCIAL PAPER--0.9%
  UBS Americas, Inc. 3.86%, 10/3/05                      $144         143,969
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $143,969)                                          143,969
                                                                  -----------

TOTAL INVESTMENTS--100.1%
  (Identified cost $14,573,384)                                    15,623,609(a)
  Other assets and liabilities, net--(0.1)%                           (18,606)
                                                                  -----------
NET ASSETS--100.0%                                                $15,605,003
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,566,882 and gross depreciation of $540,085 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $14,596,812.

                     See Notes to Schedules of Investments

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                     ---------    -----------
DOMESTIC COMMON STOCKS--87.5%

APPAREL, ACCESSORIES & LUXURY GOODS--3.4%
  Cherokee, Inc.                                        13,250    $   463,485
                                                                  -----------

APPLICATION SOFTWARE--7.3%
  EPIQ Systems, Inc.(b)                                 28,250        616,415
  Reynolds & Reynolds Co. (The)
    Class A                                             13,725        376,202
                                                                  -----------
                                                                      992,617
                                                                  -----------

ASSET MANAGEMENT & CUSTODY BANKS--12.0%
  American Capital Strategies Ltd.                      16,150        592,059
  MCG Capital Corp.                                     25,165        424,534
  National Financial Partners Corp.                     13,550        611,647
                                                                  -----------
                                                                    1,628,240
                                                                  -----------

COMMUNICATIONS EQUIPMENT--4.5%
  Inter-Tel, Inc.                                       29,340        616,140
                                                                  -----------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.2%
  Landauer, Inc.                                         3,270        160,230
                                                                  -----------

ENVIRONMENTAL & FACILITIES SERVICES--4.9%
  ABM Industries, Inc.                                  32,285        671,851
                                                                  -----------

HEALTH CARE EQUIPMENT--6.6%
  Diagnostic Products Corp.                             11,295        595,586
  Young Innovations, Inc.                                8,120        307,423
                                                                  -----------
                                                                      903,009
                                                                  -----------

INDUSTRIAL MACHINERY--9.6%
  CLARCOR, Inc.                                         21,970        630,978
  Lincoln Electric Holdings, Inc.                       17,145        675,513
                                                                  -----------
                                                                    1,306,491
                                                                  -----------

INTERNET SOFTWARE & SERVICES--3.0%
  Computer Service, Inc.                                13,500        414,315
                                                                  -----------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--4.7%
  World Fuel Services Corp.                             19,710        639,590
                                                                  -----------

OIL & GAS STORAGE & TRANSPORTATION--4.7%
  Crosstex Energy, Inc.                                 10,000        639,600
                                                                  -----------

PAPER PACKAGING--3.0%
  Packaging Dynamics Corp.                              32,000        403,200
                                                                  -----------

REGIONAL BANKS--8.1%
  Cathay General Bancorp                                18,400        652,464

                                                       SHARES        VALUE
                                                     ---------    -----------

REGIONAL BANKS--(CONTINUED)
  Park National Corp.                                    4,145    $   448,779
                                                                  -----------
                                                                    1,101,243
                                                                  -----------

SPECIALIZED CONSUMER SERVICES--4.4%
  Matthews International Corp.
    Class A                                             15,970        603,506
                                                                  -----------

SPECIALTY CHEMICALS--3.6%
  Balchem Corp.                                         17,807        490,583
                                                                  -----------

THRIFTS & MORTGAGE FINANCE--2.2%
  Washington Federal, Inc.                              13,150        296,664
                                                                  -----------

TRUCKING--4.3%
  Landstar System, Inc.                                 14,480        579,634
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $9,476,112)                                     11,910,398
                                                                  -----------

FOREIGN COMMON STOCKS(c)--6.2%

ASSET MANAGEMENT & CUSTODY BANKS--4.4%
  Stewart (W.P.) & Co. Ltd. (United States)             26,630        594,381
                                                                  -----------

WATER UTILITIES--1.8%
  Consolidated Water Co. Ltd.
    (Cayman Islands)                                    12,540        251,427
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $654,379)                                          845,808
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--93.7%
  (Identified cost $10,130,491)                                    12,756,206
                                                                  -----------

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                     ---------    -----------
SHORT-TERM INVESTMENTS--6.2%

COMMERCIAL PAPER--6.2%
  UBS Americas, Inc. 3.86%, 10/3/05                    $   648        647,861
  United Parcel Service, Inc.
    3.53%, 10/3/05                                         200        199,961
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $847,822)                                          847,822
                                                                  -----------

TOTAL INVESTMENTS--99.9%
  (Identified cost $10,978,313)                                    13,604,028(a)
  Other assets and liabilities, net--0.1%                              10,470
                                                                  -----------
NET ASSETS--100.0%                                                $13,614,498
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,705,105 and gross depreciation of $84,908 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $10,983,831.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                    SHARES        VALUE
                                                 ----------    -------------

FOREIGN COMMON STOCKS(b)--95.7%

DENMARK--1.9%
   Danske Bank A/S ADR (Diversified Banks)           65,600    $   2,013,671
                                                               -------------

FINLAND--4.1%
   Nokia Oyj Sponsored ADR (Communications
     Equipment)                                     259,100        4,381,381
                                                               -------------

FRANCE--12.6%
   AXA Sponsored ADR (Multi-line
     Insurance)                                      81,300        2,238,189
   Sanofi-aventis ADR (Pharmaceuticals)              52,696        2,189,519
   Societe Generale SA Sponsored ADR
     (Diversified Banks)                            145,200        3,324,383
   Total SA Sponsored ADR (Integrated Oil
     & Gas)                                          26,400        3,585,648
   Vivendi Universal SA Sponsored ADR
     (Movies & Entertainment)                        63,000        2,061,990
                                                               -------------
                                                                  13,399,729
                                                               -------------

GERMANY--4.8%
   Schering AG ADR (Pharmaceuticals)                 32,300        2,047,820
   Siemens AG ADR (Industrial
     Conglomerates)                                  40,200        3,108,666
                                                               -------------
                                                                   5,156,486
                                                               -------------

IRELAND--2.0%
   Allied Irish Banks plc Sponsored ADR
     (Diversified Banks)                             49,800        2,126,460
                                                               -------------

ITALY--5.3%
   ENI S.p.A. Sponsored ADR (Integrated
     Oil & Gas)                                      23,800        3,524,780
   Sanpaolo IMI S.p.A. Sponsored ADR
     (Diversified Banks)                             69,600        2,165,256
                                                               -------------
                                                                   5,690,036
                                                               -------------

JAPAN--10.1%
   CANON, Inc. Sponsored ADR (Office
     Electronics)                                    59,700        3,239,322
   Hoya Corp. Sponsored ADR (Electronic
     Equipment Manufacturers)                         9,200        1,224,069
   Kao Corp. Sponsored ADR (Personal
     Products)                                       12,200        3,008,558
   Nomura Holdings, Inc. ADR (Investment
     Banking & Brokerage)                           210,000        3,263,400
                                                               -------------
                                                                  10,735,349
                                                               -------------

                                                    SHARES        VALUE
                                                 ----------    -------------

NETHERLANDS--2.8%
   Heinekin NV ADR (Brewers)                         92,500    $   2,978,759
                                                               -------------

SWITZERLAND--15.8%
   Compagnie Financiere Richemont AG
     Sponsored ADR (Apparel, Accessories &
     Luxury Goods)                                   60,300        2,397,034
   Credit Suisse Group Sponsored ADR
     (Diversified Capital Markets)                   69,800        3,104,704
   Nestle S.A. Sponsored ADR (Packaged
     Foods & Meats)                                  45,000        3,307,153
   Novartis AG ADR (Pharmaceuticals)                 41,200        2,101,200
   Swiss Re Sponsored ADR (Reinsurance)              28,500        1,878,999
   UBS AG Registered Shares (Diversified
     Capital Markets)                                47,200        4,035,600
                                                               -------------
                                                                  16,824,690
                                                               -------------

UNITED KINGDOM--33.1%
   Barclays plc Sponsored ADR (Diversified
     Banks)                                          91,800        3,743,604
   BP plc Sponsored ADR (Integrated Oil &
     Gas)                                            48,600        3,443,310
   Cadbury Schweppes plc Sponsored ADR
     (Packaged Foods & Meats)                       106,400        4,333,672
   Diageo plc Sponsored ADR (Distillers &
     Vintners)                                       51,500        2,987,515
   GlaxoSmithKline plc ADR
     (Pharmaceuticals)                               85,400        4,379,312
   HSBC Holdings plc Sponsored ADR
     (Diversified Banks)                             51,400        4,175,222
   Imperial Tobacco Group plc ADR
     (Tobacco)                                       36,900        2,145,735
   Tesco plc Sponsored ADR (Food Retail)            110,300        1,811,799
   Unilever plc Sponsored ADR (Packaged
     Foods & Meats)                                 102,600        4,331,772
   Vodafone Group plc Sponsored ADR
     (Wireless Telecommunication Services)          150,900        3,918,873
                                                               -------------
                                                                  35,270,814
                                                               -------------

UNITED STATES--3.2%
   Royal Dutch Shell plc ADR Class A
     (Integrated Oil & Gas)                          51,600        3,387,024
                                                               -------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $86,086,168)                                 101,964,399
                                                               -------------
TOTAL LONG TERM INVESTMENTS--95.7%
   (Identified cost $86,086,168)                                 101,964,399
                                                               -------------

                     See Notes to Schedules of Investments

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                 ----------    -------------

SHORT-TERM INVESTMENTS--4.9%

U.S. TREASURY BILLS--4.9%
   U.S. Treasury Bill 3.225%, 10/6/05              $    178    $     177,920
   U.S. Treasury Bill 3.24%, 10/6/05                    621          620,721
   U.S. Treasury Bill 3.265%, 10/6/05                   109          108,951
   U.S. Treasury Bill 3.27%, 10/6/05                     13           12,994
   U.S. Treasury Bill 3.276%, 10/6/05                   907          906,587
   U.S. Treasury Bill 3.282%, 10/6/05                   246          245,888
   U.S. Treasury Bill 3.292%, 10/6/05                   857          856,608
   U.S. Treasury Bill 3.293%, 10/6/05                    83           82,962
   U.S. Treasury Bill 3.301%, 10/6/05                   124          123,943
   U.S. Treasury Bill 3.31%, 10/6/05                    288          287,868
   U.S. Treasury Bill 3.34%, 10/6/05                    260          259,879
   U.S. Treasury Bill 3.349%, 11/10/05                   50           49,814
   U.S. Treasury Bill 3.06%, 11/10/05                    15           14,949
   U.S. Treasury Bill 3.115%, 11/10/05                   33           32,886
   U.S. Treasury Bill 3.12%, 11/10/05                   141          140,511
   U.S. Treasury Bill 3.145%, 11/10/05                  134          133,532
   U.S. Treasury Bill 3.15%, 11/10/05                   225          224,213
   U.S. Treasury Bill 3.295%, 11/10/05                  329          327,795
   U.S. Treasury Bill 3.31%, 11/10/05                    41           40,849
   U.S. Treasury Bill 3.32%, 11/10/05                   161          160,406
   U.S. Treasury Bill 3.321%, 11/10/05                  293          291,919
   U.S. Treasury Bill 3.355%, 11/10/05                  122          121,545
                                                               -------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $5,222,740)                                    5,222,740
                                                               -------------

TOTAL INVESTMENTS--100.6%
   (Identified cost $91,308,908)                                 107,187,139(a)
   Other assets and liabilities, net--(0.6)%                        (621,018)
                                                               -------------
NET ASSETS--100.0%                                             $ 106,566,121
                                                               =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,772,629 and gross depreciation of $13 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $91,414,523.

(b) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

               PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Apparel, Accessories & Luxury Goods                 2.4%
Brewers                                             2.9
Communications Equipment                            4.3
Distillers & Vintners                               2.9
Diversified Banks                                  17.2
Diversified Capital Markets                         7.0
Electronic Equipment Manufacturers                  1.2
Food Retail                                         1.8
Industrial Conglomerates                            3.1
Integrated Oil & Gas                               13.7
Investment Banking & Brokerage                      3.2
Movies & Entertainment                              2.0
Multi-line Insurance                                2.2
Office Electronics                                  3.2
Packaged Foods & Meats                             11.7
Personal Products                                   3.0
Pharmaceuticals                                    10.5
Reinsurance                                         1.8
Tobacco                                             2.1
Wireless Telecommunication Services                 3.8
                                                -------
                                                  100.0%
                                                =======

                     See Notes to Schedules of Investments

                          PHOENIX MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                        SHARES          VALUE
                                                       ---------     -----------

DOMESTIC COMMON STOCKS--89.9%

AEROSPACE & DEFENSE--6.6%
   Precision Castparts Corp.                              32,300     $ 1,715,130
   Rockwell Collins, Inc.                                 30,850       1,490,672
                                                                     -----------
                                                                       3,205,802
                                                                     -----------

APPAREL RETAIL--5.8%
   DSW, Inc. Class A(b)                                   59,950       1,270,940
   Urban Outfitters, Inc.(b)                              52,600       1,546,440
                                                                     -----------
                                                                       2,817,380
                                                                     -----------

APPAREL, ACCESSORIES & LUXURY GOODS--4.5%
   Carter's, Inc.                                         12,600         715,554
   Polo Ralph Lauren Corp.                                29,400       1,478,820
                                                                     -----------
                                                                       2,194,374
                                                                     -----------

APPLICATION SOFTWARE--3.9%
   Autodesk, Inc.                                         40,900       1,899,396
                                                                     -----------

ASSET MANAGEMENT & CUSTODY BANKS--1.5%
   Price (T.Rowe) Group, Inc.                             11,400         744,420
                                                                     -----------

BIOTECHNOLOGY--3.4%
   Protein Design Labs, Inc.(b)                           58,190       1,629,320
                                                                     -----------

BROADCASTING & CABLE TV--3.3%
   XM Satellite Radio Holdings, Inc. Class A(b)           44,300       1,590,813
                                                                     -----------

CATALOG RETAIL--1.4%
   Coldwater Creek, Inc.(b)                               26,550         669,591
                                                                     -----------

COMMUNICATIONS EQUIPMENT--3.0%
   Comverse Technology, Inc.(b)                           56,450       1,482,941
                                                                     -----------

COMPUTER STORAGE & PERIPHERALS--2.2%
   SanDisk Corp.(b)                                       22,350       1,078,388
                                                                     -----------

CONSUMER ELECTRONICS--1.5%
   Harman International Industries, Inc.                   7,350         751,685
                                                                     -----------

EDUCATION SERVICES--3.0%
   Bright Horizons Family Solutions, Inc.(b)              37,750       1,449,600
                                                                     -----------

HEALTH CARE EQUIPMENT--6.9%
   Intuitive Surgical, Inc.(b)                            21,150       1,550,083
   ResMed, Inc.(b)                                        22,900       1,823,985
                                                                     -----------
                                                                       3,374,068
                                                                     -----------

                                                        SHARES          VALUE
                                                       ---------     -----------

HEALTH CARE FACILITIES--3.4%
   Sunrise Senior Living, Inc.(b)                         24,800     $ 1,655,152
                                                                     -----------

HEALTH CARE SERVICES--3.5%
   Psychiatric Solutions, Inc.(b)                         31,750       1,721,802
                                                                     -----------

HOTELS, RESORTS & CRUISE LINES--2.5%
   Royal Caribbean Cruises Ltd.                           27,700       1,196,640
                                                                     -----------

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.0%
   Robert Half International, Inc.                        40,700       1,448,513
                                                                     -----------

INTEGRATED OIL & GAS--2.8%
   Murphy Oil Corp.                                       27,200       1,356,464
                                                                     -----------

INTERNET SOFTWARE & SERVICES--3.6%
   Openwave Systems, Inc.(b)                              58,650       1,054,527
   Websense, Inc.(b)                                      14,000         716,940
                                                                     -----------
                                                                       1,771,467
                                                                     -----------

IT CONSULTING & OTHER SERVICES--3.1%
   SRA International, Inc. Class A(b)                     42,600       1,511,448
                                                                     -----------

LEISURE FACILITIES--2.9%
   Life Time Fitness, Inc.(b)                             43,200       1,431,648
                                                                     -----------

MANAGED HEALTH CARE--3.0%
   WellCare Health Plans, Inc.(b)                         39,200       1,452,360
                                                                     -----------

OIL & GAS EXPLORATION & PRODUCTION--3.7%
   Range Resources Corp.                                  46,300       1,787,643
                                                                     -----------

RESTAURANTS--3.0%
   Panera Bread Co. Class A(b)                            18,550         949,389
   Red Robin Gourmet Burgers, Inc.                        10,750         492,780
                                                                     -----------
                                                                       1,442,169
                                                                     -----------

SYSTEMS SOFTWARE--2.1%
   MICROS Systems, Inc.(b)                                23,350       1,021,563
                                                                     -----------

WIRELESS TELECOMMUNICATION SERVICES--6.3%
   Nextel Partners, Inc. Class A(b)                       56,150       1,409,365
   NII Holdings, Inc.(b)                                  19,350       1,634,107
                                                                     -----------
                                                                       3,043,472
                                                                     -----------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $41,105,774)                                      43,728,119
                                                                     -----------

FOREIGN COMMON STOCKS(c)--6.0%

APPLICATION SOFTWARE--3.3%
   Cognos, Inc. (United States)(b)                        40,950       1,594,184
                                                                     -----------

                     See Notes to Schedules of Investments

                                                     SHARES         VALUE
                                                    ---------    -----------

OIL & GAS DRILLING--2.7%
   Nabors Industries Ltd. (United States)(b)           18,700    $  1,343,221
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $2,702,496)                                     2,937,405
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--95.9%
   (Identified cost $43,808,270)                                   46,665,524
                                                                 ------------

SHORT-TERM INVESTMENTS--5.4%

MONEY MARKET MUTUAL FUNDS--2.0%
   SSgA Money Market Fund (3.36% seven day
     effective yield)                                 972,000         972,000
                                                                 ------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

REPURCHASE AGREEMENTS--3.4%
   State Street Bank and Trust Co. repurchase
     agreement 1.70% dated 9/30/05, due 10/3/05,
     repurchase price $1,672,237, collateralized
     by U.S. Treasury Bond 8%, 11/15/21 market
     value $1,711,100.                                 $1,672       1,672,000
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $2,644,000)                                     2,644,000
                                                                  -----------

TOTAL INVESTMENTS--101.3%
   (Identified cost $46,452,270)                                   49,309,524(a)
   Other assets and liabilities, net--(1.3)%                         (641,562)
                                                                  -----------
NET ASSETS--100.0%                                                $48,667,962
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,801,398 and gross depreciation of $955,482 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $46,463,608.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

                         PHOENIX-NORTHERN DOW 30 SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                      SHARES         VALUE
                                                    ----------    -----------

DOMESTIC COMMON STOCKS--98.4%

AEROSPACE & DEFENSE--11.7%
   Boeing Co. (The)                                     18,684    $ 1,269,578
   Honeywell International, Inc.                        18,684        700,650
   United Technologies Corp.                            18,684        968,578
                                                                  -----------
                                                                    2,938,806
                                                                  -----------

ALUMINUM--1.8%
   Alcoa, Inc.                                          18,684        456,263
                                                                  -----------

AUTOMOBILE MANUFACTURERS--2.3%
   General Motors Corp.                                 18,684        571,917
                                                                  -----------

COMPUTER HARDWARE--8.1%
   Hewlett-Packard Co.                                  18,684        545,573
   International Business Machines Corp.(b)             18,684      1,498,830
                                                                  -----------
                                                                    2,044,403
                                                                  -----------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--4.3%
   Caterpillar, Inc.                                    18,684      1,097,685
                                                                  -----------

CONSUMER FINANCE--4.3%
   American Express Co.                                 18,684      1,073,209
                                                                  -----------

DIVERSIFIED CHEMICALS--2.9%
   Du Pont (E.I.) de Nemours & Co.                      18,684        731,852
                                                                  -----------

HOME IMPROVEMENT RETAIL--2.8%
   Home Depot, Inc. (The)                               18,684        712,608
                                                                  -----------

HOUSEHOLD PRODUCTS--4.4%
   Procter & Gamble Co. (The)                           18,684      1,110,951
                                                                  -----------

HYPERMARKETS & SUPER CENTERS--3.2%
   Wal-Mart Stores, Inc.                                18,684        818,733
                                                                  -----------

INDUSTRIAL CONGLOMERATES--7.9%
   3M Co.                                               18,684      1,370,658
   General Electric Co.                                 18,684        629,091
                                                                  -----------
                                                                    1,999,749
                                                                  -----------

INTEGRATED OIL & GAS--4.7%
   Exxon Mobil Corp.                                    18,684      1,187,181
                                                                  -----------

INTEGRATED TELECOMMUNICATION SERVICES--4.2%
   SBC Communications, Inc.                             18,684        447,855
   Verizon Communications, Inc.                         18,684        610,780
                                                                  -----------
                                                                    1,058,635
                                                                  -----------

                                                      SHARES         VALUE
                                                    ----------    -----------

MOVIES & ENTERTAINMENT--1.8%
   Walt Disney Co. (The)                                18,684    $   450,845
                                                                  -----------

MULTI-LINE INSURANCE--4.6%
   American International Group, Inc.                   18,684      1,157,661
                                                                  -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--5.9%
   Citigroup, Inc.                                      18,684        850,496
   JPMorgan Chase & Co.                                 18,684        633,948
                                                                  -----------
                                                                    1,484,444
                                                                  -----------

PHARMACEUTICALS--8.6%
   Johnson & Johnson                                    18,684      1,182,324
   Merck & Co., Inc.                                    18,684        508,392
   Pfizer, Inc.                                         18,684        466,539
                                                                  -----------
                                                                    2,157,255
                                                                  -----------

RESTAURANTS--2.5%
   McDonald's Corp.                                     18,684        625,727
                                                                  -----------

SEMICONDUCTORS--1.8%
   Intel Corp.                                          18,684        460,561
                                                                  -----------

SOFT DRINKS--3.2%
   Coca-Cola Co. (The)                                  18,684        806,962
                                                                  -----------

SYSTEMS SOFTWARE--1.9%
   Microsoft Corp.                                      18,684        480,739
                                                                  -----------

TOBACCO--5.5%
   Altria Group, Inc.                                   18,684      1,377,198
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $23,020,450)                                   24,803,384
                                                                  -----------

EXCHANGE TRADED FUNDS--0.4%
   DIAMONDS Trust, Series I                                916         96,867
                                                                  -----------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $95,186)                                           96,867
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--98.8%
   (Identified cost $23,115,636)                                   24,900,251
                                                                  -----------

                     See Notes to Schedules of Investments

                         PHOENIX-NORTHERN DOW 30 SERIES

                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                    ----------    -----------

SHORT-TERM INVESTMENTS--0.1%

U.S. TREASURY BILLS--0.1%
   U.S. Treasury Bill 3.23%, 12/1/05(b)                $    35    $    34,814
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $34,810)                                           34,814
                                                                  -----------

TOTAL INVESTMENTS--98.9%
   (Identified cost $23,150,446)                                   24,935,065(a)
   Other assets and liabilities, net--1.1%                            281,317
                                                                  -----------
NET ASSETS--100.0%                                                $25,216,382
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,940,788 and gross depreciation of $2,168,476 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $24,162,753.

(b)   All or a portion segregated as collateral for futures contracts.

                     See Notes to Schedules of Investments

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                          SHARES        VALUE
                                                        ---------    -----------
DOMESTIC COMMON STOCKS--92.2%

ADVERTISING--0.3%
   Lamar Advertising Co. Class A(b)                         1,525    $    69,174
                                                                     -----------

AIR FREIGHT & LOGISTICS--0.9%
   Expeditors International of
     Washington, Inc.                                       1,848        104,930
   Robinson (C.H.) Worldwide, Inc.                          1,494         95,795
                                                                     -----------
                                                                         200,725
                                                                     -----------

ALTERNATIVE CARRIERS--0.1%
   Level 3 Communications, Inc.(b)                         12,179         28,255
                                                                     -----------

APPAREL RETAIL--0.3%
   Ross Stores, Inc.                                        2,542         60,245
                                                                     -----------

APPLICATION SOFTWARE--3.2%
   Autodesk, Inc.                                           4,202        195,141
   BEA Systems, Inc.(b)                                     6,433         57,768
   Citrix Systems, Inc.(b)                                  3,574         89,851
   Intuit, Inc.(b)                                          4,031        180,629
   Mercury Interactive Corp.(b)                             1,628         64,469
   Siebel Systems, Inc.                                    10,803        111,595
   Synopsys, Inc.(b)                                        2,349         44,396
                                                                     -----------
                                                                         743,849
                                                                     -----------

BIOTECHNOLOGY--10.6%
   Amgen, Inc.(b)                                          10,154        808,969
   Biogen Idec, Inc.(b)                                     6,494        256,383
   Celgene Corp.(b)                                         2,939        159,647
   Chiron Corp.                                             4,639        202,353
   Genzyme Corp.(b)                                         5,681        406,987
   Gilead Sciences, Inc.(b)                                 7,928        386,569
   Invitrogen Corp.(b)                                        880         66,202
   MedImmune, Inc.                                          4,654        156,607
   Millennium Pharmaceuticals, Inc.(b)                      5,975         55,747
                                                                     -----------
                                                                       2,499,464
                                                                     -----------

BROADCASTING & CABLE TV--4.4%
   Comcast Corp. Class A(b)                                16,839        494,730
   EchoStar Communications Corp. Class A                    3,884        114,850
   Liberty Global, Inc. Class A(b)                          4,263        115,442
   Sirius Satellite Radio, Inc.(b)                         25,389        166,298
   XM Satellite Radio Holdings, Inc.
     Class A(b)                                             4,040        145,076
                                                                     -----------
                                                                       1,036,396
                                                                     -----------

                                                          SHARES        VALUE
                                                        ---------    -----------

CASINOS & GAMING--0.4%
   Wynn Resorts Ltd.                                        1,915    $    86,462
                                                                     -----------

COMMUNICATIONS EQUIPMENT--11.3%
   Cisco Systems, Inc.(b)                                  40,312        722,794
   Comverse Technology, Inc.(b)                             3,671         96,437
   JDS Uniphase Corp.(b)                                   33,323         73,977
   Juniper Networks, Inc.(b)                                6,507        154,802
   QUALCOMM, Inc.                                          34,826      1,558,463
   Tellabs, Inc.(b)                                         4,503         47,372
                                                                     -----------
                                                                       2,653,845
                                                                     -----------

COMPUTER HARDWARE--7.4%
   Apple Computer, Inc.(b)                                 20,436      1,095,574
   Dell, Inc.(b)                                           15,573        532,596
   Sun Microsystems, Inc.                                  26,191        102,669
                                                                     -----------
                                                                       1,730,839
                                                                     -----------

COMPUTER STORAGE & PERIPHERALS--1.5%
   Network Appliance, Inc.(b)                               6,793        161,266
   QLogic Corp.(b)                                          1,633         55,848
   SanDisk Corp.(b)                                         2,944        142,048
                                                                     -----------
                                                                         359,162
                                                                     -----------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.0%
   PACCAR, Inc.                                             3,393        230,351
                                                                     -----------

DATA PROCESSING & OUTSOURCED SERVICES--1.8%
   Fiserv, Inc.(b)                                          4,155        190,590
   Paychex, Inc.                                            6,348        235,384
                                                                     -----------
                                                                         425,974
                                                                     -----------

DEPARTMENT STORES--1.6%
   Sears Holdings Corp.(b)                                  3,045        378,859
                                                                     -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
   Cintas Corp.                                             3,567        146,425
                                                                     -----------

EDUCATION SERVICES--1.2%
   Apollo Group, Inc. Class A                               3,224        214,041
   Career Education Corp.(b)                                1,849         65,751
                                                                     -----------
                                                                         279,792
                                                                     -----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
   American Power Conversion Corp.                          3,449         89,329
                                                                     -----------

ELECTRONIC MANUFACTURING SERVICES--0.4%
   Molex, Inc.                                              1,747         46,610

                     See Notes to Schedules of Investments

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                                                          SHARES        VALUE
                                                        ---------    -----------

ELECTRONIC MANUFACTURING SERVICES--(CONTINUED)
   Sanmina-SCI Corp.(b)                                     9,907    $    42,501
                                                                     -----------
                                                                          89,111
                                                                     -----------

FOOD RETAIL--0.7%
   Whole Foods Market, Inc.                                 1,165        156,634
                                                                     -----------

GENERAL MERCHANDISE STORES--0.2%
   Dollar Tree Stores, Inc.                                 1,842         39,879
                                                                     -----------

HEALTH CARE DISTRIBUTORS--0.4%
   Patterson Cos., Inc.(b)                                  2,334         93,430
                                                                     -----------

HEALTH CARE EQUIPMENT--0.9%
   Biomet, Inc.                                             5,933        205,935
                                                                     -----------

HEALTH CARE SERVICES--0.9%
   Express Scripts, Inc.(b)                                 2,342        145,672
   Lincare Holdings, Inc.(b)                                1,672         68,636
                                                                     -----------
                                                                         214,308
                                                                     -----------

HEALTH CARE SUPPLIES--0.3%
   DENTSPLY International, Inc.                             1,344         72,603
                                                                     -----------

HOME ENTERTAINMENT SOFTWARE--1.3%
   Electronic Arts, Inc.(b)                                 5,402        307,320
                                                                     -----------

HOMEFURNISHING RETAIL--1.2%
   Bed Bath & Beyond, Inc.(b)                               7,022        282,144
                                                                     -----------

HYPERMARKETS & SUPER CENTERS--0.8%
   Costco Wholesale Corp.                                   4,456        192,009
                                                                     -----------

INTEGRATED TELECOMMUNICATION SERVICES--1.1%
   MCI, Inc.                                                6,276        159,222
   NTL, Inc.(b)                                             1,639        109,485
                                                                     -----------
                                                                         268,707
                                                                     -----------

INTERNET RETAIL--4.7%
   Amazon.com, Inc.(b)                                      4,829        218,754
   eBay, Inc.(b)                                           17,828        734,513
   IAC/InterActiveCorp(b)                                   6,217        157,601
                                                                     -----------
                                                                       1,110,868
                                                                     -----------

INTERNET SOFTWARE & SERVICES--2.1%
   VeriSign, Inc.(b)                                        4,413         94,306
   Yahoo!, Inc.(b)                                         11,959        404,692
                                                                     -----------
                                                                         498,998
                                                                     -----------

IT CONSULTING & OTHER SERVICES--0.5%
   Cognizant Technology Solutions Corp.
     Class A(b)                                             2,351        109,533
                                                                     -----------

                                                          SHARES        VALUE
                                                        ---------    -----------

MOVIES & ENTERTAINMENT--0.4%
   Pixar, Inc.(b)                                           2,106    $    93,738
                                                                     -----------

PAPER PACKAGING--0.2%
   Smurfit-Stone Container Corp.(b)                         4,395         45,532
                                                                     -----------

PHARMACEUTICALS--0.4%
   Sepracor, Inc.(b)                                        1,807        106,595
                                                                     -----------

RESTAURANTS--2.0%
   Starbucks Corp.(b)                                       9,433        472,593
                                                                     -----------

SEMICONDUCTOR EQUIPMENT--2.5%
   Applied Materials, Inc.                                 14,815        251,263
   KLA-Tencor Corp.                                         4,228        206,157
   Lam Research Corp.(b)                                    2,488         75,809
   Novellus Systems, Inc.(b)                                2,494         62,550
                                                                     -----------
                                                                         595,779
                                                                     -----------

SEMICONDUCTORS--9.9%
   Altera Corp.(b)                                          9,252        176,806
   Broadcom Corp. Class A(b)                                4,547        213,300
   Intel Corp.                                             37,671        928,590
   Intersil Corp. Class A                                   2,734         59,547
   Linear Technology Corp.                                  7,240        272,152
   Maxim Integrated Products, Inc.                          8,114        346,062
   Microchip Technology, Inc.                               3,071         92,498
   Xilinx, Inc.                                             8,186        227,980
                                                                     -----------
                                                                       2,316,935
                                                                     -----------

SPECIALTY CHEMICALS--0.3%
   Sigma-Aldrich Corp.                                      1,145         73,349
                                                                     -----------

SPECIALTY STORES--1.0%
   PETsMART, Inc.                                           2,511         54,690
   Staples, Inc.                                            8,716        185,825
                                                                     -----------
                                                                         240,515
                                                                     -----------

SYSTEMS SOFTWARE--12.3%
   Adobe Systems, Inc.                                      8,518        254,262
   Microsoft Corp.(c)                                      65,097      1,674,946
   Oracle Corp.(b)                                         38,034        471,241
   Symantec Corp.(b)                                       22,115        501,120
                                                                     -----------
                                                                       2,901,569
                                                                     -----------

TECHNOLOGY DISTRIBUTORS--0.4%
   CDW Corp.                                                1,479         87,143
                                                                     -----------

TRADING COMPANIES & DISTRIBUTORS--0.3%
   Fastenal Co.                                             1,275         77,890
                                                                     -----------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $17,721,841)                                      21,672,263
                                                                     -----------

                     See Notes to Schedules of Investments

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                                                       SHARES        VALUE
                                                     ---------    -----------

FOREIGN COMMON STOCKS(d)--5.2%

COMMUNICATIONS EQUIPMENT--1.3%
   Research In Motion Ltd. (United
     States)(b)                                          3,370    $   230,508
   Telefonaktiebolaget LM Ericsson
     Sponsored ADR (Sweden)                              1,953         71,948
                                                                  -----------
                                                                      302,456
                                                                  -----------

CONSUMER ELECTRONICS--0.5%
   Garmin Ltd. (United States)                           1,766        119,788
                                                                  -----------

ELECTRONIC MANUFACTURING SERVICES--0.6%
   Flextronics International Ltd.
     (Singapore)(b)                                     10,962        140,862
                                                                  -----------

PHARMACEUTICALS--1.2%
   Teva Pharmaceutical Industries Ltd.
     Sponsored ADR (United States)                       8,470        283,067
                                                                  -----------

SEMICONDUCTORS--1.2%
   ATI Technologies, Inc. (Canada)(b)                    4,389         61,183
   Marvell Technology Group Ltd. (Japan)(b)              4,723        217,777
                                                                  -----------
                                                                      278,960
                                                                  -----------

SYSTEMS SOFTWARE--0.4%
   Check Point Software Technologies Ltd.
     (United States)(b)                                  4,256        103,506
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $869,794)                                       1,228,639
                                                                  -----------

EXCHANGE TRADED FUNDS--0.2%
   Nasdaq-100 Shares Index Tracking Stock                1,017         40,131
                                                                  -----------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $37,554)                                           40,131
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--97.6%
   (Identified cost $18,629,189)                                   22,941,033
                                                                  -----------

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                     ---------    -----------
SHORT-TERM INVESTMENTS--0.8%

U.S. TREASURY BILLS--0.2%
   U.S. Treasury Bill 3.29%, 12/1/05(c)            $        45         44,761
                                                                  -----------

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                     ---------    -----------

REPURCHASE AGREEMENTS--0.6%
   State Street Bank & Trust Co. repurchase
     agreement 2.20% dated 9/30/05, due
     10/3/05, repurchase price $146,027,
     collateralized by U.S. Treasury Note
     8%, 11/15/21 market value $149,100.           $       146    $   146,000
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $190,752)                                         190,761
                                                                  -----------

TOTAL INVESTMENTS--98.4%
   (Identified cost $18,819,941)                                   23,131,794(a)
   Other assets and liabilities, net--1.6%                            374,485
                                                                  -----------
NET ASSETS--100.0%                                                $23,506,279
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,206,231 and gross depreciation of $590,023 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $22,515,586.

(b)   Non-income producing.

(c)   All or a portion segregated as collateral for futures contracts.

(d) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------    -----------
DOMESTIC COMMON STOCKS--96.1%

ADVERTISING--1.4%
   Interpublic Group of Cos., Inc. (The)                  147,300    $ 1,714,572
                                                                     -----------

AEROSPACE & DEFENSE--2.9%
   Goodrich Corp.                                          43,300      1,919,922
   Moog, Inc. Class A(b)                                   51,900      1,532,088
                                                                     -----------
                                                                       3,452,010
                                                                     -----------

AGRICULTURAL PRODUCTS--0.7%
   Corn Products International, Inc.                       40,000        806,800
                                                                     -----------

APPAREL RETAIL--2.0%
   Payless ShoeSource, Inc.(b)                            137,400      2,390,760
                                                                     -----------

APPAREL, ACCESSORIES & LUXURY GOODS--3.3%
   Jones Apparel Group, Inc.                               50,900      1,450,650
   Liz Claiborne, Inc.                                     41,800      1,643,576
   VF Corp.                                                14,900        863,753
                                                                     -----------
                                                                       3,957,979
                                                                     -----------

AUTO PARTS & EQUIPMENT--5.0%
   American Axle & Manufacturing
     Holdings, Inc.                                        25,000        577,000
   ArvinMeritor, Inc.                                      40,600        678,832
   BorgWarner, Inc.                                        31,000      1,750,260
   Dana Corp.                                              95,200        895,832
   TRW Automotive Holdings Corp.(b)                        70,800      2,077,272
                                                                     -----------
                                                                       5,979,196
                                                                     -----------

AUTOMOTIVE RETAIL--1.3%
   AutoNation, Inc.(b)                                     78,900      1,575,633
                                                                     -----------

COMMUNICATIONS EQUIPMENT--1.3%
   ADC Telecommunications, Inc.(b)                          4,757        108,745
   Andrew Corp.                                           131,600      1,467,340
                                                                     -----------
                                                                       1,576,085
                                                                     -----------

CONSTRUCTION & ENGINEERING--4.5%
   Quanta Services, Inc.(b)                               189,200      2,414,192
   URS Corp.(b)                                            73,500      2,968,665
                                                                     -----------
                                                                       5,382,857
                                                                     -----------

CONSTRUCTION MATERIALS--0.6%
   Texas Industries, Inc.                                  14,100        767,040
                                                                     -----------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.6%
   PACCAR, Inc.                                            23,100      1,568,259

                                                         SHARES         VALUE
                                                       ----------    -----------

DOMESTIC COMMON STOCKS (CONTINUED)

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS (CONTINUED)
   Terex Corp.(b)                                          31,600    $ 1,561,988
                                                                     -----------
                                                                       3,130,247
                                                                     -----------

DISTRIBUTORS--1.4%
   Hughes Supply, Inc.                                     50,600      1,649,560
                                                                     -----------

ELECTRIC UTILITIES--2.7%
   Allegheny Energy, Inc.(b)                               62,000      1,904,640
   Northeast Utilities                                     66,700      1,330,665
                                                                     -----------
                                                                       3,235,305
                                                                     -----------

ELECTRICAL COMPONENTS & EQUIPMENT--1.7%
   Cooper Industries Ltd. Class A                          30,000      2,074,200
                                                                     -----------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.0%
   Vishay Intertechnology, Inc.(b)                        102,578      1,225,807
                                                                     -----------

ELECTRONIC MANUFACTURING SERVICES--1.1%
   Sanmina-SCI Corp.(b)                                   167,000        716,430
   Solectron Corp.(b)                                     154,400        603,704
                                                                     -----------
                                                                       1,320,134
                                                                     -----------

FOOD DISTRIBUTORS--1.5%
   Performance Food Group Co.(b)                           57,800      1,824,168
                                                                     -----------

FOOD RETAIL--0.2%
   SUPERVALU, Inc.                                         10,000        311,200
                                                                     -----------

HEALTH CARE DISTRIBUTORS--1.7%
   Owens & Minor, Inc.                                     69,100      2,028,085
                                                                     -----------

HEALTH CARE EQUIPMENT--1.5%
   PerkinElmer, Inc.                                       88,700      1,806,819
                                                                     -----------

HOMEBUILDING--1.9%
   Beazer Homes USA, Inc.                                  40,200      2,358,534
                                                                     -----------

HYPERMARKETS & SUPER CENTERS--1.4%
   BJ's Wholesale Club, Inc.(b)                            60,900      1,693,020
                                                                     -----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.5%
   Constellation Energy Group, Inc.                        30,000      1,848,000
                                                                     -----------

INDUSTRIAL MACHINERY--2.6%
   Harsco Corp.                                            15,300      1,003,221
   Mueller Industries, Inc.                                12,500        347,125
   SPX Corp.                                               38,800      1,782,860
                                                                     -----------
                                                                       3,133,206
                                                                     -----------

                     See Notes to Schedules of Investments

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                         SHARES         VALUE
                                                       ----------    -----------

DOMESTIC COMMON STOCKS (CONTINUED)

INTEGRATED OIL & GAS--1.7%
   Amerada Hess Corp.                                      14,800    $ 2,035,000
                                                                     -----------

INVESTMENT BANKING & BROKERAGE--1.9%
   Edwards (A.G.), Inc.                                    51,300      2,247,453
                                                                     -----------

LIFE & HEALTH INSURANCE--1.3%
   StanCorp Financial Group, Inc.                          18,100      1,524,020
                                                                     -----------

MANAGED HEALTH CARE--0.8%
   PacifiCare Health Systems(b)                            12,700      1,013,206
                                                                     -----------

METAL & GLASS CONTAINERS--2.6%
   Ball Corp.                                              20,600        756,844
   Owens-Illinois, Inc.(b)                                 56,000      1,154,720
   Silgan Holdings, Inc.                                   38,400      1,277,184
                                                                     -----------
                                                                       3,188,748
                                                                     -----------

MULTI-UTILITIES--3.7%
   PNM Resources, Inc.                                     47,850      1,371,859
   Puget Energy, Inc.                                      54,200      1,272,616
   Wisconsin Energy Corp.                                  29,800      1,189,616
   WPS Resources Corp.                                     10,500        606,900
                                                                     -----------
                                                                       4,440,991
                                                                     -----------

OFFICE SERVICES & SUPPLIES--1.8%
   IKON Office Solutions, Inc.                            125,300      1,250,494
   United Stationers, Inc.(b)                              19,100        914,126
                                                                     -----------
                                                                       2,164,620
                                                                     -----------

OIL & GAS DRILLING--1.7%
   Rowan Cos., Inc.                                        38,000      1,348,620
   Todco Class A                                           16,200        675,702
                                                                     -----------
                                                                       2,024,322
                                                                     -----------

OIL & GAS EQUIPMENT & SERVICES--1.7%
   SEACOR Holdings, Inc.(b)                                27,800      2,017,724
                                                                     -----------

OIL & GAS EXPLORATION & PRODUCTION--1.6%
   Pogo Producing Co.                                      31,900      1,880,186
                                                                     -----------

PACKAGED FOODS & MEATS--1.5%
   Del Monte Foods Co.                                    172,000      1,845,560
                                                                     -----------

PROPERTY & CASUALTY INSURANCE--1.4%
   Old Republic International Corp.                        62,800      1,674,876
                                                                     -----------

REGIONAL BANKS--4.6%
   Central Pacific Financial Corp.                         36,000      1,266,480
   Hibernia Corp. Class A                                  27,000        811,080
   Popular, Inc.                                           30,000        726,600
   TD Banknorth, Inc.                                       7,350        221,529

                                                         SHARES         VALUE
                                                       ----------    -----------

DOMESTIC COMMON STOCKS (CONTINUED)

REGIONAL BANKS (CONTINUED)
   UnionBanCal Corp.                                       23,500    $ 1,638,420
   Whitney Holding Corp.                                   31,500        851,760
                                                                     -----------
                                                                       5,515,869
                                                                     -----------

REITS--0.5%
   FelCor Lodging Trust, Inc.(b)                           39,500        598,425
                                                                     -----------

RESTAURANTS--0.8%
   Jack in the Box, Inc.(b)                                31,500        942,165
                                                                     -----------

SPECIALTY CHEMICALS--2.6%
   Albemarle Corp.                                         14,300        539,110
   Chemtura Corp.                                          60,400        750,168
   Cytec Industries, Inc.                                  42,800      1,856,664
                                                                     -----------
                                                                       3,145,942
                                                                     -----------

SPECIALTY STORES--4.0%
   Borders Group, Inc.                                     74,500      1,651,665
   Office Depot, Inc.(b)                                  109,000      3,237,300
                                                                     -----------
                                                                       4,888,965
                                                                     -----------

STEEL--1.8%
   Chaparral Steel Co.(b)                                  14,100        355,602
   Reliance Steel & Aluminum Co.                           35,000      1,852,550
                                                                     -----------
                                                                       2,208,152
                                                                     -----------

TECHNOLOGY DISTRIBUTORS--2.9%
   Anixter International, Inc.                             25,100      1,012,283
   Arrow Electronics, Inc.(b)                              40,500      1,270,080
   Avnet, Inc.(b)                                          22,800        557,460
   Tech Data Corp.(b)                                      18,000        660,780
                                                                     -----------
                                                                       3,500,603
                                                                     -----------

THRIFTS & MORTGAGE FINANCE--5.8%
   Astoria Financial Corp.                                 51,750      1,367,235
   Commercial Federal Corp.                                28,000        955,920
   MAF Bancorp, Inc.                                       44,000      1,804,000
   Radian Group, Inc.                                      40,100      2,129,310
   Washington Federal, Inc.                                31,806        717,543
                                                                     -----------
                                                                       6,974,008
                                                                     -----------

TOBACCO--1.2%
   Universal Corp.                                         36,300      1,409,529
                                                                     -----------

TRADING COMPANIES & DISTRIBUTORS--1.6%
   GATX Corp.                                              49,100      1,941,905
                                                                     -----------

TRUCKING--2.7%
   CNF, Inc.                                               28,400      1,491,000

                     See Notes to Schedules of Investments

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                    SHARES         VALUE
                                                  ---------    -------------

DOMESTIC COMMON STOCKS (CONTINUED)

TRUCKING (CONTINUED)
   Laidlaw International, Inc.                       72,610    $   1,754,984
                                                               -------------
                                                                   3,245,984
                                                               -------------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
   Centennial Communications Corp.(b)                 5,114           76,608
                                                               -------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $93,525,321)                                 115,746,078
                                                               -------------

FOREIGN COMMON STOCKS(c)--1.6%

ELECTRONIC MANUFACTURING SERVICES--0.3%
   Celestica, Inc. (Canada)(b)                       26,400          298,584
                                                               -------------

REINSURANCE--1.3%
   PartnerRe Ltd. (Bermuda)                           6,700          429,135
   Platinum Underwriters Holdings Ltd.
     (United States)                                 20,000          597,800
   RenaissanceRe Holdings Ltd. (United
     States)                                         13,500          590,355
                                                               -------------
                                                                   1,617,290
                                                               -------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,857,387)                                    1,915,874
                                                               -------------
TOTAL LONG TERM INVESTMENTS--97.7%
   (Identified cost $95,382,708)                                 117,661,952
                                                               -------------

SHORT-TERM INVESTMENTS--3.5%

MONEY MARKET MUTUAL FUNDS--3.5%
   SSgA Money Market Fund (3.36% seven
     day effective yield)                         4,166,089        4,166,089
                                                               -------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $4,166,089)                                    4,166,089
                                                               -------------

TOTAL INVESTMENTS--101.2%
   (Identified cost $99,548,797)                                 121,828,041(a)
   Other assets and liabilities, net--(1.2)%                      (1,457,560)
                                                               -------------
NET ASSETS--100.0%                                             $ 120,370,481
                                                               =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $25,754,746 and gross depreciation of $3,475,502 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $99,548,797.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ---------    ------------

DOMESTIC COMMON STOCKS--94.6%

AEROSPACE & DEFENSE--3.2%
   Curtiss-Wright Corp.                                   17,200    $  1,061,412
   Esterline Technologies Corp.(b)                        12,600         477,414
   Moog, Inc. Class A(b)                                  28,925         853,866
                                                                    ------------
                                                                       2,392,692
                                                                    ------------

AIRLINES--1.1%
   Alaska Air Group, Inc.(b)                              28,000         813,680
                                                                    ------------

APPAREL RETAIL--3.6%
   Payless ShoeSource, Inc.(b)                            73,500       1,278,900
   Too, Inc.(b)                                           50,700       1,390,701
                                                                    ------------
                                                                       2,669,601
                                                                    ------------

APPAREL, ACCESSORIES & LUXURY GOODS--1.4%
   Phillips-Van Heusen Corp.                              33,950       1,053,129
                                                                    ------------

AUTO PARTS & EQUIPMENT--3.8%
   American Axle & Manufacturing
     Holdings, Inc.                                       15,600         360,048
   ArvinMeritor, Inc.                                     10,600         177,232
   BorgWarner, Inc.                                       13,800         779,148
   Dana Corp.                                             50,600         476,146
   TRW Automotive Holdings Corp.(b)                       36,600       1,073,844
                                                                    ------------
                                                                       2,866,418
                                                                    ------------

AUTOMOTIVE RETAIL--0.9%
   Sonic Automotive, Inc.                                 32,050         712,151
                                                                    ------------

CASINOS & GAMING--1.0%
   Aztar Corp.(b)                                         24,400         751,764
                                                                    ------------

COMMUNICATIONS EQUIPMENT--2.6%
   ADC Telecommunications, Inc.(b)                        22,385         511,721
   Andrew Corp.                                           79,300         884,195
   Black Box Corp.                                        12,800         537,088
                                                                    ------------
                                                                       1,933,004
                                                                    ------------

CONSTRUCTION & ENGINEERING--5.3%
   Granite Construction, Inc.                             32,700       1,250,448
   Quanta Services, Inc.(b)                               91,000       1,161,160
   URS Corp.(b)                                           39,300       1,587,327
                                                                    ------------
                                                                       3,998,935
                                                                    ------------

CONSTRUCTION MATERIALS--0.6%
   Texas Industries, Inc.                                  8,500         462,400
                                                                    ------------

                                                         SHARES         VALUE
                                                       ---------    ------------

DOMESTIC COMMON STOCKS (CONTINUED)

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.1%
   Accuride Corp.(b)                                      29,475    $    407,050
   Cascade Corp.                                           1,025          49,917
   Commercial Vehicle Group, Inc.(b)                      17,500         366,450
   Terex Corp.(b)                                         15,500         766,165
                                                                    ------------
                                                                       1,589,582
                                                                    ------------

DISTRIBUTORS--1.0%
   Hughes Supply, Inc.                                    23,000         749,800
                                                                    ------------

DIVERSIFIED METALS & MINING--2.2%
   RTI International Metals, Inc.(b)                      42,700       1,680,245
                                                                    ------------

ELECTRIC UTILITIES--1.2%
   Northeast Utilities                                    43,850         874,808
                                                                    ------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.0%
   C&D Technologies, Inc.                                 45,100         424,391
   Genlyte Group, Inc. (The)(b)                            7,600         365,408
                                                                    ------------
                                                                         789,799
                                                                    ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.9%
   Vishay Intertechnology, Inc.(b)                        55,145         658,983
                                                                    ------------

ELECTRONIC MANUFACTURING SERVICES--1.7%
   CTS Corp.                                              76,100         920,810
   Sanmina-SCI Corp.(b)                                   85,500         366,795
                                                                    ------------
                                                                       1,287,605
                                                                    ------------

FOOD DISTRIBUTORS--1.3%
   Performance Food Group Co.(b)                          30,200         953,112
                                                                    ------------

HEALTH CARE DISTRIBUTORS--1.0%
   Owens & Minor, Inc.                                    26,400         774,840
                                                                    ------------

HEALTH CARE EQUIPMENT--2.3%
   CONMED Corp.(b)                                        30,000         836,400
   PerkinElmer, Inc.                                      44,000         896,280
                                                                    ------------
                                                                       1,732,680
                                                                    ------------

HEALTH CARE FACILITIES--0.7%
   Universal Health Services, Inc. Class B                10,900         519,167
                                                                    ------------

HOMEBUILDING--1.6%
   Beazer Homes USA, Inc.                                 20,400       1,196,868
                                                                    ------------

HYPERMARKETS & SUPER CENTERS--1.3%
   BJ's Wholesale Club, Inc.(b)                           34,200         950,760
                                                                    ------------

                     See Notes to Schedules of Investments

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                         SHARES         VALUE
                                                       ---------    ------------

DOMESTIC COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY--0.8%
   Gardner Denver, Inc.(b)                                 8,000    $    356,800
   Wolverine Tube, Inc.(b)                                28,800         216,000
                                                                    ------------
                                                                         572,800
                                                                    ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.9%
   General Communication, Inc. Class A(b)                 70,500         697,950
                                                                    ------------

INVESTMENT BANKING & BROKERAGE--1.7%
   Edwards (A.G.), Inc.                                   29,000       1,270,490
                                                                    ------------

LEISURE PRODUCTS--1.0%
   Callaway Golf Co.                                      52,000         784,680
                                                                    ------------

LIFE & HEALTH INSURANCE--1.3%
   StanCorp Financial Group, Inc.                         11,700         985,140
                                                                    ------------

MANAGED HEALTH CARE--0.8%
   PacifiCare Health Systems(b)                            7,300         582,394
                                                                    ------------

MARINE--0.6%
   Alexander & Baldwin, Inc.                               9,000         479,160
                                                                    ------------

METAL & GLASS CONTAINERS--1.2%
   Silgan Holdings, Inc.                                  26,400         878,064
                                                                    ------------

MULTI-LINE INSURANCE--0.4%
   American National Insurance Co.                         2,700         321,624
                                                                    ------------

MULTI-UTILITIES--2.1%
   PNM Resources, Inc.                                    27,500         788,425
   Puget Energy, Inc.                                     33,900         795,972
                                                                    ------------
                                                                       1,584,397
                                                                    ------------

OFFICE SERVICES & SUPPLIES--1.8%
   IKON Office Solutions, Inc.                            75,200         750,496
   United Stationers, Inc.(b)                             11,800         564,748
                                                                    ------------
                                                                       1,315,244
                                                                    ------------

OIL & GAS DRILLING--0.3%
   Todco Class A                                           4,600         191,866
                                                                    ------------

OIL & GAS EQUIPMENT & SERVICES--3.3%
   Offshore Logistics, Inc.(b)                            11,700         432,900
   Oil States International, Inc.(b)                      36,200       1,314,422
   SEACOR Holdings, Inc.(b)                               10,200         740,316
                                                                    ------------
                                                                       2,487,638
                                                                    ------------

OIL & GAS EXPLORATION & PRODUCTION--1.9%
   Plains Exploration & Production Co.(b)                 33,900       1,451,598
                                                                    ------------

PACKAGED FOODS & MEATS--1.8%
   Del Monte Foods Co.                                    86,100         923,853

                                                         SHARES         VALUE
                                                       ---------    ------------

DOMESTIC COMMON STOCKS (CONTINUED)

PACKAGED FOODS & MEATS (CONTINUED)
   J & J Snack Foods Corp.                                 7,000    $    404,600
                                                                    ------------
                                                                       1,328,453
                                                                    ------------

PAPER PACKAGING--0.7%
   Rock-Tenn Co. Class A                                  33,000         498,300
                                                                    ------------

PAPER PRODUCTS--0.8%
   Schweitzer-Mauduit International, Inc.                 27,525         614,358
                                                                    ------------

PROPERTY & CASUALTY INSURANCE--1.7%
   American Physicians Capital, Inc.(b)                   18,000         884,340
   Harleysville Group, Inc.                               15,400         369,600
                                                                    ------------
                                                                       1,253,940
                                                                    ------------

REGIONAL BANKS--4.3%
   AmericanWest Bancorp(b)                                16,200         374,544
   Central Pacific Financial Corp.                        22,900         805,622
   Community Bank System, Inc.                            17,600         397,760
   F.N.B. Corp.                                           42,000         725,760
   First Indiana Corp.                                    27,000         919,890
                                                                    ------------
                                                                       3,223,576
                                                                    ------------

REITS--0.4%
   FelCor Lodging Trust, Inc.(b)                          19,500         295,425
                                                                    ------------

RESTAURANTS--0.7%
   Jack in the Box, Inc.(b)                               17,100         511,461
                                                                    ------------

SEMICONDUCTOR EQUIPMENT--0.5%
   Photronics, Inc.(b)                                    18,000         349,200
                                                                    ------------

SPECIALIZED CONSUMER SERVICES--1.0%
   Steiner Leisure Ltd.(b)                                23,200         788,104
                                                                    ------------

SPECIALTY CHEMICALS--2.0%
   Albemarle Corp.                                         8,000         301,600
   Chemtura Corp.                                         28,000         347,760
   Cytec Industries, Inc.                                 19,900         863,262
                                                                    ------------
                                                                       1,512,622
                                                                    ------------

SPECIALTY STORES--1.7%
   Borders Group, Inc.                                    42,000         931,140
   Zale Corp.(b)                                          12,800         347,904
                                                                    ------------
                                                                       1,279,044
                                                                    ------------

STEEL--4.6%
   Chaparral Steel Co.(b)                                  8,500         214,370
   Commercial Metals Co.                                  45,200       1,525,048
   Quanex Corp.                                           11,250         744,975

                     See Notes to Schedules of Investments

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                     SHARES         VALUE
                                                   ---------    ------------

DOMESTIC COMMON STOCKS (CONTINUED)

STEEL (CONTINUED)
   Reliance Steel & Aluminum Co.                      18,700    $    989,791
                                                                ------------
                                                                   3,474,184
                                                                ------------

TECHNOLOGY DISTRIBUTORS--2.5%
   Anixter International, Inc.                         9,400         379,102
   Avnet, Inc.(b)                                      7,800         190,710
   Bell Microproducts, Inc.(b)                        95,518         958,046
   Global Imaging Systems, Inc.(b)                     9,200         313,260
                                                                ------------
                                                                   1,841,118
                                                                ------------

THRIFTS & MORTGAGE FINANCE--4.0%
   Astoria Financial Corp.                            33,750         891,675
   Commercial Federal Corp.                           18,500         631,590
   MAF Bancorp, Inc.                                  20,900         856,900
   Washington Federal, Inc.                           27,604         622,746
                                                                ------------
                                                                   3,002,911
                                                                ------------

TOBACCO--0.9%
   Universal Corp.                                    16,600         644,578
                                                                ------------

TRADING COMPANIES & DISTRIBUTORS--1.5%
   GATX Corp.                                         27,800       1,099,490
                                                                ------------

TRUCKING--5.5%
   Arkansas Best Corp.                                27,300         951,951
   CNF, Inc.                                          17,900         939,750
   Dollar Thrifty Automotive Group, Inc.(b)           37,000       1,245,790
   Laidlaw International, Inc.                        41,000         990,970
                                                                ------------
                                                                   4,128,461
                                                                ------------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
   Centennial Communications Corp.(b)                  3,200          47,936
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $55,473,345)                                  70,908,229
                                                                ------------

FOREIGN COMMON STOCKS(c)--1.7%

ELECTRONIC MANUFACTURING SERVICES--0.2%
   Celestica, Inc. (Canada)(b)                        13,500         152,685
                                                                ------------

PROPERTY & CASUALTY INSURANCE--0.1%
   Aspen Insurance Holdings Ltd.
     (United States)                                   2,700          79,785
                                                                ------------

                                                     SHARES         VALUE
                                                   ---------    ------------

FOREIGN COMMON STOCKS (CONTINUED)

REINSURANCE--1.4%
   PartnerRe Ltd. (Bermuda)                            2,900    $    185,745
   Platinum Underwriters Holdings Ltd.
     (United States)                                  28,300         845,887
                                                                ------------
                                                                   1,031,632
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,232,530)                                    1,264,102
                                                                ------------
TOTAL LONG TERM INVESTMENTS--96.3%
   (Identified cost $56,705,875)                                  72,172,331
                                                                ------------

SHORT-TERM INVESTMENTS--4.2%

MONEY MARKET MUTUAL FUNDS--4.2%
   SSgA Money Market Fund (3.36% seven
     day effective yield)                          3,191,793       3,191,793
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $3,191,793)                                    3,191,793
                                                                ------------

TOTAL INVESTMENTS--100.5%
   (Identified cost $59,897,668)                                  75,364,124(a)
   Other assets and liabilities, net--(0.5)%                        (378,264)
                                                                ------------
NET ASSETS--100.0%                                              $ 74,985,860
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $17,728,464 and gross depreciation of $2,274,862 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $59,910,522.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

                         PHOENIX STRATEGIC THEME SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ---------     -----------

DOMESTIC COMMON STOCKS--90.1%

AEROSPACE & DEFENSE--6.6%
   Precision Castparts Corp.                              39,500     $ 2,097,450
   Rockwell Collins, Inc.                                 37,700       1,821,664
                                                                     -----------
                                                                       3,919,114
                                                                     -----------

APPAREL RETAIL--5.8%
   DSW, Inc. Class A(b)                                   73,350       1,555,020
   Urban Outfitters, Inc.(b)                              64,400       1,893,360
                                                                     -----------
                                                                       3,448,380
                                                                     -----------

APPAREL, ACCESSORIES & LUXURY GOODS--4.5%
   Carter's, Inc.                                         15,400         874,566
   Polo Ralph Lauren Corp.                                35,950       1,808,285
                                                                     -----------
                                                                       2,682,851
                                                                     -----------

APPLICATION SOFTWARE--3.9%
   Autodesk, Inc.                                         50,050       2,324,322
                                                                     -----------

ASSET MANAGEMENT & CUSTODY BANKS--1.5%
   Price (T.Rowe) Group, Inc.                             14,050         917,465
                                                                     -----------

BIOTECHNOLOGY--3.4%
   Protein Design Labs, Inc.(b)                           71,750       2,009,000
                                                                     -----------

BROADCASTING & CABLE TV--3.3%
   XM Satellite Radio Holdings, Inc. Class A(b)           54,200       1,946,322
                                                                     -----------

CATALOG RETAIL--1.4%
   Coldwater Creek, Inc.(b)                               32,450         818,389
                                                                     -----------

COMMUNICATIONS EQUIPMENT--3.1%
   Comverse Technology, Inc.(b)                           69,050       1,813,943
                                                                     -----------

COMPUTER STORAGE & PERIPHERALS--2.2%
   SanDisk Corp.(b)                                       27,350       1,319,638
                                                                     -----------

CONSUMER ELECTRONICS--1.6%
   Harman International Industries, Inc.                   9,000         920,430
                                                                     -----------

EDUCATION SERVICES--3.0%
   Bright Horizons Family Solutions, Inc.(b)              46,550       1,787,520
                                                                     -----------

HEALTH CARE EQUIPMENT--6.9%
   Intuitive Surgical, Inc.(b)                            25,850       1,894,546
   ResMed, Inc.(b)                                        28,000       2,230,200
                                                                     -----------
                                                                       4,124,746
                                                                     -----------

                                                         SHARES         VALUE
                                                       ---------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)

HEALTH CARE FACILITIES--3.4%
   Sunrise Senior Living, Inc.(b)                         30,350     $ 2,025,559
                                                                     -----------

HEALTH CARE SERVICES--3.5%
   Psychiatric Solutions, Inc.(b)                         38,850       2,106,835
                                                                     -----------

HOTELS, RESORTS & CRUISE LINES--2.5%
   Royal Caribbean Cruises Ltd.                           34,000       1,468,800
                                                                     -----------

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.0%
   Robert Half International, Inc.                        49,700       1,768,823
                                                                     -----------

INTEGRATED OIL & GAS--2.8%
   Murphy Oil Corp.                                       33,250       1,658,178
                                                                     -----------

INTERNET SOFTWARE & SERVICES--3.6%
   Openwave Systems, Inc.(b)                              71,750       1,290,065
   Websense, Inc.(b)                                      17,100         875,691
                                                                     -----------
                                                                       2,165,756
                                                                     -----------

IT CONSULTING & OTHER SERVICES--3.1%
   SRA International, Inc. Class A(b)                     52,100       1,848,508
                                                                     -----------

LEISURE FACILITIES--2.9%
   Life Time Fitness, Inc.(b)                             52,850       1,751,449
                                                                     -----------

MANAGED HEALTH CARE--3.0%
   WellCare Health Plans, Inc.(b)                         47,950       1,776,548
                                                                     -----------

OIL & GAS EXPLORATION & PRODUCTION--3.7%
   Range Resources Corp.                                  56,650       2,187,256
                                                                     -----------

RESTAURANTS--3.0%
   Panera Bread Co. Class A(b)                            22,700       1,161,786
   Red Robin Gourmet Burgers, Inc.                        13,100         600,504
                                                                     -----------
                                                                       1,762,290
                                                                     -----------

SYSTEMS SOFTWARE--2.1%
   MICROS Systems, Inc.(b)                                28,550       1,249,063
                                                                     -----------

WIRELESS TELECOMMUNICATION SERVICES--6.3%
   Nextel Partners, Inc. Class A(b)                       68,700       1,724,370
   NII Holdings, Inc.(b)                                  23,700       2,001,465
                                                                     -----------
                                                                       3,725,835
                                                                     -----------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $51,823,422)                                      53,527,020
                                                                     -----------

                     See Notes to Schedules of Investments

                         PHOENIX STRATEGIC THEME SERIES

                                                      SHARES         VALUE
                                                     ---------    -----------

FOREIGN COMMON STOCKS(c)--6.0%

APPLICATION SOFTWARE--3.3%
   Cognos, Inc. (United States)(b)                      50,050    $ 1,948,446
                                                                  -----------

OIL & GAS DRILLING--2.7%
   Nabors Industries Ltd. (United States)(b)            22,850      1,641,316
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $3,306,503)                                     3,589,762
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--96.1%
   (Identified cost $55,129,925)                                   57,116,782
                                                                  -----------

SHORT-TERM INVESTMENTS--2.0%

MONEY MARKET MUTUAL FUNDS--2.0%
   SSgA Money Market Fund (3.36% seven day
     effective yield)                                1,188,000      1,188,000
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $1,188,000)                                     1,188,000
                                                                  -----------

TOTAL INVESTMENTS--98.1%
   (Identified cost $56,317,925)                                   58,304,782(a)
   Other assets and liabilities, net--1.9%                          1,133,981
                                                                  -----------
NET ASSETS--100.0%                                                $59,438,763
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,246,827 and gross depreciation of $1,273,140 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $56,331,095.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Edge Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      Goodwin Money Market uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the series attempts to maintain a constant net asset value of $10 per share.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the series is notified. Interest income is recorded on the accrual basis. Each series amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

D.  FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

E.  FORWARD CURRENCY CONTRACTS

      Certain series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

      At September 30, 2005, the following series had entered into forward currency contracts as follows:

                                                                                                  Net
                                                     In                                       Unrealized
                               Contract to        Exchange       Settlement                  Appreciation
                                 Receive            for             Date          Value     (Depreciation)
----------------------------------------------------------------------------------------------------------
Engemann
Strategic Allocation         JPY 16,109,400       USD 145,549     10/11/05     $  142,139     $  (3,410)
                             JPY 82,711,200       USD 756,044     12/13/05        735,063       (20,981)
                                                                                              ---------
                                                                                              $ (24,391)
                                                                                              =========

Goodwin
Multi-Sector
Fixed Income                JPY 402,735,000     USD 3,638,733     10/11/05      3,553,471       (85,262)
                            JPY 341,636,250     USD 3,122,817     12/13/05      3,036,159       (86,658)
                                                                                              ---------
                                                                                              $(171,920)
                                                                                              =========

Goodwin
Multi-Sector Short
Term Bond                    JPY 24,164,100       USD 218,324     10/11/05        213,208        (5,116)
                             JPY 68,467,800       USD 625,848     12/13/05        608,481       (17,367)
                                                                                               --------
                                                                                               $(22,483)
                                                                                               ========

JPY Japanese Yen   USD United States Dollars


F. REIT INVESTMENTS

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. FUTURES CONTRACTS

      A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Certain series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the

PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded.

      At September 30, 2005, the following series had entered into futures contracts as follows:

                                                              Value of                         Net
                                                  Number      Contracts      Market        Unrealized
                                Expiration          of          when        Value of      Appreciation
                                  Date          Contracts      Opened       Contracts    (Depreciation)
                              -------------------------------------------------------------------------
Northern Dow 30
 Dow Jones
 Industrial Average
 Index                         December '05         3        $318,220        $318,360          $140

Northern Nasdaq-100
Index(R)
 Nasdaq-100 Index(R)           December '05         7         222,296         225,960         3,664


H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Certain series may engage in when-issued or delayed delivery transactions. Each series records when-issued and delayed delivery securities on the trade date. Each series maintains collateral for the securities purchased.

I. REPURCHASE AGREEMENTS

      A repurchase agreement is a transaction where a series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the series in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

J. LOAN AGREEMENTS

      Certain series may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The series' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the series purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments

PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a series' ability to repatriate such amounts.

      Certain series may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a series, positive or negative, than if a series did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisers and/or subadviser to accurately predict risk.

NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the series' Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At September 30, 2005, the following series held restricted securities as follows:

                                                                       Market         % of
                                      Acquisition    Acquisition      Value at      Net Assets
                                          Date          Cost          9/30/05       at 9/30/05
                                      ---------------------------------------------------------
Alger-Small-Cap Growth
 Autobytel, Inc.                        6/20/03      $   20,288      $   18,823        0.1%

Alliance/Bernstein Enhanced Index
 Seagate Technology Tax Refund Rights  11/20/00               0             948        0.0%

Engemann Strategic Allocation
 ITW Cupids Financial Trust I 144A
 6.55%, 12/31/11                        4/18/02       1,996,980       2,144,450        0.6%

Goodwin Multi-Sector Fixed Income
 Candescent Technologies Corp. Cv 144A
 8%, 5/1/05                              3/6/00          40,000               0        0.0%

      Each series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 The Phoenix Edge Series Fund
            -----------------------------------------------------------------

By (Signature and Title)*    /s/ Philip K. Polkinghorn
                         ----------------------------------------------------
                             Philip K. Polkinghorn, President
                             (principal executive officer)

Date      November 28, 2005
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Philip K. Polkinghorn
                         ----------------------------------------------------
                             Philip K. Polkinghorn, President
                             (principal executive officer)

Date      November 28, 2005
    -------------------------------------------------------------------------


By (Signature and Title)*    /s/ Nancy G. Curtiss
                         ----------------------------------------------------
                             Nancy G. Curtiss, Vice President, Treasurer and
                             Principal Accounting Officer
                             (principal financial officer)

Date      November 22, 2005
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.